                                          MERCANTILE MUTUAL FUNDS
                                          TRUST AND TRUST II SHARES
[PHOTO]
                                          Prospectus
                                          March 31, 2000

                                          MONEY MARKET PORTFOLIOS
                                          Treasury Money Market Portfolio
                                          Money Market Portfolio
                                          Tax-Exempt Money Market Portfolio

                                          TAXABLE BOND PORTFOLIOS
                                          U.S.Government Securities Portfolio
                                          Intermediate Corporate Bond Portfolio
                                          Bond Index Portfolio
                                          Government & Corporate Bond Portfolio

                                          TAX-EXEMPT BOND PORTFOLIOS
                                          Short-Intermediate Municipal Portfolio
                                          Missouri Tax-Exempt Bond Portfolio
                                          National Municipal Bond Portfolio

                                          STOCK PORTFOLIOS
                                          Balanced Portfolio
                                          Equity Income Portfolio
                                          Equity Index Portfolio
                                          Growth & Income Equity Portfolio
                                          Growth Equity Portfolio
                                          Small Cap Equity Portfolio
                                          Small Cap Equity Index Portfolio
                                          International Equity Portfolio

As with all mutual funds,the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offence.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
-------------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
-------------------------------------------------------------
                    5  Treasury Money Market Portfolio
                    8  Money Market Portfolio
                   11  Tax-Exempt Money Market Portfolio
                   15  U.S. Government Securities Portfolio
                   19  Intermediate Corporate Bond Portfolio
                   23  Bond Index Portfolio
                   27  Government & Corporate Bond Portfolio
                   31  Short-Intermediate Municipal Portfolio
                   35  Missouri Tax-Exempt Bond Portfolio
                   39  National Municipal Bond Portfolio
                   43  Balanced Portfolio
                   47  Equity Income Portfolio
                   50  Equity Index Portfolio
                   54  Growth & Income Equity Portfolio
                   57  Growth Equity Portfolio
                   60  Small Cap Equity Portfolio
                   64  Small Cap Equity Index Portfolio
                   68  International Equity Portfolio
                   72  Additional Information on Risk
                   Your Account
-------------------------------------------------------------
                   73  Explanation of Sales Price
                   74  How to Buy Shares
                   75  How to Sell Shares
                   76  How to Exchange Shares
                   76  Administrative Services Fees
                   76  General Transaction Policies
                   Distributions and Taxes
-------------------------------------------------------------
                   77  Dividends and Distributions
                   78  Taxation
                   Management of the Fund
-------------------------------------------------------------
                   80  The Adviser
                   80  The Sub-Adviser
                   Financial Highlights
-------------------------------------------------------------
                   81  Introduction
                   82  Financial Highlights

Introduction                                                        Overview

                 This prospectus describes Trust Shares and Trust II Shares of eighteen investment portfolios (the "Portfolios") offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses you pay as an investor in the
                   Portfolio.

Who May Want     The Treasury Money Market Portfolio may be appropriate for
to Invest in     investors who want a way to earn money market returns from
the              U.S. Treasury obligations that are generally exempt from
Portfolios?      state and local taxes. The Money Market Portfolio may be
                 appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                 Tax-Exempt Money Market Portfolio may be appropriate for investors who want a way to earn money market returns that are generally exempt from federal income tax.

                 The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can accept fluctuations in price and yield. The Portfolios may not be appropriate for investors who are investing for long-term capital appreciation.

                 The Tax-Exempt Bond Portfolios may be appropriate for investors who are looking for income that is exempt from federal income tax and who can accept fluctuations in price and yield. The Missouri Tax-Exempt Bond Portfolio is best suited to Missouri residents who are also looking for income that is exempt from Missouri state income tax. The Portfolios, as well as the Tax-Exempt Money Market Portfolio, are not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.

                 The Stock Portfolios may be appropriate for investors who seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may not be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

 Introduction                                      Overview


The              Firstar Investment Research & Management Company, LLC which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N. A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. You could also lose money by investing in one of the Taxable Bond, Tax-Exempt Bond or Stock Portfolios.

Risk/Return Summary                             Treasury Money Market Portfolio

--------------------------------------------------------------------------------
Money market instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Money Market Portfolios must meet strict requirements as to investment quality, maturity and diversification. The Money Market Portfolios generally do not invest in securities with maturities of more than 397 days and the average maturity of all securities held by a particular Money Market Portfolio must be 90 days or less. Prior to purchasing a money market instrument for one of the Money Market Portfolios, the Adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax.

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interests rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 Risk/Return Summary        Treasury Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]
                                 1992     3.40%
                                 1993     2.67%
                                 1994     3.55%
                                 1995     5.15%
                                 1996     4.61%
                                 1997     4.71%
                                 1998     4.49%
                                 1999     3.95%

 The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.

       Best quarter:   1.31% for the quarter
                       ending June 30, 1995
       Worst quarter:  0.64% for the quarter
                       ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                    Since
                   1 Year 5 Years Inception*
                     -----------------------
  Trust Shares      3.95%  4.58%     4.02%
                     -----------------------
  Trust II Shares   4.19%   N/A      4.19%
--------------------------------------------

  *December 2, 1991 for Trust Shares; November 13, 1998 for Trust II Shares.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                             Treasury Money Market Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares or Trust II Shares of the Treasury Money Market Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust  Trust II
  Portfolio's assets)                        Shares   Shares
  Management Fees                            .40%/1/ .40%/1/
 ----------------------------------------------------------------
  Distribution (12b-1) Fees                     None    None
 ----------------------------------------------------------------
  Other Expenses                             .59%/1/ .36%/1/
 ----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  .99%/1/ .76%/1/
-----------------------------------------------------------------

/1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
    Expenses for the Portfolio's Trust Shares and Trust II Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares and Trust II Shares at certain levels. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .49% and .84%, respectively, for Trust Shares, and .35%, .26% and .61%, respectively, for Trust II Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                    1     3     5     10
                   Year Years Years Years
  Trust Shares     $101 $315  $547  $1,213
 -----------------------------------------
  Trust II Shares  $ 78 $243  $422  $  942
------------------------------------------

Risk/Return Summary                                   Money Market Portfolio

                 Investment Objective

                 The Portfolio's investment objective is to seek current income with liquidity and stability of principal.

                 Principal Investment Strategies

                 The Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                 The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                 Principal Risk Considerations

                 The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

                 Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                 The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                 There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 Risk/Return Summary                       Money Market Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]
                                 1991     5.67%
                                 1992     3.30%
                                 1993     2.71%
                                 1994     3.76%
                                 1995     5.55%
                                 1996     4.95%
                                 1997     5.09%
                                 1998     5.02%
                                 1999     4.50%

 The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.

       Best quarter:   1.63% for the quarter
                       ending March 31, 1991
       Worst quarter:  0.66% for the quarter
                       ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                    Since
                   1 Year 5 Years Inception*
                     -----------------------
  Trust Shares      4.50%  5.02%     4.53%
                     -----------------------
  Trust II Shares   4.75%   N/A      4.76%
--------------------------------------------

  *December 1, 1990 for Trust Shares; November 10, 1998 for Trust II Shares.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                                      Money Market Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares or Trust II Shares of the Money Market Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust  Trust II
  Portfolio's assets)                        Shares   Shares
  Management Fees                            .40%/1/ .40%/1/
 ------------------------------------------------------------
  Distribution (12b-1) Fees                     None    None
 ------------------------------------------------------------
  Other Expenses                             .57%/1/ .34%/1/
 ------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  .97%/1/ .74%/1/
-------------------------------------------------------------

/1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
    Expenses for the Portfolio's Trust Shares and Trust II Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares and Trust II Shares at certain levels. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .47% and .82%, respectively, for Trust Shares and .35%, .24% and .59%, respectively, for Trust II Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                    1     3     5     10
                   Year Years Years Years
  Trust Shares     $99  $309  $536  $1,190
 -----------------------------------------
  Trust II Shares  $76  $237  $411  $  918
------------------------------------------

Risk/Return Summary                           Tax-Exempt Money Market Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investor Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable quality.

Risk/Return Summary                           Tax-Exempt Money Market Portfolio


Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Portfolio is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a diversified portfolio.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 Risk/Return Summary      Tax-Exempt Money Market Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                      [GRAPH]
                                 1991     4.05%
                                 1992     2.51%
                                 1993     1.98%
                                 1994     2.37%
                                 1995     3.27%
                                 1996     3.00%
                                 1997     3.09%
                                 1998     2.86%
                                 1999     2.49%

 The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.

       Best quarter:   1.06% for the quarter
                       ending March 31, 1991
       Worst quarter:  0.45% for the quarter
                       ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                    Since
                   1 Year 5 Years Inception*
                     -----------------------
  Trust Shares      2.49%  2.94%     2.92%
                     -----------------------
  Trust II Shares   2.74%   N/A      2.73%
--------------------------------------------

 + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for Trust Shares for periods prior to October 2, 1995 reflect the performance of Trust Shares of the Predecessor Portfolio.
  * September 28, 1990 for Trust Shares; November 16, 1998 for Trust II
    Shares.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                         Tax-Exempt Money Market Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares or Trust II Shares of the Tax-Exempt Money Market Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust  Trust II
  Portfolio's assets)                        Shares   Shares
  Management Fees                            .40%/1/ .40%/1/
 ------------------------------------------------------------
  Distribution (12b-1) Fees                  None    None
 ------------------------------------------------------------
  Other Expenses                             .45%    .22%
 ------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  .85%/1/ .62%/1/
-------------------------------------------------------------

/1/ Management Fees and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares and Trust II Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares and Trust II Shares at certain levels. Management Fees and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35% and .80%, respectively, for Trust Shares and .35% and .57%, respectively, for Trust II Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                    1     3     5     10
                   year years years years
  Trust Shares     $87  $271  $471  $1,049
 -----------------------------------------
  Trust II Shares  $63  $199  $346  $  774
------------------------------------------

Risk/Return Summary                        U.S. Government Securities Portfolio

--------------------------------------------------------------------------------
Repurchase agreements are transactions in which a Portfolio buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Portfolio on a certain date and at a certain price.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage-backed securities are certificates representing ownership interests in a pool of mortgage loans, and include those issued by the Government National Mortgage Association ("Ginnie Maes"), the Federal National Mortgage Association ("Fannie Maes") and the Federal Home Loan Mortgage Corporation ("Freddie
Macs").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1988.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in mortgage-backed securities issued by U.S. Government-sponsored entities such as Ginnie Maes, Fannie Maes and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed 10 years when adjusted for the expected average life of any mortgage-backed securities held by the Portfolio.

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates may also cause certain debt securities held by the Portfolio, including mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically involved little risk of loss of principal if held to maturity. Certain U.S. Government securities, such as Ginnie Maes, are supported by the full faith and credit of the U.S. Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury.

Risk/Return Summary                         U.S. Government Securities Portfolio

Other securities, such as Fannie Maes, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are supported by the issuer's own credit.

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary   U.S. Government Securities Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government bonds.
--------------------------------------------------------------------------------

      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)
                                        [GRAPH]

                                  1992       5.79%
                                  1993       9.10%
                                  1994      -2.44%
                                  1995      15.29%
                                  1996       3.32%
                                  1997       6.68%
                                  1998       6.75%
                                  1999       1.00%


       Best quarter:   5.46% for the quarter
                       ending June 30, 1995
       Worst quarter:  -2.53% for the quarter
                       ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years Inception*
                                -----------------------------------------------
  Trust Shares                                        1.00%   6.50%    6.36%
                                -----------------------------------------------
  Lehman Brothers Intermediate Government Bond Index  0.49%   6.93%    6.78%
-------------------------------------------------------------------------------

 * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Intermediate Government Bond Index.

Risk/Return Summary                         U.S. Government Securities Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the U.S. Government Securities Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted
  from the Portfolio's assets)    Trust Shares
  Management Fees                       .45%
 ---------------------------------------------
  Distribution (12b-1) Fees             None
 ---------------------------------------------
  Other Expenses                     .64%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.09%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .24% and .69%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $111 $347  $601  $1,329
---------------------------------------

Risk/Return Summary                        Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Investment grade debt securities are those of medium credit quality or better as determined by a national rating agency, such as Standard & Poor's Ratings Group (debt securities rated in the four highest rating categories, i.e. BBB or better) and Moody's Investors Service, Inc. (debt securities rated in the four highest rating categories, i.e. Baa or higher). The higher the credit rating, the less likely it is that the issuer of the securities will default on its principal and interest payments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt securities in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Portfolio with each maturity "weighted" according to the percentage of assets it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the United States, by states or political subdivisions of the United States, or by foreign governments or political subdivisions. The Portfolio also invests in obligations issued or guaranteed by U.S. or foreign governments, their agencies and instrumentalities and in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs.

The Portfolio may only purchase investment grade debt obligations. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten years.

Risk/Return Summary                        Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1997.
--------------------------------------------------------------------------------

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary  Intermediate Corporate Bond Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. corporate bonds.
--------------------------------------------------------------------------------
      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                      [GRAPH]
                                1998      9.01%
                                1999     -2.17%

       Best quarter:   5.33% for the quarter
                       ending September 30, 1998
       Worst quarter:  -1.41% for the quarter
                       ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                               Since
                                                      1 Year Inception*
                                ---------------------------------------
  Trust Shares                                        -2.17%   4.92%
                                ---------------------------------------
  Lehman Brothers Intermediate Government Bond Index   0.16%   5.55%
-----------------------------------------------------------------------

 * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

Risk/Return Summary                        Intermediate Corporate Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Intermediate Corporate Bond Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)    Trust Shares
  Management Fees                       .55%
 ---------------------------------------------
  Distribution (12b-1) Fees             None
 ---------------------------------------------
  Other Expenses                     .64%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.19%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .24% and .79%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $121 $378  $654  $1,443
---------------------------------------

Risk/Return Summary                                      Bond Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index. Lehman Brothers, Inc. does not endorse any securities in the Lehman Brothers Aggregate Bond Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index, which is referred to in this prospectus as the "Lehman Aggregate."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the Portfolio cannot invest in all of them. Instead, the Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total assets in securities listed in the Lehman Aggregate.

The Portfolio's average weighted maturity will vary from time to time depending on the maturity of the securities in the Lehman Aggregate. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed nine years.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the Lehman Aggregate within a .95 correlation coefficient.

Risk/Return Summary                                        Bond Index Portfolio

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

 Risk/Return Summary                   Bond Index Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the Lehman Aggregate. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

     [GRAPH]
1998        8.93%
1999       -1.42%

      Best quarter:   4.68% for the quarter
                      ending September 30, 1998
      Worst quarter:  -1.01% for the quarter
                      ending June 30, 1999

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                             Since
                    1 Year Inception*
                                  ---
  Trust Shares      -1.42%   5.34%
                                  ---
  Lehman Aggregate  -0.82%   5.79%
-------------------------------------

 * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman
   Aggregate.

Risk/Return Summary                                         Bond Index Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Bond Index Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)  Trust Shares
  Management Fees                      .30%
 ---------------------------------------------
  Distribution (12b-1) Fees            None
 ---------------------------------------------
  Other Expenses                    .63%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               .93%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .53%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $95  $296  $515  $1,143
---------------------------------------

Risk/Return Summary                       Government & Corporate Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

George J. Schupp is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Schupp, FIRMCO's Director of Fixed Income Management, has been with FIRMCO and its affiliates since 1983 and has 7 years of prior investment experience. He has managed the Portfolio since February 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital.

Principal Investment Strategies

The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate obligations and U.S. Government obligations. Corporate obligations may include bonds, notes and debentures. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The Portfolio also invests in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs. Although the Portfolio invests primarily in the debt obligations of U.S. issuers, it may from time to time invest up to 10% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

The Portfolio may only purchase investment grade debt obligations, which are those rated in one of the four highest rating categories by one or more national rating agencies, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser considers a number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated changes in interest rates and other economic factors, liquidity and the overall quality of the investment.

The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. The Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

Risk/Return Summary                        Government & Corporate Bond Portfolio


Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment, and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary  Government & Corporate Bond Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                         [GRAPH]

                                   1992       6.10%
                                   1993       9.39%
                                   1994      -2.52%
                                   1995      16.93%
                                   1996       2.14%
                                   1997       8.56%
                                   1998       8.99%
                                   1999      -1.77%


      Best quarter:   5.68% for the quarter
                      ending June 30, 1995
      Worst quarter:  -2.71% for the quarter
                      ending March 31, 1996

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                          Since
                                        1 Year  5 Years Inception*
                         -----------------------------------------
  Trust Shares                          -1.77%   6.78%     6.72%
                         -----------------------------------------
  Lehman Brothers Aggregate Bond Index  -0.82%   7.73%     7.48%
------------------------------------------------------------------

 * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Aggregate Bond Index.

Risk/Return Summary                        Government & Corporate Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Government & Corporate Bond Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)     Trust Shares
  Management Fees                       .45%
 ---------------------------------------------
  Distribution (12b-1) Fees             None
 ---------------------------------------------
  Other Expenses                     .63%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.08%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .68%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $110 $343  $595  $1,317
---------------------------------------

Risk/Return Summary                      Short-Intermediate Municipal Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt obligations, including municipal securities, in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt obligations held by a Portfolio with each maturity "weighted" according to the percentage of assets which it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio's average weighted maturity will generally be between two and five years.

Risk/Return Summary                      Short-Intermediate Municipal Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since it commenced operations in 1995.
--------------------------------------------------------------------------------

Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary Short-Intermediate Municipal Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index--3 Year is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of three years or less.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                         [GRAPH]

                                   1996       3.62%
                                   1997       5.22%
                                   1998       4.85%
                                   1999      -0.08%


      Best quarter:   2.31% for the quarter
                      ending September 30, 1998
      Worst quarter:  -1.15% for the quarter
                      ending June 30, 1999

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                         Since
                                                1 Year Inception*
                            -------------------------------------
  Trust Shares                                  -0.08%   3.61%
                            -------------------------------------
  Lehman Brothers Municipal Bond Index--3 Year   1.96%   4.62%
-----------------------------------------------------------------

  * July 10, 1995 for Trust Shares; June 30, 1995 for the Lehman Brothers Municipal Bond Index--3 Year.

Risk/Return Summary                       Short-Intermediate Municipal Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Short-Intermediate Municipal Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)  Trust Shares
  Management Fees                       .55%
 ---------------------------------------------
  Distribution (12b-1) Fees             None
 ---------------------------------------------
  Other Expenses                     .62%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.17%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .22% and .77%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $119 $372  $644  $1,420
---------------------------------------

Risk/Return Summary                         Missouri Tax-Exempt Bond Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt obligations, including municipal securities, in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt obligations held by a Portfolio with each maturity "weighted" according to the percentage of assets which it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, and at least 65% of its total assets in Missouri municipal securities issued by the State of Missouri and other government issuers and that pay interest which is exempt from both federal income tax and Missouri state income tax.

Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Rating Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30

Risk/Return Summary                         Missouri Tax-Exempt Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since that time.
--------------------------------------------------------------------------------
years. The Portfolio's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Portfolio is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a diversified portfolio that holds more investments.

Because the Portfolio invests primarily in Missouri municipal securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect Missouri. Missouri's economy is largely comprised of services, manufacturing (primarily defense, transportation and other durable goods), wholesale and retail trade, and state and local government. The exposure to these industries leaves Missouri vulnerable to an economic slowdown associated with the business cycles of such industries. Because defense-related business plays an important role in Missouri's economy, declining defense appropriations and federal downsizing also may continue to have an adverse impact on the State. From time to time, Missouri and its political subdivisions have encountered financial difficulties.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary     Missouri Tax-Exempt Bond Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years, ten years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]
                                1990       5.94%
                                1991      11.66%
                                1992       8.93%
                                1993      11.86%
                                1994      -5.59%
                                1995      17.01%
                                1996       3.19%
                                1997       8.29%
                                1998       5.41%
                                1999      -2.85%

       Best quarter:   7.58% for the quarter
                       ending March 31, 1995
       Worst quarter:  -5.57% for the quarter
                       ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                                                  Since
                                        1 Year 5 Years 10 Years Inception*
                         -------------------------------------------------
  Trust Shares                          -2.85%  6.01%   6.18%     6.80%
                         -------------------------------------------------
  Lehman Brothers Municipal Bond Index  -2.06%  6.91%   6.89%     7.32%
--------------------------------------------------------------------------

 + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of Trust Shares of the Predecessor Portfolio.
 * July 15, 1988 for Trust Shares; June 30, 1988 for the Lehman Brothers Municipal Bond Index.

Risk/Return Summary                         Missouri Tax-Exempt Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Missouri Tax-Exempt Bond Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust
  Portfolio's assets)                         Shares
  Management Fees                                .45%
 ----------------------------------------------------
  Distribution (12b-1) Fees                      None
 ----------------------------------------------------
  Other Expenses                              .62%/1/
 ----------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.07%/1/
-----------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .22% and .67%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $109 $340  $590  $1,306
---------------------------------------

Risk/Return Summary                           National Municipal Bond Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates. The Portfolio's average weighted maturity generally will be longer (10 years or less) than that of the Short-Intermediate Municipal Portfolio.

Risk/Return Summary                          National Municipal Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its afffiliates since 1993 and has managed the Portfolio since it commenced operations in 1996.
--------------------------------------------------------------------------------

Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                National Municipal Bond Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index--10 Year is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 10 years or less.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]
                               1997       10.29%
                               1998        6.15%
                               1999       -4.41%

       Best quarter:   3.77% for the quarter
                       ending September 30, 1997
       Worst quarter:  -2.71% for the quarter
                       ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                                          Since
                                                 1 Year Inception*
                                ----------------------------------
  Trust Shares                                   -4.41%   3.81%
                                ----------------------------------
  Lehman Brothers Municipal Bond Index--10 Year  -1.25%   4.53%
------------------------------------------------------------------

 * November 18, 1996 for Trust Shares; November 30, 1996 for the Lehman Brothers Municipal Bond Index--10 Year.

Risk/Return Summary                           National Municipal Bond Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the National Municipal Bond Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses


  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Trust Shares
  Management Fees                                  .55%
 --------------------------------------------------------
  Distribution (12b-1) Fees                        None
 --------------------------------------------------------
  Other Expenses                                .61%/1/
 --------------------------------------------------------
  Total Annual Portfolio Operating Expenses    1.16%/1/
---------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .21% and .76%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $118 $368  $638  $1,409
---------------------------------------

Risk/Return Summary                                         Balanced Portfolio

--------------------------------------------------------------------------------
Total return consists of net income (dividend and/or interest income from Portfolio securities, less expenses of the Portfolio) and capital gains and losses, both realized and unrealized, from Portfolio securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment grade bonds are those of medium credit quality or better, as determined by a national rating agency such as Standard & Poor's Ratings Group (bonds rated BBB or higher) and Moody's Investors Service, Inc. (bonds rated
Baa or higher). The higher the credit rating, the less likely it is that the bond issuer will default on its principal and interest payments.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategies

The Portfolio invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in weightings the Adviser believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The Adviser then examines the potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and fixed-income securities based on which class appears relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

In selecting equity securities, the Adviser considers historical and projected earnings, the price/earnings relationship and company growth and asset value. In selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors, and also considers credit quality, prevailing interest rates and liquidity.

Under normal market conditions, the Portfolio invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks of companies with large market capitalizations, and its fixed-income securities will consist mainly of investment grade bonds, including U.S. Government securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Risk/Return Summary                                         Balanced Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian, a senior associate of FIRMCO, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since May 1996. He also manages the Fund's three municipal bond portfolios.
--------------------------------------------------------------------------------

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in interest rates than short-term fixed-income securities.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

Changes in interest rates may cause certain fixed-income securities such as callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

Fixed-income securities are subject to other risks, including the risk that the issuer will be unable to make payments of principal and interest.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                           Balanced Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of broad-based market indexes. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index
The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]
                               1994       -1.25%
                               1995       26.28%
                               1996       12.29%
                               1997       18.47%
                               1998       11.67%
                               1999        7.98%

      Best quarter:    11.18% for the quarter ending
                       December 31, 1998
      Worst quarter:   -7.40% for the quarter ending
                       September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                         Since
                                        1 Year 5 Years Inception*
                         ----------------------------------------
  Trust Shares                           7.98% 15.16%    11.45%
                         ----------------------------------------
  S&P 500 Index                         21.04% 28.56%    21.63%
                         ----------------------------------------
  Lehman Brothers Aggregate Bond Index  -0.82%  7.73%     6.03%
-----------------------------------------------------------------

 * April 1, 1993 for Trust Shares; March 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

Risk/Return Summary                                         Balanced Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Balanced Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust
  Portfolio's assets)                         Shares
  Management Fees                                .75%
 --------------------------------------------------------
  Distribution (12b-1) Fees                      None
 --------------------------------------------------------
  Other Expenses                              .63%/1/
 --------------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.38%/1/
---------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .98%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $140 $437  $755  $1,657
---------------------------------------

Risk/Return Summary                                     Equity Income Portfolio

--------------------------------------------------------------------------------
Market capitalization is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of outstanding shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value stocks are those that appear to be underpriced based on valuation measures, such as lower price-to-earnings and price-to-book value ratios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of value companies with large market capitalizations (generally, $5 billion or higher). In selecting these stocks, the Adviser evaluates a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of valuation, including cash flow, asset value and book value.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing (dividend-paying) equity securities, primarily common stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer above-average dividend yields with corresponding above-average levels of income, in each case as compared to the S&P 500 Index.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.


The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                Equity Income Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the stocks in the Russell 1000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000 Index consists of the 1,000 largest U.S. companies as ranked by total market capitalization.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                                      [GRAPH]
                                                 1998    11.12%
                                                 1999    -2.80%

      Best quarter:   14.33% for the quarter
                      ending
                      June 30, 1997
      Worst quarter:  -8.70% for the quarter
                      ending
                      September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                     Since
                            1 Year Inception*
                     ------------------------
  Trust Shares              -2.80%   10.11%
                     ------------------------
  Russell 1000 Value Index   7.35%   17.41%
---------------------------------------------

 * February 27, 1997 for Trust Shares; February 28, 1997 for the Russell 1000 Value Index.

Risk/Return Summary                                  Equity Income Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Equity Income Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from
  the                                    Trust
  Portfolio's assets)                    Shares
  Management Fees                           .75%
 -----------------------------------------------
  Distribution (12b-1) Fees                 None
 -----------------------------------------------
  Other Expenses                         .63%/1/
 -----------------------------------------------
  Total Annual Portfolio Operating
   Expenses                             1.38%/1/
------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .98%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $140 $437  $755  $1,657
---------------------------------------

Risk/Return Summary                                      Equity Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large companies. S&P does not endorse any stock in the S&P 500 Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Index, which is referred to in this prospectus as the "S&P 500 Index."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of sophisticated computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks represented in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a .95 correlation coefficient.

Risk/Return Summary                                    Equity Index Portfolio

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the large-capitalization stocks it typically holds may not perform as well as other types of stocks, such as small-capitalization stocks.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P 500 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results will fail to match those of the S&P 500 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

 Risk/Return Summary                       Equity Index Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P 500 Index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)
                                      [GRAPH]

                                1998      28.25%
                                1999      20.53%


      Best quarter:   21.19% for the quarter
                      ending December 31, 1998
      Worst quarter:  -9.96% for the quarter
                      ending September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                          Since
                 1 Year Inception*
                                --
  Trust Shares   20.53%   27.00%
                                --
  S&P 500 Index  21.04%   27.35%
----------------------------------

 * May 1, 1997 for Trust Shares; April 30, 1997 for the S&P 500 Index.

Risk/Return Summary                                     Equity Index Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Equity Index Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses


  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust
  Portfolio's assets)                        Shares
  Management Fees                               .30%
 ---------------------------------------------------
  Distribution (12b-1) Fees                     None
 ---------------------------------------------------
  Other Expenses                             .65%/1/
 ---------------------------------------------------
  Total Annual Portfolio Operating Expenses  .95%/1/
----------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .25% and .55%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $97  $303  $525  $1,166
---------------------------------------

Risk/Return Summary                           Growth & Income Equity Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

Principal Investment Strategies

The Portfolio invests primarily in common stocks. The Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value, consistency of earnings growth and earnings quality. The Adviser favors the stocks of those companies which are believed to have superior revenue and earnings growth prospects relative to their peers and to their price/earnings ratios.

Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks tend to pay dividends, so many of the Portfolio's investments may produce some income. Nevertheless, income is not a major factor in the stock selection process.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                Growth & Income Equity Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
--------------------------------------------------------------------------------
      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                      [GRAPH]

                                1992     10.61%
                                1993      9.61%
                                1994     -0.26%
                                1995     34.38%
                                1996     19.40%
                                1997     27.80%
                                1998     13.50%
                                1999     13.76%

      Best quarter:   18.59% for the quarter
                      ending December 31, 1998
      Worst quarter:  -14.34% for the quarter
                      ending September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for periods ended December 31, 1999
              -----------------------------------------------------------------

                                  Since
                 1 Year 5 Years Inception*
                                ----------
  Trust Shares   13.76% 21.50%    15.92%
                                ----------
  S&P 500 Index  21.04% 28.56%    19.63%
------------------------------------------

 * April 1, 1991 for Trust Shares; March 31, 1991 for the S&P 500 Index.

Risk/Return Summary                           Growth & Income Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Growth & Income Equity Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)    Trust Shares
  Management Fees                       .55%
----------------------------------------------
  Distribution (12b-1) Fees             None
----------------------------------------------
  Other Expenses                     .61%/1/
----------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.16%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .19% and .74%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $118 $368  $638  $1,409
---------------------------------------

Risk/Return Summary                                   Growth Equity Portfolio

--------------------------------------------------------------------------------
Growth stocks may offer above-average revenue and earnings potential and accompanying capital growth, typically with a lower dividend yield than value stocks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

Walter Dewey, Chartered Financial Analyst, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates for 16 years and has managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to increase company earnings is the primary consideration.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks or other equity securities, such as preferred stocks, rights and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                Growth Equity Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                      [GRAPH]

                                1998      30.47%
                                1999      24.55%


      Best quarter:     25.77% for the quarter ending
                        December 31, 1998
      Worst quarter:    -11.73% for the quarter ending
                        September 30, 1998

     --------------------------------------------------------------------------


               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                           Since
                 1 Year  Inception*
                                ---
  Trust Shares   24.55%    27.79%
                                ---
  S&P 500 Index  21.04%    24.65%
-----------------------------------

 + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
   Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 24, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.
 * November 24, 1997 for Trust Shares; November 30, 1997 for the S&P 500
   Index.

Risk/Return Summary                                   Growth Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Growth Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the Portfolio's assets)   Trust Shares
  Management Fees                       .75%
 ---------------------------------------------
  Distribution (12b-1) Fees             None
 ---------------------------------------------
  Other Expenses                     .62%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               1.37%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .22% and .97%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $139 $434  $750  $1,646
---------------------------------------

Risk/Return Summary                                 Small Cap Equity Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Robert J. Anthony, Senior Associate at FIRMCO and Gregory Glidden, Senior Portfolio Manager at FIRMCO, are responsible for the day-to-day management of the Portfolio. Mr. Anthony has been with FIRMCO and its affiliates for 27 years and has managed the Portfolio since its inception in 1992. Mr. Glidden has been with FIRMCO and its affiliates for 17 years and has co-managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its total assets in small- to medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the Adviser believes have above-average prospects for capital appreciation. Stocks purchased by the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

The Portfolio also may invest a portion of its assets in larger companies that the Adviser believes offer improved growth possibilities because of rejuvenated management, product changes or other developments likely to stimulate earnings or asset growth. The Portfolio also invests in stocks the Adviser believes are undervalued or to a limited extent in initial public offerings (IPOs) of new companies that demonstrate the potential for price appreciation. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of the products manufactured or services offered. The Adviser uses a screening process involving a variety of quantitative techniques in evaluating prospects for capital appreciation.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Risk/Return Summary                                 Small Cap Equity Portfolio

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. In an effort to reduce the risks inherent in smaller-company stocks, the Portfolio's holdings are diversified over a number of companies and industry groups.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Portfolio's performance results may reflect periods of above-average performance attributable to its investing a portion of its assets in the securities of companies offering shares in IPOs. It is possible that the above-average performance of such companies may not be repeated in the future.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary             Small Cap Equity Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and the table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                           [GRAPH]

                                   1993       23.59%
                                   1994        2.52%
                                   1995       17.24%
                                   1996       10.98%
                                   1997       20.79%
                                   1998       -7.77%
                                   1999       17.10%


      Best quarter:   17.06% for the quarter
                      ending June 30, 1999
      Worst quarter:  -24.71% for the quarter
                      ending September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                        Since
                      1 Year  5 Years inception*
                     ---------------------------
  Trust Shares        17.10%   11.16%   12.72%
                     ---------------------------
  Russell 2000 Index  21.26%   16.69%   14.80%
------------------------------------------------

 * May 6, 1992 for Trust Shares; April 30, 1992 for the Russell 2000 Index.

Risk/Return Summary                                 Small Cap Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Small Cap Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Trust Shares
  Management Fees                                  .75%
 --------------------------------------------------------
  Distribution (12b-1) Fees                        None
 --------------------------------------------------------
  Other Expenses                                .61%/1/
 --------------------------------------------------------
  Total Annual Portfolio Operating Expenses    1.36%/1/
---------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .21% and .96%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $138 $431  $745  $1,635
---------------------------------------

Risk/Return Summary                            Small Cap Equity Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American
Stock Exchange and NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of small companies with market capitalizations that currently range between $28 million and $4.2 billion. S&P does not endorse any stock in the S&P SmallCap 600 Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600 Index.

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of sophisticated computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at least 80% of its total assets in securities listed in the S&P SmallCap 600 Index and typically will hold all 600 stocks represented in the Index. Under certain circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or changes in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the S&P SmallCap 600 Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P SmallCap 600 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P SmallCap 600 Index within a .95 correlation coefficient.

Risk/Return Summary                           Small Cap Equity Index Portfolio

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified, which may reduce some of this risk.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results may fail to match those of the S&P SmallCap 600 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

 Risk/Return Summary       Small Cap Equity Index Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows the performance of the Portfolio's Trust Shares during the last calendar year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P SmallCap 600 Index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                         [GRAPH]

                                     1999   7.91%


      Best quarter:   15.24% for the quarter
                      ending June 30, 1999
      Worst quarter:  -10.84% for the quarter
                      ending March 31, 1999

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                    Since
                          1 Year  inception*
                            ----------------
  Trust Shares             7.91%    10.47%
                            ----------------
  S&P SmallCap 600 Index  12.40%    12.40%
--------------------------------------------

 * December 30, 1998 for Trust Shares; December 31, 1998 for the S&P SmallCap 600 Index.

Risk/Return Summary                             Small Cap Equity Index Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Small Cap Equity Index Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from       Trust
  the Portfolio's assets)                Shares
  Management Fees                           .40%
 -----------------------------------------------
  Distribution (12b-1) Fees                 None
 -----------------------------------------------
  Other Expenses                         .73%/1/
 -----------------------------------------------
  Total Annual Portfolio Operating
   Expenses                             1.13%/1/
------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .33% and .73%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $115 $359  $622  $1,375
---------------------------------------

Risk/Return                             Summary International Equity Portfolio

--------------------------------------------------------------------------------
Sub-Adviser/Portfolio Manager

FIRMCO has appointed Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") as sub-adviser to assist in the day-to-day management of the Portfolio. Frances Dakers, a principal and senior portfolio manager of Clay Finlay, is responsible for the management of the Portfolio. Ms. Dakers has been with Clay Finlay since January 1982 and has managed the Portfolio since it began operations in 1994.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

Principal Investment Strategies

The Portfolio invests primarily in foreign common stocks, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Portfolio also may invest in other developed countries in the Far East and in countries with emerging markets or economies.

By investing in various foreign stocks, the Portfolio attempts to achieve broad diversification and to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. In selecting stocks, the Sub-Adviser determines which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool which focuses on valuation ranges. The Sub-Adviser focuses on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. The Sub-Adviser also uses fundamental analysis by evaluating balance sheets, market share and strength of management.

Risk/Return Summary                             International Equity Portfolio

Principal Risk Considerations

Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as foreign government restrictions, different accounting standards and political instability. Although the multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on overall performance, negative results in one foreign market may offset gains in, or negatively affect, other foreign markets.

The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Portfolio is also subject to currency risk, which is the potential for price fluctuations in the dollar value of the foreign securities which the Portfolio holds because of changing currency exchange rates.

As with U.S. equity markets, foreign markets tend to be cyclical. There are times when stock prices generally increase, and other times when they generally decrease.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary         International Equity Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Morgan Stanley Capital International Europe, Australasia and Far East
Index, or EAFE Index, is an unmanaged index consisting of companies in Australia, New Zealand, Europe and the Far East.
--------------------------------------------------------------------------------
   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                      [GRAPH]

                                  1995      9.59%
                                  1996     10.36%
                                  1997      4.88%
                                  1998     17.91%
                                  1999     50.93%


      Best quarter:   27.60% for the quarter
                      ending December 31, 1999
      Worst quarter:  -16.98% for the quarter
                      ending September 30, 1998

     --------------------------------------------------------------------------

               Average Annual Total Returns
               for the Periods Ending December 31, 1999
              -----------------------------------------------------------------

                                  Since
                1 Year  5 Years Inception*
                     ---------------------
  Trust Shares  50.93%   17.68%   15.29%
                     ---------------------
  EAFE Index    26.96%   12.83%   11.85%
------------------------------------------

 * April 4, 1994 for Trust Shares; March 31, 1994 for the EAFE Index.

Risk/Return Summary                             International Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the International Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses


  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust
  Portfolio's assets)                         Shares
  Management Fees                               1.00%
 ----------------------------------------------------
  Distribution (12b-1) Fees                      None
 ----------------------------------------------------
  Other Expenses                              .75%/1/
 ----------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.75%/1/
-----------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .29% and 1.29% respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $178 $551  $949  $2,062
---------------------------------------

Risk/Return Summary                              Additional Information on Risk

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, the Tax-Exempt Money Market Portfolio may hold short-term taxable money market investments not to exceed 20% of the Portfolio's assets, each of the Taxable Bond, Tax-Exempt Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

Your Account                                         Explanation of Sales Price

--------------------------------------------------------------------------------
Business days defined A business day with respect to the Stock Portfolios is any day that the New York Stock Exchange is open for business. A business day with respect to the Money Market, Taxable Bond and Tax-Exempt Bond Portfolios is any day that both the New York Stock Exchange and the Federal Reserve Banks' Fedline System are open. Currently, the Fund observes the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving, Christmas, and, for the Money Market, Taxable Bond and Tax-Exempt Bond Portfolios, Columbus Day and Veterans' Day.

--------------------------------------------------------------------------------

Trust Shares and Trust II Shares of a Portfolio are sold at their net asset value (NAV). The NAV for each class of shares of a Money Market Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for each class of shares of a Taxable Bond, Tax-Exempt Bond or Stock Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day.

The NAV for a class of shares is determined by adding the value of a Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable that class and then dividing the result by the total number of shares in the class that are outstanding.

 . The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to market value.

 . The investments of each of the Taxable Bond, Tax-Exempt Bond and Stock
  Portfolios are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by FIRMCO (or Clay Finlay, with respect to the International Equity Portfolio) under the supervision of the Fund's Board of Directors. Foreign securities acquired by the International Equity Portfolio may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In such cases, the NAV of the Portfolio's shares may be significantly affected on days when investors cannot buy and sell Portfolio shares.

 . A properly placed purchase order (see "How to Buy Shares" on page 74) that is delivered to the Fund by 11:00 a.m. (Central time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 2:00 p.m. (Central time) on any business day with respect to the Money Market Portfolio receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 11:00 a.m. (Central time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) with respect to the Money Market Portfolio will be placed the following business day.

 . A properly placed purchase order (see "How to Buy Shares" on page 74) for one of the Taxable Bond, Tax-Exempt Bond or Stock Portfolios that is delivered to the Fund before 3:00 p.m. (Central time) on any business day receives the share price determined as of 3:00 p.m. (Central time) that day. If the order is received after 3:00 p.m. (Central time), it will receive the price determined on the next business day. Your financial institution must forward your payment to the Fund no later than 3:00 p.m. (Central time) the next business day after placing the order, or the order will be cancelled.

Your Account                                              How to Buy Shares

Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.

Trust II Shares of the Money Market Portfolios are sold to financial institutions that are purchasing shares on their own behalf or on behalf of certain qualified accounts. Contact your financial institution for information as to which types of accounts are eligible to purchase Trust II Shares.

If you are purchasing Trust Shares or Trust II Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

The Fund does not have any minimum investment requirement for Trust Shares or Trust II Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

Your Account                                               How to Sell Shares

Orders to sell or "redeem" Trust Shares or Trust II Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). The order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

Trust Shares and Trust II Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

Proceeds from redemptions from the Taxable Bond, Tax-Exempt Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 3:00 a.m. (Central time) on a business day.

Your Account                                       How to Exchange Shares

The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio, and Trust II Shares of one Money Market Portfolio for Trust II Shares of another Money Market Portfolio. In addition, you may be able to exchange Trust Shares of a Portfolio for Investor A Shares of the same Portfolio if it involves the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares or Trust II Shares, as applicable, of the Portfolio being acquired may be legally sold.

Trust and Trust II Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

Administrative Services Fees

Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond, Tax-Exempt Bond and Stock Portfolio's Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares. No administrative services fees are payable with respect to Trust II Shares of the Money Market Portfolios.

General Transaction Policies

The Fund reserves the right to:
  . Refuse any order to buy shares.
  . Reject any exchange request.
  . Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.
  . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.
  . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
  . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

Distributions and Taxes                             Dividends and Distributions

 . Money Market Portfolios

 Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

 . Taxable Bond and Tax-Exempt Bond Portfolios

 Each Taxable Bond and Tax-Exempt Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

 . Stock Portfolios

 The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally--but not always--consist primarily of capital gains and not ordinary income.

 . All Portfolios

 Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

 All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Distributions and Taxes                                            Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . Treasury Money Market, Money Market, Taxable Bond and Stock Portfolios

 Each Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Portfolio distributions will generally be taxable as ordinary income.

 Except in the case of a Money Market Portfolio, if you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

 Except in the case of a Money Market Portfolio, you will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

 A Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

 Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

 The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability, or
 (2) take such amount as an itemized deduction.

 . Tax-Exempt Money Market and Tax-Exempt Bond Portfolios

 It is expected that the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Portfolio will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

 The Tax-Exempt Portfolios, other than the Tax-Exempt Money Market Portfolio, are likely from time to time to make taxable distributions. Distributions derived from net long-term capital gains will generally be taxable to you as long-term capital gains. Dividends derived from short-term capital gains

Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment and, if you own shares of the Missouri Tax-Exempt Bond Portfolio, the Missouri state income tax treatment, of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------
 and income attributable to "market-discount" on bonds acquired by the Portfolios will be taxable to you as ordinary income.

 If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

 You should note that a portion of the exempt-interest dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

 . State and Local Taxes

 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities.

 The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level.

 The Missouri Tax-Exempt Bond Portfolio anticipates that the dividends that it pays that are attributable to interest earned by the Portfolio will also be exempt from Missouri state income taxes. Dividends paid by the Tax-Exempt Money Market, Short-Intermediate Municipal and National Municipal Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state or local law.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund                                            The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

                        Investment advisory fees
      Portfolio            as a % of net assets
                        -------------------------
Treasury Money Market
 Portfolio                                 .35%
                        -------------------------
Money Market Portfolio                     .35%
                        -------------------------
Tax-Exept Money Market
 Portfolio                                 .35%
                        -------------------------
U.S. Government Securities
 Portfolio                                 .45%
                        -------------------------
Intermediate Corporate Bond
 Portfolio                                 .55%
                        -------------------------
Bond Index Portfolio                       .30%
                        -------------------------
Government & Corporate Bond
 Portfolio                                 .45%
                        -------------------------
Short-Intermediate Municipal
 Portfolio                                 .55%
                        -------------------------
Missouri Tax-Exempt Bond
 Portfolio                                 .45%
                        -------------------------
National Municipal Bond
 Portfolio                                 .55%
                        -------------------------
Balanced Portfolio                         .75%
                        -------------------------
Equity Income Portfolio                    .75%
                        -------------------------
Equity Index Portfolio                     .30%
                        -------------------------
Growth & Income Equity
 Portfolio                                 .55%
                        -------------------------
Growth Equity Portfolio                    .75%
                        -------------------------
Small Cap Equity Portfolio                 .75%
                        -------------------------
Small Cap Equity Index
 Portfolio                                 .32%
                        -------------------------
International Equity Portfolio            1.00%
-------------------------------------------------

The Sub-Adviser

Clay Finlay Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of FIRMCO and according to its sub-advisory agreement with FIRMCO. For its services, Clay Finlay receives from FIRMCO a monthly fee based on a percentage of the Portfolio's average daily net assets.

Founded in 1982, Clay Finlay is a registered investment adviser and a subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

Financial Highlights                                            Introduction


The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares and/or Trust II Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Trust Share or Trust II Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares or Trust II Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Financial Highlights                           Treasury Money Market Portfolio

                                               Trust Shares
                              (For a Share outstanding throughout each period)
                                         Year Ended November 30,
                              1999        1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income       0.038       0.045     0.046     0.045     0.050
   Net realized gains from
    investments                   --(a)       --        --        --        --
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                 0.038       0.045     0.046     0.045     0.050
 ------------------------------------------------------------------------------
  Distributions
   Net investment income      (0.038)     (0.045)   (0.046)   (0.045)   (0.050)
   Net realized gains             --(a)       --        --        --        --
 ------------------------------------------------------------------------------
   Total Distributions        (0.038)     (0.045)   (0.046)   (0.045)   (0.050)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
 ------------------------------------------------------------------------------
   Total Return                 3.87%       4.56%     4.70%     4.64%     5.12%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $197,435    $245,959  $283,653  $131,322  $252,780
   Ratio of expenses to
    average net assets          0.81%       0.65%     0.61%     0.61%     0.60%
   Ratio of net investment
    income to average net
    assets                      3.80%       4.45%     4.60%     4.55%     5.01%
   Ratio of expenses to
    average net assets*         0.95%       0.96%     0.92%     0.76%     0.75%
--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Net realized gain and distribution from net realized gain was less than $0.005.

Financial Highlights                             Treasury Money Market Portfolio

                                            Trust II Shares
                            (For a Share outstanding throughout each period)
                                  Year Ended                   November 13, 1998 To
                              November 30, 1999                November 30, 1998(a)
  Net Asset Value,
   Beginning of Period           $                   1.00          $                   1.00
 ----------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income                            0.040                             0.002
   Net realized gains from
    investments                                        --(d)                             --
 ----------------------------------------------------------------------------------------------
   Total from Investment
    Activities                                      0.040                             0.002
 ----------------------------------------------------------------------------------------------
  Distributions
   Net investment income                           (0.040)                           (0.002)
   Net realized gains                                  --(d)                             --
 ----------------------------------------------------------------------------------------------
   Total Distributions                             (0.040)                           (0.002)
 ----------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $                   1.00          $                   1.00
 ----------------------------------------------------------------------------------------------
   Total Return                                      4.12%                             0.20%(b)
  Ratios/Supplementary
   Data:
   Net assets at end of
    period (000)                 $                 83,057          $                 76,995
   Ratio of expenses to
    average net assets                               0.57%                             0.55%(c)
   Ratio of net investment
    income to average net
    assets                                           4.03%                             4.09%(c)
   Ratio of expenses to
    average net assets*                              0.71%                             0.70%(c)

--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.
  (d) Net realized gain and distribution from net realized gain was less than $0.005.

Financial Highlights                                     Money Market Portfolio

                                                 Trust Shares
                             (For a Share outstanding throughout each period)
                                           Year Ended November 30,
                              1999      1998         1997       1996      1995
  Net Asset Value,
   Beginning of Period      $   1.00  $   1.00    $     1.00  $   1.00  $   1.00
 --------------------------------------------------------------------------------
  Investment Activities
   Net investment income       0.043     0.050         0.050     0.049     0.054
   Net realized gains from
    investments                   --        --(a)         --        --        --
 --------------------------------------------------------------------------------
   Total from Investment
    Activities                 0.043     0.050         0.050     0.049     0.054
 --------------------------------------------------------------------------------
  Distributions
   Net investment income      (0.043)   (0.050)       (0.050)   (0.049)   (0.054)
 --------------------------------------------------------------------------------
   Total Distributions        (0.043)   (0.050)       (0.050)   (0.049)   (0.054)
 --------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   1.00  $   1.00    $     1.00  $   1.00  $   1.00
 --------------------------------------------------------------------------------
   Total Return                 4.43%     5.08%         5.06%     4.99%     5.52%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $734,262  $820,923    $1,042,151  $717,265  $698,131
   Ratio of expenses to
    average net assets          0.80%     0.66%         0.64%     0.61%     0.59%
   Ratio of net investment
    income to average net
    assets                      4.34%     4.97%         4.96%     4.88%     5.38%
   Ratio of expenses to
    average net assets*         0.94%     0.93%         0.92%     0.76%     0.74%

--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Net realized gains per share were less than $0.005.

Financial Highlights                                    Money Market Portfolio

                                            Trust II Shares
                            (For a Share outstanding throughout each period)
                                  Year Ended                 November 10, 1998 to
                              November 30, 1999              November 30, 1998(a)
  Net Asset Value,
   Beginning of Period          $                   1.00         $                   1.00
---------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income                           0.046                            0.003
---------------------------------------------------------------------------------------------
   Total from Investment
    Activities                                     0.046                            0.003
---------------------------------------------------------------------------------------------
  Distributions
   Net investment income                          (0.046)                          (0.003)
---------------------------------------------------------------------------------------------
   Total Distributions                            (0.046)                          (0.003)
---------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $                   1.00         $                   1.00
---------------------------------------------------------------------------------------------
   Total Return                                     4.68%                            0.27%(b)
  Ratios/Supplementary
   Data:
   Net assets at end of
    period (000)                $                522,118         $                490,020
   Ratio of expenses to
    average net assets                              0.56%                            0.56%(c)
   Ratio of net investment
    income to average net
    assets                                          4.57%                            4.76%(c)
   Ratio of expenses to
    average net assets*                             0.70%                            0.71%(c)

--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                          Tax-Exempt Money Market Portfolio

                                                  Trust Shares
                                (For a Share outstanding throughout each period)
                                                                  Six Months
                                                                    Ended       Year Ended
                                Year Ended November 30,          November 30,    May 31,
                             1999     1998      1997     1996      1995(c)         1995
  Net Asset Value,
   Beginning of Period      $  1.00  $  1.00  $   1.00  $  1.00    $  1.00       $  1.00
 -----------------------------------------------------------------------------------------
  Investment Activities
   Net investment income      0.024    0.029     0.030    0.030      0.016         0.029
 -----------------------------------------------------------------------------------------
   Total from Investment
    Activities                0.024    0.029     0.030    0.030      0.016         0.029
 -----------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.024)  (0.029)   (0.030)  (0.030)    (0.016)       (0.029)
 -----------------------------------------------------------------------------------------
   Total Distributions       (0.024)  (0.029)   (0.030)  (0.030)    (0.016)       (0.029)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  1.00  $  1.00  $   1.00  $  1.00    $  1.00       $  1.00
 -----------------------------------------------------------------------------------------
   Total Return                2.44%    2.92%     3.08%    3.06%      1.57%(a)      2.93%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $38,415  $37,541  $143,517  $95,726    $78,031       $85,324
   Ratio of expenses to
    average net assets         0.79%    0.59%     0.58%    0.53%      0.70%(b)      0.61%
   Ratio of net investment
    income to average net
    assets                     2.42%    2.88%     3.04%    3.01%      3.01%(b)      2.87%
   Ratio of expenses to
    average net assets*        0.84%    0.84%     0.83%    0.58%      0.75%(b)      0.70%

--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Not annualized.
  (b) Annualized.
  (c) Upon reorganizing as a portfolio of The ARCH Fund, Inc., the Tax-Exempt Money Market Portfolio changed its fiscal year-end from May 31 to November 30.

FinancialHighlights                            Tax-Exempt Money Market Portfolio

                                            Trust II Shares
                            (For a Share outstanding throughout each period)
                                  Year Ended                 November 16, 1998 to
                              November 30, 1999              November 30, 1998(a)
  Net Asset Value,
   Beginning of Period          $                   1.00         $                   1.00
 --------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income                           0.026                            0.001
 --------------------------------------------------------------------------------------------
   Total from Investment
    Activities                                     0.026                            0.001
 --------------------------------------------------------------------------------------------
  Distributions
   Net investment income                          (0.026)                          (0.001)
 --------------------------------------------------------------------------------------------
   Total Distributions                            (0.026)                          (0.001)
 --------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $                   1.00         $                   1.00
 --------------------------------------------------------------------------------------------
   Total Return                                     2.68%                            0.11%(b)
  Ratios/Supplementary
   Data:
   Net assets at end of
    period (000)                $                124,299         $                122,110
   Ratio of expenses to
    average net assets                              0.55%                            0.57%(c)
   Ratio of net investment
    income to average net
    assets                                          2.64%                            2.69%(c)
   Ratio of expenses to
    average net assets*                             0.60%                            0.62%(c)

--------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                      U.S. Government Securities Portfolio

                                              Trust Shares
                            (For a Share outstanding throughout each period)
                                         Year Ended November 30
                              1999       1998       1997       1996       1995
  Net Asset Value,
   Beginning of Period      $   10.74  $   10.62  $   10.67  $   10.85  $   10.05
 ---------------------------------------------------------------------------------
  Investment Activities
   Net investment income         0.58       0.60       0.61       0.66       0.67
   Net realized and
    unrealized gains
    (losses) from
    investments                 (0.41)      0.12      (0.05)     (0.15)      0.80
 ---------------------------------------------------------------------------------
   Total from Investment
    Activities                   0.17       0.72       0.56       0.51       1.47
 ---------------------------------------------------------------------------------
  Distributions
   Net investment income        (0.57)     (0.60)     (0.61)     (0.66)     (0.67)
   In excess of net
    realized gains                 --         --         --      (0.03)        --
 ---------------------------------------------------------------------------------
   Total Distributions          (0.57)     (0.60)     (0.61)     (0.69)     (0.67)
 ---------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   10.34  $   10.74  $   10.62  $   10.67  $   10.85
 ---------------------------------------------------------------------------------
   Total Return                  1.67%      6.98%      5.51%      4.88%     15.00%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $  72,483  $  93,683  $  72,753  $  60,079  $  45,513
   Ratio of expenses to
    average net assets           0.68%      0.67%      0.67%      0.67%      0.67%
   Ratio of net investment
    income to average net
    assets                       5.45%      5.64%      5.84%      6.10%      6.36%
   Ratio of expenses to
    average net assets*          1.09%      1.07%      1.07%      0.77%      0.77%
   Portfolio turnover**         26.17%     54.57%    100.33%     53.76%     93.76%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                     Intermediate Corporate Bond Portfolio

                                                Trust Shares
                              (For a Share outstanding throughout each period)
                                                            February 10, 1997
                                Years Ended November 30             to
                                   1999          1998      November 30, 1997(a)
  Net Asset Value, Beginning
   of Period                    $     10.29   $     10.11        $ 10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income               0.60          0.63           0.53
   Net realized and unrealized
    gains (losses) from
    investments                       (0.73)         0.29           0.11
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        (0.13)         0.92           0.64
 ------------------------------------------------------------------------------
  Distributions
   Net investment income              (0.60)        (0.63)         (0.53)
   Net realized gains                    --         (0.11)            --
   In excess of net realized
    gains                             (0.01)           --             --
 ------------------------------------------------------------------------------
   Total Distributions                (0.61)        (0.74)         (0.53)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $      9.55   $     10.29        $ 10.11
 ------------------------------------------------------------------------------
   Total Return                       (1.26)%        9.53%          6.65%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                       $    50,325   $    55,337        $44,443
   Ratio of expenses to
    average net assets                 0.79%         0.60%          0.29%(c)
   Ratio of net investment
    income to average net
    assets                             6.07%         6.23%          6.90%(c)
   Ratio of expenses to
    average net assets*                1.19%         1.19%          1.32%(c)
   Portfolio turnover**               25.71%         9.65%         61.98%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                       Bond Index Portfolio

                                                Trust Shares
                               (For a Share outstanding throughout each period)
                                Year Ended November 30,    February 10, 1997 to
                                   1999          1998      November 30, 1997(a)
  Net Asset Value, Beginning
   of Period                    $     10.44   $     10.16        $  10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income               0.60          0.65            0.53
   Net realized and unrealized
    gains (losses) from
    investments                       (0.66)         0.30            0.16
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        (0.06)         0.95            0.69
 ------------------------------------------------------------------------------
  Distributions
   Net investment income              (0.60)        (0.64)          (0.53)
   Net realized gains                 (0.04)        (0.03)            --
   In excess of net realized
    gains                             (0.01)          --              --
 ------------------------------------------------------------------------------
   Total Distributions                (0.65)        (0.67)          (0.53)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $      9.73   $     10.44        $  10.16
 ------------------------------------------------------------------------------
   Total Return                       (0.61)%        9.69%           7.15%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                       $   176,426   $   169,388        $138,319
   Ratio of expenses to
    average net assets                 0.53%         0.42%           0.23%(c)
   Ratio of net investment
    income to average net
    assets                             5.95%         6.20%           6.92%(c)
   Ratio of expenses to
    average net assets*                0.93%         0.93%           0.94%(c)
   Portfolio turnover**               21.88%        33.37%          46.16%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                      Government & Corporate Bond Portfolio

                                            Trust Shares
                           (For a Share outstanding throughout each period)
                                      Year Ended November 30,
                              1999       1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $  10.74   $  10.37  $  10.34  $  10.53  $   9.64
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.60       0.60      0.59      0.67      0.64
   Net realized and
    unrealized gains
    (losses) from
    investments                (0.69)      0.37      0.03     (0.19)     0.89
 -----------------------------------------------------------------------------
   Total from Investment
    Activities                 (0.09)      0.97      0.62      0.48      1.53
 -----------------------------------------------------------------------------
  Distributions
   Net investment income       (0.59)     (0.60)    (0.59)    (0.67)    (0.64)
   Net realized gains          (0.13)       --        --        --        --
   In excess of net
    realized gains             (0.07)       --        --        --        --
 -----------------------------------------------------------------------------
   Total Distributions         (0.79)     (0.60)    (0.59)    (0.67)    (0.64)
 -----------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   9.86   $  10.74  $  10.37  $  10.34  $  10.53
 -----------------------------------------------------------------------------
   Total Return                (0.83)%     9.63%     6.32%     4.82%    16.31%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $126,472   $178,868  $172,637  $141,440  $127,741
   Ratio of expenses to
    average net assets          0.67%      0.66%     0.65%     0.65%     0.65%
   Ratio of net investment
    income to average net
    assets                      5.84%      5.71%     5.85%     6.36%     6.32%
   Ratio of expenses to
    average net assets*         1.08%      1.06%     1.05%     0.75%     0.75%
   Portfolio turnover**        38.29%     91.14%   140.72%   149.20%    59.32%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                     Short-Intermediate Municipal Portfolio


                                                Trust Shares
                              (For a Share outstanding throughout each period)
                                Year Ended November 30,             July 10, 1995 to
                             1999       1998     1997     1996    November 30, 1995(a)
  Net Asset Value,
   Beginning of Period      $ 10.25    $ 10.10  $ 10.07  $ 10.07        $ 10.00
 -------------------------------------------------------------------------------------
  Investment Activities
   Net investment income       0.37       0.38     0.40     0.41           0.14
   Net realized and
    unrealized gains
    (losses) from
    Investments               (0.32)      0.15     0.03      --            0.07
 -------------------------------------------------------------------------------------
   Total from Investment
    Activities                 0.05       0.53     0.43     0.41           0.21
 -------------------------------------------------------------------------------------
  Distributions
   Net investment income      (0.37)     (0.38)   (0.40)   (0.41)         (0.14)
   Net realized gains           -- (d)     --       --       --             --
 -------------------------------------------------------------------------------------
   Total Distributions        (0.37)     (0.38)   (0.40)   (0.41)         (0.14)
 -------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  9.93    $ 10.25  $ 10.10  $ 10.07        $ 10.07
 -------------------------------------------------------------------------------------
   Total Return                0.55%      5.36%    4.39%    4.15%          2.15%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $36,763    $42,862  $30,454  $29,472        $23,754
   Ratio of expenses to
    average net assets         0.77%      0.64%    0.38%    0.31%          0.47%(c)
   Ratio of net investment
    income to average net
    assets                     3.69%      3.75%    4.00%    4.07%          3.81%(c)
   Ratio of expenses to
    average net assets*        1.17%      1.20%    1.33%    0.96%          1.12%(c)
   Portfolio turnover**         --       18.58%     --       --             --

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.
  (d) Distributions per share from net realized gain was less than $0.005.

Financial Highlights                          Missouri Tax-Exempt Bond Portfolio

                                                         Trust Shares
                                       (For a Share outstanding throughout each period)
                                                                  Six Months Ended
                                Year Ended November 30,             November 30,    Year Ended
                              1999      1998     1997     1996        1995(c)      May 31, 1995
  Net Asset Value,
   Beginning of Period      $  12.08   $ 11.87  $ 11.69  $ 11.74      $ 11.52        $ 11.13
 ----------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.53      0.55     0.56     0.57         0.28           0.57
   Net realized and
    unrealized gains
    (losses) on
    investments                (0.74)     0.21     0.18    (0.05)        0.22           0.40
 ----------------------------------------------------------------------------------------------
   Total from Investment
    Activities                 (0.21)     0.76     0.74     0.52         0.50           0.97
 ----------------------------------------------------------------------------------------------
  Distributions
   Net investment income       (0.53)    (0.55)   (0.56)   (0.57)       (0.28)         (0.57)
   Net realized gains          (0.02)       --       --       --           --          (0.01)
 ----------------------------------------------------------------------------------------------
   Total Distributions         (0.55)    (0.55)   (0.56)   (0.57)       (0.28)         (0.58)
 ----------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  11.32   $ 12.08  $ 11.87  $ 11.69      $ 11.74        $ 11.52
 ----------------------------------------------------------------------------------------------
   Total Return                (1.81)%    6.52%    6.48%    4.62%        4.41%(a)       9.12%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $111,842   $94,402  $75,431  $55,905      $47,773        $44,336
   Ratio of expenses to
    average net assets          0.66%     0.66%    0.66%    0.65%        0.78%(b)       0.64%
   Ratio of net investment
    income to average net
    assets                      4.51%     4.57%    4.76%    4.95%        4.83%(b)       5.22%
   Ratio of expenses to
    average net assets*         1.07%     1.06%    1.06%    0.75%        0.88%(b)       1.16%
   Portfolio turnover**         0.76%     6.14%    3.50%    3.66%        1.55%            --
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Not annualized.
  (b) Annualized.
  (c) Upon reorganizing as a portfolio of The ARCH Fund, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year-end from May 31 to November 30.

Financial Highlights                           National Municipal Bond Portfolio

                                             Trust Shares
                            (For a Share outstanding throughout each period)
                                                            November 18, 1996
                             Year Ended November 30,                to
                              1999       1998      1997    November 30, 1996(a)
  Net Asset Value,
   Beginning of Period      $  10.23   $  10.28  $  10.05        $  10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.43       0.46      0.54            0.02
   Net realized and
    unrealized gains
    (losses) from
    investments                (0.72)      0.30      0.23            0.05
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                 (0.29)      0.76      0.77            0.07
 ------------------------------------------------------------------------------
  Distributions
   Net investment income       (0.42)     (0.46)    (0.54)          (0.02)
   In excess of net
    investment income          (0.01)        --        --              --
   Net realized gains          (0.09)     (0.35)       --              --
   In excess of net
    realized gains             (0.01)        --        --              --
 ------------------------------------------------------------------------------
   Total Distributions         (0.53)     (0.81)    (0.54)          (0.02)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   9.41   $  10.23  $  10.28        $  10.05
 ------------------------------------------------------------------------------
   Total Return                (2.97)%     7.76%     7.97%           0.74%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $326,840   $384,518  $366,889        $310,413
   Ratio of expenses to
    average net assets          0.76%      0.56%     0.14%           0.12%(c)
   Ratio of net investment
    income to average net
    assets                      4.33%      4.52%     5.38%           5.77%(c)
   Ratio of expenses to
    average net assets*         1.16%      1.16%     1.17%           0.82%(c)
   Portfolio turnover**           --      18.30%    83.94%            --
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                        Balanced Portfolio

                                                Trust Shares
                                (For a Share outstanding throughout each period)
                                           Year Ended November 30,
                                    1999     1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                          $ 12.64  $ 13.27  $ 12.58  $ 11.64  $  9.62
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income              0.30     0.32     0.38     0.37     0.34
   Net realized and unrealized
    gains from investments            0.69     0.84     1.45     1.34     2.02
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        0.99     1.16     1.83     1.71     2.36
 ------------------------------------------------------------------------------
  Distributions
   Net investment income             (0.31)   (0.32)   (0.43)   (0.35)   (0.34)
   Net realized gains                (0.88)   (1.47)   (0.71)   (0.42)      --
 ------------------------------------------------------------------------------
   Total Distributions               (1.19)   (1.79)   (1.14)   (0.77)   (0.34)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period   $ 12.44  $ 12.64  $ 13.27  $ 12.58  $ 11.64
 ------------------------------------------------------------------------------
   Total Return                       8.53%    9.75%   15.81%   15.56%   24.97%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                          $35,172  $43,776  $54,299  $61,821  $72,669
   Ratio of expenses to average
    net assets                        0.98%    0.96%    0.97%    0.97%    0.98%
   Ratio of net investment income
    to average net assets             2.51%    2.53%    2.87%    3.08%    3.29%
   Ratio of expenses to average
    net assets*                       1.38%    1.36%    1.37%    1.07%    1.08%
   Portfolio turnover**              34.80%   47.79%   43.60%   85.16%   58.16%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                                    Equity Income Portfolio



                                                 Trust Shares
                                (For a Share outstanding throughout each period)
                                 Year Ended November 30,   February 27, 1997 to
                                    1999         1998      November 30, 1997(a)
  Net Asset Value, Beginning of
   Period                        $     10.24  $     11.56        $  10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                0.16         0.19            0.20
   Net realized and unrealized
    gains (losses) from
    investments                        (0.18)        0.98            1.55
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                         (0.02)        1.17            1.75
 ------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.16)       (0.20)          (0.19)
   Net realized gains                  (2.23)       (2.29)             --
 ------------------------------------------------------------------------------
   Total Distributions                 (2.39)       (2.49)          (0.19)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $      7.83  $     10.24        $  11.56
 ------------------------------------------------------------------------------
   Total Return                         0.23%       12.00%          17.64%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                        $   104,762  $   111,866        $131,919
   Ratio of expenses to average
    net assets                          0.98%        0.71%           0.15%(c)
   Ratio of net investment
    income to average net
    assets                              1.90%        1.94%           2.51%(c)
   Ratio of expenses to average
    net assets*                         1.38%        1.37%           1.38%(c)
   Portfolio turnover**                81.84%       98.32%          48.33%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                     Equity Index Portfolio

                                                 Trust Shares
                               (For a Share outstanding throughout each period)
                                 Year Ended November 30       May 1, 1997 to
                                    1999         1998      November 30, 1997(a)
  Net Asset Value, Beginning of
   Period                        $     14.55  $     11.94        $ 10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                0.13         0.13           0.10
   Net realized and unrealized
    gains from investments              2.75         2.64           1.94
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                          2.88         2.77           2.04
 ------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.13)       (0.14)         (0.10)
   Net realized gains                  (0.18)       (0.02)            --
 ------------------------------------------------------------------------------
   Total Distributions                 (0.31)       (0.16)         (0.10)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $     17.12  $     14.55        $ 11.94
 ------------------------------------------------------------------------------
   Total Return                        20.16%       23.34%         20.40%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                        $    65,453  $    50,232        $31,787
   Ratio of expenses to average
    net assets                          0.55%        0.54%          0.39%(c)
   Ratio of net investment
    income to average net
    assets                              0.81%        1.02%          1.48%(c)
   Ratio of expenses to average
    net assets*                         0.95%        1.03%          1.12%(c)
   Portfolio turnover**                27.84%       14.83%          1.66%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                            Growth & Income Equity Portfolio

                                            Trust Shares
                           (For a Share outstanding throughout each period)
                                      Year Ended November 30,
                              1999      1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $  19.21  $  21.19  $  18.71  $  16.32  $  12.72
 ----------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.14      0.17      0.23      0.24      0.27
   Net realized and
    unrealized gains from
    investments                 2.30      1.59      3.96      3.34      3.74
 ----------------------------------------------------------------------------
   Total from Investment
    Activities                  2.44      1.76      4.19      3.58      4.01
 ----------------------------------------------------------------------------
  Distributions
   Net investment income       (0.14)    (0.17)    (0.25)    (0.24)    (0.27)
   In excess of net
    investment income             --        --        --     (0.01)       --
   Net realized gains          (1.48)    (3.57)    (1.46)    (0.94)    (0.14)
 ----------------------------------------------------------------------------
   Total Distributions         (1.62)    (3.74)    (1.71)    (1.19)    (0.41)
 ----------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  20.03  $  19.21  $  21.19  $  18.71  $  16.32
 ----------------------------------------------------------------------------
   Total Return                13.94%     9.67%    24.55%    23.45%    32.27%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $316,873  $299,188  $322,304  $348,183  $286,546
   Ratio of expenses to
    average net assets          0.74%     0.74%     0.74%     0.75%     0.75%
   Ratio of net investment
    income to average net
    assets                      0.74%     0.90%     0.91%     1.50%     1.89%
   Ratio of expenses to
    average net assets*         1.16%     1.14%     1.14%     0.85%     0.85%
   Portfolio turnover**        60.31%    91.23%    57.11%    63.90%    58.50%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                                   Growth Equity Portfolio

                                                Trust Shares
                              (For a Share outstanding throughout each period)
                                Year Ended November 30,    November 24,1997 to
                                    1999         1998      November 30, 1997(a)
  Net Asset Value, Beginning
   of Period                    $      19.98  $     16.26        $ 16.44
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income
    (loss)                             (0.01)        0.01          (0.01)
   Net realized and unrealized
    gains (losses) from
    investments                         4.83         3.72          (0.17)
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                          4.82         3.73          (0.18)
 ------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.01)       (0.01)            --
   Net realized gains                  (2.03)          --             --
 ------------------------------------------------------------------------------
   Total Distributions                 (2.04)       (0.01)            --
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $      22.76  $     19.98        $ 16.26
 ------------------------------------------------------------------------------
   Total Return                        26.97%       22.94%         (1.09)%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                       $    109,516  $    80,830        $63,786
   Ratio of expenses to
    average net assets                  0.97%        1.04%          1.24%(c)
   Ratio of net investment
    income (loss) to average
    net assets                        (0.03)%        0.05%         (0.15)%(c)
   Ratio of expenses to
    average net assets*                 1.37%        1.44%          1.34%(c)
   Portfolio turnover**                21.85%       54.33%           --
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                 Small Cap Equity Portfolio

                                            Trust Shares
                              (For a Share outstanding throughout each period)
                                         Year Ended November 30,
                              1999         1998       1997      1996      1995
  Net Asset Value,
   Beginning of Period      $  12.02     $  15.17   $  13.49  $  13.49  $  12.01
 --------------------------------------------------------------------------------
  Investment Activities
   Net investment income
    (loss)                     (0.03)(a)    (0.02)      0.01      0.02      0.03
   Net realized and
    unrealized gains
    (losses) from
    Investments                 2.13        (1.91)      2.50      1.05      2.36
 --------------------------------------------------------------------------------
   Total from Investment
    Activities                  2.10        (1.93)      2.51      1.07      2.39
 --------------------------------------------------------------------------------
  Distributions
   Net investment income          --           --      (0.01)    (0.02)       --
   Net realized gains          (0.05)       (1.19)     (0.82)    (1.05)    (0.91)
   In excess of net
    realized gains                --        (0.03)        --        --        --
 --------------------------------------------------------------------------------
   Total Distributions         (0.05)       (1.22)     (0.83)    (1.07)    (0.91)
 --------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  14.07     $  12.02   $  15.17  $  13.49  $  13.49
 --------------------------------------------------------------------------------
   Total Return                17.57%      (13.90)%    19.77%     8.72%    21.70%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $111,643     $129,591   $211,643  $171,295  $139,681
   Ratio of expenses to
    average net assets          0.96%        0.95%      0.95%     0.96%     0.96%
   Ratio of net investment
    income (loss) to
    average net assets         (0.26)%      (0.16)%     0.01%     0.17%     0.18%
   Ratio of expenses to
    average net assets*         1.36%        1.35%      1.35%     1.06%     1.06%
   Portfolio turnover**        72.08%       69.72%     80.23%    65.85%    83.13%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Per share net investment loss has been calculated using the daily average share method.

Financial Highlights                            Small Cap Equity Index Portfolio

                                                 Trust Shares
                                (For a Share outstanding throughout the period)
                                             December 30, 1998 to
                                             November 30, 1999(a)
  Net Asset Value, Beginning
   of Period                                        $ 10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                               0.01
   Net realized and unrealized
    gains from investments                             0.19
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                                         0.20
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                              (0.01)
 ------------------------------------------------------------------------------
   Total Distributions                                (0.01)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                                           $ 10.19
 ------------------------------------------------------------------------------
   Total Return                                        2.01%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                                           $45,331
   Ratio of expenses to
    average net assets                                 0.68%(c)
   Ratio of net investment
    income to average net
    assets                                             0.18%(c)
   Ratio of expenses to
    average net assets *                               1.13%(c)
   Portfolio turnover**                               35.27%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                             International Equity Portfolio

                                                Trust Shares
                                (For a Share outstanding throughout each period)
                                           Year Ended November 30,
                                    1999     1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                          $ 13.40  $ 12.09  $ 12.12  $ 10.79  $  9.92
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income              0.06     0.04     0.01     0.06     0.03
   Net realized and unrealized
    gains from investments and
    foreign currency                  4.58     1.80     0.33     1.27     0.86
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        4.64     1.84     0.34     1.33    (0.89)
 ------------------------------------------------------------------------------
  Distributions
   Net investment income             (0.05)   (0.03)   (0.04)      --       --
   In excess of net investment
    income                           (0.02)   (0.07)   (0.02)      --       --
   Net realized gains                (0.75)   (0.43)   (0.31)      --    (0.01)
   Tax return of capital                --       --       --       --    (0.01)
 ------------------------------------------------------------------------------
   Total Distributions               (0.82)   (0.53)   (0.37)      --    (0.02)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period   $ 17.22  $ 13.40  $ 12.09  $ 12.12  $ 10.79
 ------------------------------------------------------------------------------
   Total Return                      36.98%   15.73%    2.91%   12.33%    8.97%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                          $92,778  $60,647  $55,038  $52,181  $36,096
   Ratio of expenses to average
    net assets                        1.26%    1.28%    1.29%    1.14%    1.16%
   Ratio of net investment income
    to average net assets             0.28%    0.34%    0.09%    0.51%    0.39%
   Ratio of expenses to average
    net assets*                       1.75%    1.75%    1.75%    1.45%    1.46%
   Portfolio turnover**              93.73%   88.95%   75.18%   77.63%   62.78%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567


Form #MFTRP-00

                                               MERCANTILE MUTUAL FUNDS
                                               TRUST SHARES

[PHOTO]                                        Prospectus
                                               March 31,  2000

                                               MONEY MARKET PORTFOLIOS
                                               Treasury Money Market Portfolio
                                               Money Market Portfolio
                                               Tax-Exempt Money Market Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
--------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
--------------------------------------------------------
                    4  Treasury Money Market Portfolio
                    7  Money Market Portfolio
                   10  Tax-Exempt Money Market Portfolio
                   14  Additional Information on Risk
                   Your Account
--------------------------------------------------------
                   15  Explanation of Sales Price
                   15  How to Buy Shares
                   16  How to Sell Shares
                   17  How to Exchange Shares
                   17  Administrative Services Fees
                   17  General Transaction Policies
                   Distributions and Taxes
--------------------------------------------------------
                   18  Dividends and Distributions
                   18  Taxation
                   Management of the Fund
--------------------------------------------------------
                   20  The Adviser
                   Financial Highlights
--------------------------------------------------------
                   21  Introduction
                   22  Treasury Money Market Portfolio
                   23  Money Market Portfolio
                   24  Tax-Exempt Money Market Portfolio

 Introduction                                      Overview

                 This prospectus describes the Money Market Portfolios of Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses you pay as an investor in the
                   Portfolio.

Who May Want     The Treasury Money Market Portfolio may be appropriate for
to Invest in     investors who want a way to earn money market returns from
the              U.S. Treasury obligations that are generally exempt from
Mercantile       state and local taxes. The Money Market Portfolio may be
Money Market     appropriate for investors who want a flexible and convenient
Portfolios?      way to manage cash while earning money market returns. The
                 Tax-Exempt Money Market Portfolio may be appropriate for investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the Portfolio is not an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

The              Firstar Investment Research & Management Company, LLC, which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Risk/Return Summary                             Treasury Money Market Portfolio

--------------------------------------------------------------------------------
Money market instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolios must meet strict requirements as to investment quality, maturity and diversification. The Portfolios generally do not invest in securities with maturities of more than 397 days and the average maturity of all securities held by a particular Portfolio must be 90 days or less. Prior to purchasing a money market instrument for one of the Portfolios, the Adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------

Investment Objective

The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax.

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                            Treasury Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

   [GRAPH]
1992     3.40%
1993     2.67%
1994     3.55%
1995     5.15%
1996     4.61%
1997     4.71%
1998     4.49%
1999     3.95%

       Best quarter:   1.31% for the quarter ending June 30, 1995
       Worst quarter:  0.64% for the quarter ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                1 Year 5 Years Inception*
                -------------------------
  Trust Shares  3.95%   4.58%    4.02%
-----------------------------------------

 * December 2, 1991.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                            Treasury Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Treasury Money Market Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the
  Portfolio's assets)             Trust Shares
  Management Fees                   .40%/1/
 ---------------------------------------------
  Distribution (12b-1) Fees            None
 ---------------------------------------------
  Other Expenses                    .59%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               .99%/1/
----------------------------------------------

 /1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .49% and .84%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $101 $315  $547  $1,213
---------------------------------------

Risk/Return Summary                                      Money Market Portfolio

Investment Objective

The Portfolio's investment objective is to seek current income with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

Principal Risk Considerations

The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                                    Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Trust Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

   [GRAPH]
1991     5.67%
1992     3.30%
1993     2.71%
1994     3.76%
1995     5.55%
1996     4.95%
1997     5.09%
1998     5.02%
1999     4.50%

       Best quarter:   1.63% for the quarter ending March 31, 1991
       Worst quarter:  0.66% for the quarter ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                1 Year 5 Years Inception*
                -------------------------
  Trust Shares  4.50%   5.02%    4.53%
-----------------------------------------

 * December 1, 1990.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                                       Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Money Market Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)             Trust Shares
  Management Fees                   .40%/1/
 ---------------------------------------------
  Distribution (12b-1) Fees            None
 ---------------------------------------------
  Other Expenses                    .57%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               .97%/1/
----------------------------------------------

 /1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .47% and .82%, respectively, for Trust Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $99  $309  $536  $1,190
---------------------------------------

Risk/Return Summary                           Tax-Exempt Money Market Portfolio

--------------------------------------------------------------------------------
What are Municipal Securities? State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal market conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the Adviser must determine that it is of comparable quality to eligible rated securities.

Risk/Return Summary                           Tax-Exempt Money Market Portfolio

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Portfolio is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a diversified portfolio.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                         Tax-Exempt Money Market Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Trust Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

   Trust Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

   [GRAPH]
1991     4.05%
1992     2.51%
1993     1.98%
1994     2.37%
1995     3.27%
1996     3.00%
1997     3.09%
1998     2.86%
1999     2.49%


       Best quarter:   1.06% for the quarter ending March 31, 1991
       Worst quarter:  0.45% for the quarter ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1998
              -----------------------------------------------------------------

                                 Since
                1 Year 5 Years Inception*
                -------------------------
  Trust Shares   2.49%  2.94%     2.92%

--------------------------------------------------------------------------------
 + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for Trust Shares for periods prior to October 2, 1995 reflect the performance of Trust Shares of the Predecessor Portfolio.
 * September 28, 1990.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                          Tax-Exempt Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Trust Shares of the Tax-Exempt Money Market Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the        Trust
  Portfolio's assets)                        Shares
  Management Fees                            .40%/1/
 ---------------------------------------------------
  Distribution (12b-1) Fees                     None
 ---------------------------------------------------
  Other Expenses                               .45%
 ---------------------------------------------------
  Total Annual Portfolio Operating Expenses  .85%/1/
----------------------------------------------------

 /1/ Management Fees and Total Annual Portfolio Operating Expenses for the
     Portfolio's Trust Shares for the current fiscal year are expected to be less than the amounts shown above because the Adviser is voluntarily waiving a portion of its advisory fee. This fee waiver is being made in order to keep the annual fees and expenses for the Portfolio's Trust Shares at a certain level. Management Fees and Total Annual Portfolio Operating Expenses, after taking this fee waiver into account, are expected to be .35% and .80%, respectively, for Trust Shares. This fee waiver may be revised or cancelled at any time.

      Example

                 1     3     5     10
                Year Years Years Years
  Trust Shares  $87  $271  $471  $1,049
---------------------------------------

Risk/Return Summary                              Additional Information on Risk

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market instruments not to exceed 20% of the Portfolio's total assets. This strategy could prevent a Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

Your Account

--------------------------------------------------------------------------------
Business days defined A business day is any day that both the New York Stock Exchange and the Federal Reserve Banks' Fedline System are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------

Explanation of Sales Price

Trust Shares of each Portfolio are sold at their net asset value (NAV). The NAV for each class of shares of a Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central time) on every business day. The NAV for a class of shares is determined by adding the value of a Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

 . Each Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

 . A properly placed purchase order (see "How to Buy Shares" below) that is delivered to the Fund by 11 a.m. (Central time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 2:00 p.m. (Central time) on any business day with respect to the Money Market Portfolio receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 11:00 a.m. (Central time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) with respect to the Money Market Portfolio will be placed the following business day.

How to Buy Shares

Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they receive account-level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.

If you are purchasing Trust Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

The Fund does not have any minimum investment requirements for Trust Shares but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

Your Account

How to Sell Shares

Orders to sell or "redeem" Trust Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). The order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact the Fund for more information on signature guarantees.

Trust Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before
2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

Your Account

How to Exchange Shares

The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares of the Portfolio being acquired may be legally sold.

Trust Shares of the Portfolio also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

Administrative Service Fees

Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Portfolio's Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares.

General Transaction Policies

The Fund reserves the right to:
  . Refuse any order to buy shares.
  . Reject any exchange request.
  . Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.
  . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.
  . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
  . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

Distributions and Taxes

Dividends and Distributions

Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

All of your dividends and capital gains distribution with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . Treasury Money Market and Money Market Portfolios

 Distributions from these Portfolios will generally be taxable to shareholders. It is expected that all or substantially all of these distributions will consist of ordinary income and not capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

 . Tax-Exempt Money Market Portfolio

 The Portfolio anticipates that substantially all of its income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments, and distributions of short and long-term capital gains.

 Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally will not be deductible for federal income tax purposes.

 You should note that a portion of the exempt-interest dividends paid by the Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------

 . State and Local Taxes

 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state or localities within the state.

 Dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.

 The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund

The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Money Market Portfolios paid MVA advisory fees as follows:

                        Investment advisory fees
          Portfolio       as a % of net assets
                        -------------------------
Treasury Money Market
 Portfolio                        .35%
                        -------------------------
Money Market Portfolio            .35%
                        -------------------------
Tax-Exempt Money Market
 Portfolio                        .35%

-------------------------------------------------

Financial Highlights

Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares for the past five years. Certain information reflects financial results for a single Trust Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned on an investment in Trust Shares assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Financial Highlights                             Treasury Money Market Portfolio

                                            Trust Shares
                            (For a Share outstanding throughout each period)
                                         Year Ended November 30,

                              1999        1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income       0.038       0.045     0.046     0.045     0.050
   Net realized gains from
    investments                   --(a)       --        --        --        --
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                 0.038       0.045     0.046     0.045     0.050
 ------------------------------------------------------------------------------
  Distributions
   Net investment income      (0.038)     (0.045)   (0.046)   (0.045)   (0.050)
   Net realized gains             --(a)       --        --        --        --
 ------------------------------------------------------------------------------
   Total Distributions        (0.038)     (0.045)   (0.046)   (0.045)   (0.050)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
 ------------------------------------------------------------------------------
   Total Return                 3.87%       4.56%     4.70%     4.64%     5.12%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $197,435    $245,959  $283,653  $131,322  $252,780
   Ratio of expenses to
    average net assets          0.81%       0.65%     0.61%     0.61%     0.60%
   Ratio of net investment
    income to average net
    assets                      3.80%       4.45%     4.60%     4.55%     5.01%
   Ratio of expenses to
    average net assets*         0.95%       0.96%     0.92%     0.76%     0.75%

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 (a) Net realized gain and distribution from net realized gain was less than $0.005.

Financial Highlights                                    Money Market Portfolio

                                                            Trust Shares
                                          (For a Share outstanding throughout each period)
                                                      Year Ended November 30,
                                          1999      1998         1997       1996      1995
  Net Asset Value, Beginning of Period  $   1.00  $   1.00    $     1.00  $   1.00  $   1.00
 --------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income                   0.043     0.050         0.050     0.049     0.054
   Net realized gains from investments        --        --(a)         --        --        --
 --------------------------------------------------------------------------------------------
   Total from Investment Activities        0.043     0.050         0.050     0.049     0.054
 --------------------------------------------------------------------------------------------
  Distributions
   Net investment income                  (0.043)   (0.050)       (0.050)   (0.049)   (0.054)
 --------------------------------------------------------------------------------------------
   Total Distributions                    (0.043)   (0.050)       (0.050)   (0.049)   (0.054)
 --------------------------------------------------------------------------------------------
  Net Asset Value, End of Period        $   1.00  $   1.00    $     1.00  $   1.00  $   1.00
 --------------------------------------------------------------------------------------------
   Total Return                             4.43%     5.08%         5.06%     4.99%     5.52%
  Ratios/Supplementary Data:
   Net Assets at end of period (000)    $734,262  $820,923    $1,042,151  $717,265  $698,131
   Ratio of expenses to average net
    assets                                  0.80%     0.66%         0.64%     0.61%     0.59%
   Ratio of net investment income to
    average net assets                      4.34%     4.97%         4.96%     4.88%     5.38%
   Ratio of expenses to average net
    assets*                                 0.94%     0.93%         0.92%     0.76%     0.74%
---------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net realized gain per share was less than $0.005.

Financial Highlights                          Tax-Exempt Money Market Portfolio


                                               Trust Shares
                             (For a Share outstanding throughout each period)
                                                                  Six Months
                                                                    Ended       Year Ended
                                Year Ended November 30,          November 30,    May 31,
                             1999     1998      1997     1996      1995(a)         1995
  Net Asset Value,
   Beginning of Period      $  1.00  $  1.00  $   1.00  $  1.00    $  1.00       $  1.00
 -----------------------------------------------------------------------------------------
  Investment Activities
   Net investment income      0.024    0.029     0.030    0.030      0.016         0.029
 -----------------------------------------------------------------------------------------
   Total from Investment
    Activities                0.024    0.029     0.030    0.030      0.016         0.029
 -----------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.024)  (0.029)   (0.030)  (0.030)    (0.016)       (0.029)
 -----------------------------------------------------------------------------------------
   Total Distributions       (0.024)  (0.029)   (0.030)  (0.030)    (0.016)       (0.029)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  1.00  $  1.00  $   1.00  $  1.00    $  1.00       $  1.00
 -----------------------------------------------------------------------------------------
   Total Return                2.44%    2.92%     3.08%    3.06%      1.57%(b)      2.93%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $38,415  $37,541  $143,517  $95,726    $78,031       $85,324
   Ratio of expenses to
    average net assets         0.79%    0.59%     0.58%    0.53%      0.70%(c)      0.61%
   Ratio of net investment
    income to average net
    assets                     2.42%    2.88%     3.04%    3.01%      3.10%(c)      2.87%
   Ratio of expenses to
    average net assets*        0.84%    0.84%     0.83%    0.58%      0.75%(c)      0.70%
-----------------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Upon its reorganization as a portfolio of The ARCH Fund, Inc. on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year-end from May 31 to November 30.
  (b) Not annualized.
  (c) Annualized.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567

                                           MERCANTILE MUTUAL FUNDS
                                           INSTITUTIONAL SHARES

[PHOTO]
                                           Prospectus
                                           March 31, 2000

                                           MONEY MARKET PORTFOLIOS
                                           Treasury Money Market Portfolio
                                           Money Market Portfolio

                                           TAXABLE BOND PORTFOLIOS
                                           U.S.Government Securities Portfolio
                                           Intermediate Corporate Bond Portfolio
                                           Bond Index Portfolio
                                           Government & Corporate Bond Portfolio

                                           STOCK PORTFOLIOS
                                           Balanced Portfolio
                                           Equity Income Portfolio
                                           Equity Index Portfolio
                                           Growth & Income Equity Portfolio
                                           Growth Equity Portfolio
                                           Small Cap Equity Portfolio
                                           Small Cap Equity Index Portfolio
                                           International Equity Portfolio



As with all mutual funds,the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
------------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
------------------------------------------------------------
                    4  Treasury Money Market Portfolio
                    7  Money Market Portfolio
                   10  U.S. Government Securities Portfolio
                   14  Intermediate Corporate Bond Portfolio
                   18  Bond Index Portfolio
                   22  Government & Corporate Bond Portfolio
                   26  Balanced Portfolio
                   30  Equity Income Portfolio
                   33  Equity Index Portfolio
                   37  Growth & Income Equity Portfolio
                   40  Growth Equity Portfolio
                   43  Small Cap Equity Portfolio
                   47  Small Cap Equity Index Portfolio
                   51  International Equity Portfolio
                   55  Additional Information on Risk
                   Your Account
------------------------------------------------------------
                   56  Explanation of Sales Price
                   57  How to Buy Shares
                   58  How to Sell Shares
                   59  How to Exchange Shares
                   59  Administrative Services Fees
                   59  General Transaction Policies
                   Distributions and Taxes
------------------------------------------------------------
                   60  Dividends and Distributions
                   61  Taxation
                   Management of the Fund
------------------------------------------------------------
                   63  The Adviser
                   63  The Sub-Adviser
                   Financial Highlights
------------------------------------------------------------
                   64  Introduction
                   65  Financial Highlights

Introduction                                                       Overview

                 This prospectus describes the Institutional Shares of fourteen investment portfolios (the "Portfolios") offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses you pay as an investor in the
                   Portfolio.

Who may want     The Treasury Money Market Portfolio may be appropriate for
to invest in     investors who want a way to earn money market returns from
the              U.S. Treasury obligations that are generally exempt from
Portfolios?      state and local taxes. The Money Market Portfolio may be
                 appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns.

                 The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can accept fluctuations in price and yield. The Portfolios may not be appropriate for investors who are investing for long-term capital appreciation.

                 The Stock Portfolios may be appropriate for investors who seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may not be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

The              Firstar Investment Research & Management Company, LLC, which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. You could also lose money by investing in one of the Taxable Bond or Stock Portfolios.

Risk/Return Summary                              Treasury Money Market Portfolio

--------------------------------------------------------------------------------
Money market instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Money Market Portfolios must meet strict requirements as to investment quality, maturity and diversification. The Money Market Portfolios generally do not invest in securities with maturities of more than 397 days and the average maturity of all securities held by a particular Money Market Portfolio must be 90 days or less. Prior to purchasing a money market instrument for one of the Money Market Portfolios, the Adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax.

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                              Treasury Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                    [GRAPH]

                 1996          1997         1998          1999
                 4.43%         4.54%        4.34%         3.93%


       Best quarter:   1.14% for the quarter ending September 30, 1997
       Worst quarter:  0.92% for the quarter ending March 31, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                        1 Year Inception*
                        -----------------
  Institutional Shares  3.93%    4.44%
-----------------------------------------

 *January 26, 1995.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                             Treasury Money Market Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Treasury Money Market Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the                       Institutional
  Portfolio's assets)               Shares
  Management Fees                   .40%/1/
 ---------------------------------------------
  Distribution (12b-1) Fees            None
 ---------------------------------------------
  Other Expenses                    .55%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses               .95%/1/
----------------------------------------------

 /1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .45% and .80%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example


                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $97  $303  $525  $1,166
-----------------------------------------------

Risk/Return Summary                                     Money Market Portfolio

Investment Objective

The Portfolio's investment objective is to seek current income with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

Principal Risk Considerations

The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                                      Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
          5.36%         4.77%         4.96%        4.90%         4.50%


       Best quarter:   1.34% for the quarter ending June 30, 1995
       Worst quarter:  1.04% for the quarter ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                         Since
                        1 Year 5 Years Inception*
                     ----------------------------
  Institutional Shares  4.50%   4.90%    4.67%
-------------------------------------------------

 * January 3, 1994.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                                      Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Money Market Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                               .40%/1/
 ---------------------------------------------------------
  Distribution (12b-1) Fees                        None
 ---------------------------------------------------------
  Other Expenses                                .57%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses     .97%/1/
----------------------------------------------------------

 /1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .47% and .82%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $99  $309  $536  $1,190
-----------------------------------------------

Risk/Return Summary                        U.S. Government Securities Portfolio

--------------------------------------------------------------------------------
Repurchase agreements are transactions in which a Portfolio buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Portfolio on a certain date and at a certain price.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage-backed securities are certificates representing ownership interests in a pool of mortgage loans, and include those issued by the Government National Mortgage Association ("Ginnie Maes"), the Federal National Mortgage Association ("Fannie Maes") and the Federal Home Loan Mortgage Corporation ("Freddie
Macs").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1988.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in mortgage-backed securities issued by U.S. Government-sponsored entities such as Ginnie Maes, Fannie Maes and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed 10 years when adjusted for the expected average life of any mortgage-backed securities held by the Portfolio.

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates may also cause certain debt securities held by the Portfolio, including mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically involved little risk of loss of principal if held to maturity. Certain U.S. Government securities, such as Ginnie Maes, are supported by the full faith and credit of the U.S. Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury.

Risk/Return Summary                         U.S. Government Securities Portfolio

Other securities, such as Fannie Maes, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuers, and still others are supported by the issuer's own credit.

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                         U.S. Government Securities Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government bonds.
--------------------------------------------------------------------------------
   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
         14.87%         3.09%         6.27%        6.44%         0.77%


       Best quarter:   5.39% for the quarter ending June 30, 1995
       Worst quarter:  -0.93% for the quarter ending March 31, 1996

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years Inception*
                                -----------------------------------------------
  Institutional Shares                                0.77%   6.18%    5.42%
                                -----------------------------------------------
  Lehman Brothers Intermediate Government Bond Index  0.49%   6.93%    6.31%
-------------------------------------------------------------------------------

 * June 7, 1994 for Institutional Shares; May 31, 1994 for the Lehman Brothers Intermediate Government Bond Index.

Risk/Return Summary                         U.S. Government Securities Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the U.S. Government Securities Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                               .45%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                        None
 ---------------------------------------------------------
  Other Expenses                                .64%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses    1.09%/1/
----------------------------------------------------------

 /1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .53% and .98%, respectively, for Institutional Shares. These fee waivers and expenses reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $111 $347  $601  $1,329
-----------------------------------------------

Risk/Return Summary                       Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Investment grade debt securities are those of medium credit quality or better as determined by a national rating agency, such as Standard & Poor's Ratings Group (debt securities rated in the four highest rating categories, i.e. BBB or higher) and Moody's Investors Service, Inc. (debt securities rated in the four highest rating categories, i.e. Baa or higher). The higher the credit rating, the less likely it is that the issuer of the securities will default on its principal and interest payments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt securities in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Portfolio with each maturity "weighted" according to the percentage of assets it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the United States, by states or political subdivisions of the United States, or by foreign governments or political subdivisions. The Portfolio also invests in obligations issued or guaranteed by U.S. or foreign governments, their agencies and instrumentalities and in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs.

The Portfolio may only purchase investment grade debt obligations. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten years.

Risk/Return Summary                        Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1997.
--------------------------------------------------------------------------------

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                       Intermediate Corporate Bond Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. corporate bonds.
--------------------------------------------------------------------------------
   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                              1998          1999
                              8.77%        -2.47%


       Best quarter:   5.25% for the quarter ending September 30, 1998
       Worst quarter:  -1.49% for the quarter ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                              Since
                                                     1 Year Inception*
                                --------------------------------------
  Institutional Shares                               -2.47%   4.71%
                                --------------------------------------
  Lehman Brothers Intermediate Corporate Bond Index   0.16%   5.52%
----------------------------------------------------------------------

 * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

Risk/Return Summary                     Intermediate Corporate Bond Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Intermediate Corporate Bond Portfolio.



This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                 .55%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                       None
 ---------------------------------------------------------
  Other Expenses                                  .64%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.19%/1/
----------------------------------------------------------

 /1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .54% and 1.09%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $121 $378  $654  $1,443
-----------------------------------------------

Risk/Return Summary                                        Bond Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index. Lehman Brothers, Inc. does not endorse any securities in the Lehman Brothers Aggregate Bond Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index, which is referred to in this prospectus as the "Lehman Aggregate."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the Portfolio cannot invest in all of them. Instead, the Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total assets in securities listed in the Lehman Aggregate.

The Portfolio's average weighted maturity will vary from time to time depending on the maturity of the securities in the Lehman Aggregate. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed nine years.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the Lehman Aggregate within a .95 correlation coefficient.

Risk/Return Summary                                     Bond Index Portfolio


Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

Risk/Return Summary                                    Bond Index Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the Lehman Aggregate. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

                              1998          1999
                              8.68%        -1.81%


       Best quarter:   4.60% for the quarter ending September 30, 1998
       Worst quarter:  -1.08% for the quarter ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                        1 Year Inception*
                        -----------------
  Institutional Shares  -1.81%   5.13%
                        -----------------
  Lehman Aggregate       0.82%   5.79%
-----------------------------------------

 * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Aggregate.

Risk/Return Summary                                      Bond Index Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Bond Index Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                               .30%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                        None
 ---------------------------------------------------------
  Other Expenses                                .63%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses     .93%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .53% and .83%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $95  $296  $515  $1,143
-----------------------------------------------

Risk/Return Summary                      Government & Corporate Bond Portfolio
--------------------------------------------------------------------------------
Portfolio Manager

George J. Schupp is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Schupp, FIRMCO's Director of Fixed-Income Management, has been with FIRMCO and its affiliates since 1983 and has 7 years of prior investment experience. He has managed the Portfolio since February 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital.

Principal Investment Strategies

The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate obligations and U.S. Government obligations. Corporate obligations may include bonds, notes and debentures. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The Portfolio also invests in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs. Although the Portfolio invests primarily in the debt obligations of U.S. issuers, it may from time to time invest up to 10% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

The Portfolio may only purchase investment grade debt obligations, which are those rated in one of the four highest rating categories by one or more national rating agencies, such as Standard & Poor's Ratings Group or Moody's Investors Service Inc. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser considers a number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated changes in interest rates and other economic factors, liquidity, and the overall quality of the investment.

The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. The Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

Risk/Return Summary                       Government & Corporate Bond Portfolio

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                      Government & Corporate Bond Portfolio

      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
         16.61%         1.83%         8.24%        8.67%        -2.06%


       Best quarter:   5.60% for the quarter ending June 30, 1995
       Worst quarter:  -2.79% for the quarter ending March 31, 1996

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------
Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brother Aggregate Bond Index is an unmanaged index made up of Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------

                                                          Since
                                        1 Year  5 Years Inception*
                                ----------------------------------
  Institutional Shares                  -2.06%   6.47%     4.86%
                                ----------------------------------
  Lehman Brothers Aggregate Bond Index  -0.82%   7.73%     5.88%
------------------------------------------------------------------

 * January 3, 1994 for Institutional Shares; December 31, 1993 for the Lehman Brothers Aggregate Bond Index.

Risk/Return Summary                       Government & Corporate Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Government & Corporate Bond Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted
  from the                       Institutional
  Portfolio's assets)               Shares
  Management Fees                   .45%
 ---------------------------------------------
  Distribution (12b-1) Fees            None
 ---------------------------------------------
  Other Expenses                    .63%/1/
 ---------------------------------------------
  Total Annual Portfolio
   Operating Expenses              1.08%/1/
----------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .52% and .97%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $110 $343  $595  $1,317
-----------------------------------------------

Risk/Return Summary                                        Balanced Portfolio

--------------------------------------------------------------------------------
Total return consists of net income (dividend and/or interest income from Portfolio securities, less expenses of the Portfolio) and capital gains and losses, both realized and unrealized, from Portfolio securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment grade bonds are those of medium credit quality or better as determined by a national rating agency, such as Standard & Poor's Ratings Group (bonds rated BBB or higher) and Moody's Investors Service, Inc. (bonds rated
Baa or higher). The higher the credit rating, the less likely it is that the bond issuer will default on its principal and interest payments.
--------------------------------------------------------------------------------

Investment Objective

The Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategies

The Portfolio invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in weightings the Adviser believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The Adviser then examines the potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and fixed-income securities based on which class appears relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

In selecting equity securities, the Adviser considers historical and projected earnings, the price/earnings relationship and company growth and asset value. In selecting fixed income securities, the Adviser seeks those issues representing the best value among various sectors, and also considers credit quality, prevailing interest rates and liquidity.

Under normal market conditions, the Portfolio invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks of companies with large market capitalizations, and its fixed-income securities will consist mainly of investment grade bonds, including U.S. Government securities. Occasionally, the rating of a fixed-income security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Risk/Return Summary                                        Balanced Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian, a Senior Associate of FIRMCO, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since May 1996. He also manages the Fund's three municipal bond portfolios.
--------------------------------------------------------------------------------

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in interest rates than short-term fixed-income securities.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

Changes in interest rates may cause certain fixed-income securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

Fixed-income securities are subject to other risks, including the risk that the issuer will be unable to make payments of principal and interest.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                                        Balanced Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of broad-based market indexes. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/ Corporate Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------
   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
         25.99%        11.99%        18.08%       11.29%         7.79%


       Best quarter:   11.05% for the quarter ending December 31, 1998
       Worst quarter:  -7.49% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                          1      5      Since
                                        Year   Years  Inception*
                       -----------------------------------------
  Institutional Shares                   7.79% 14.85%   11.84%
                       -----------------------------------------
  S&P 500 Index                         21.04% 28.56%   23.55%
                       -----------------------------------------
  Lehman Brothers Aggregate Bond Index  -0.82%  7.73%    5.88%
----------------------------------------------------------------

 * January 3, 1994 for Institutional Shares; December 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

Risk/Return Summary                                           Balanced Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Balanced Portfolio.

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                               .75%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                        None
 ---------------------------------------------------------
  Other Expenses                                .63%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses    1.38%/1/
----------------------------------------------------------

 /1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .53% and 1.28%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $140 $437  $755  $1,657
-----------------------------------------------

Risk/Return Summary                                     Equity Income Portfolio

--------------------------------------------------------------------------------
Market capitalization is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of outstanding shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value stocks are those that appear to be underpriced based on valuation measures, such as lower price-to-earnings and price-to-book value ratios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of value companies with large market capitalizations (generally, $5 billion or higher). In selecting these stocks, the Adviser evaluates a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of valuation, including cash flow, asset value and book value.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing (dividend-paying) equity securities, primarily common stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer above-average dividend yields, with corresponding above-average levels of income, in each case as compared to the S&P 500 Index.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                                  Equity Income Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the stocks in the Russell 1000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000 Index consists of the 1,000 largest U.S. companies as ranked by total market capitalization.
--------------------------------------------------------------------------------
   Institutional Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                              1998          1999
                             10.82%        -2.85%


       Best quarter:   11.90% for the quarter ending March 31, 1998
       Worst quarter:  -8.75% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------
               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                     Since
                            1 Year Inception*
                            -----------------
  Institutional Shares      -2.85%    9.99%
                            -----------------
  Russell 1000 Value Index   7.35%   17.41%
---------------------------------------------

 * February 27, 1997 for Institutional Shares; February 28, 1997 for the Russell 1000 Value Index.

Risk/Return Summary                                  Equity Income Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Equity Income Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                 .75%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                       None
 ---------------------------------------------------------
  Other Expenses                                  .63%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.38%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .53% and 1.28% respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $140 $437  $755  $1,657
-----------------------------------------------

Risk/Return Summary                                   Equity Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large companies. S&P does not endorse any stock in the S&P 500 Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Index, which is referred to in this prospectus as the "S&P 500 Index."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks represented in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a .95 correlation coefficient.

Risk/Return Summary                                      Equity Index Portfolio


Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the large-capitalization stocks it typically holds may not perform as well as other types of stocks, such as small-capitalization stocks.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P 500 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

Risk/Return Summary                                      Equity Index Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P 500 Index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

                           1998                 1999
                         27.98%               20.12%

       Best quarter:   21.10% for the quarter ending December 31, 1998
       Worst quarter:  -9.96% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                        1 Year Inception*
                        -----------------
  Institutional Shares  20.12%   26.73%
                        -----------------
  S&P 500 Index         21.04%   27.35%
-----------------------------------------

 * May 1, 1997 for Institutional Shares; April 30, 1997 for the S&P 500 Index.

Risk/Return Summary                                   Equity Index Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Equity Index Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                .30%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                      None
 ---------------------------------------------------------
  Other Expenses                                 .65%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      .95%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .55% and .85%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $97  $303  $525  $1,166
-----------------------------------------------

Risk/Return Summary                            Growth & Income Equity Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

Principal Investment Strategies

The Portfolio invests primarily in common stocks. The Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value, consistency of earnings growth and earnings quality. The Adviser favors the stocks of those companies which are believed to have superior revenue and earnings growth prospects relative to their peers and to their price/earnings ratios.

Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks tend to pay dividends, so many of the Portfolio's investments may produce some income. Nevertheless, income is not a primary factor in the stock selection process.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.


The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                         Growth & Income Equity Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
--------------------------------------------------------------------------------
      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
         33.98%        19.04%        27.22%       13.12%        13.50%


       Best quarter:   18.51% for the quarter ending December 31, 1998
       Worst quarter:  -14.41% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 5      Since
                        1 Year Years  Inception*
                        ------------------------
  Institutional Shares  13.50% 21.10%   17.21%
                        ------------------------
  S&P 500 Index         21.04% 28.56%   23.55%
------------------------------------------------

 * January 3, 1994 for Institutional Shares; December 31, 1993 for the S&P 500 Index.

Risk/Return Summary                            Growth & Income Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Growth & Income Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                 .55%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                       None
 ---------------------------------------------------------
  Other Expenses                                  .61%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.16%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .49% and 1.04%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $118 $368  $638  $1,409
-----------------------------------------------

Risk/Return Summary                                    Growth Equity Portfolio

--------------------------------------------------------------------------------
Growth stocks may offer above-average revenue and earnings potential and accompanying capital growth, typically with a lower dividend yield than value stocks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

Walter Dewey, Chartered Financial Analyst, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates for 16 years and has managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to increase company earnings is the primary consideration.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks or other equity securities, such as preferred stocks, convertible securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.


The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                                  Growth Equity Portfolio


Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
--------------------------------------------------------------------------------
      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

                              1998          1999
                             30.04%        24.11%

       Best quarter:   25.66% for the quarter ending December 31, 1998
       Worst quarter:  -11.85% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 Since
                        1 Year Inception*
                        -----------------
  Institutional Shares  24.11%   25.56%
                        -----------------
  S&P 500 Index         21.04%   24.65%
-----------------------------------------

 + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
   Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 24, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.
 * December 2, 1997 for Institutional Shares; November 30, 1997 for the S&P 500 Index.

Risk/Return Summary                                    Growth Equity Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Growth Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                 .75%
----------------------------------------------------------
  Distribution (12b-1) Fees                       None
----------------------------------------------------------
  Other Expenses                                  .62%/1/
----------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.37%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .52% and 1.27%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $139 $434  $750  $1,646
-----------------------------------------------

Risk/Return Summary                                Small Cap Equity Portfolio
--------------------------------------------------------------------------------
Portfolio Manager

Robert J. Anthony, Senior Associate at FIRMCO, and Gregory Glidden, Senior Portfolio Manager at FIRMCO, are responsible for the day-to-day management of the Portfolio. Mr. Anthony has been with FIRMCO and its affiliates for 27 years and has managed the Portfolio since its inception in 1992. Mr. Glidden has been with FIRMCO and its affiliates for 17 years and has co-managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its total assets in common stocks of small- to medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the Adviser believes have above-average prospects for capital appreciation. Stocks purchased by the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

The Portfolio also may invest a portion of its assets in larger companies that the Adviser believes offer improved growth possibilities because of rejuvenated management, product changes or other developments likely to stimulate earnings or asset growth. The Portfolio also invests in stocks the Adviser believes are undervalued or to a limited extent in initial public offerings (IPOs) of new companies that demonstrate the potential for price appreciation. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of the products manufactured or services offered. The Adviser uses a screening process involving a variety of quantitative techniques in evaluating prospects for capital appreciation.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Risk/Return Summary                                   Small Cap Equity Portfolio


Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. In an effort to reduce the risks inherent in smaller-company stocks, the Portfolio's holdings are diversified over a number of companies and industry groups.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.


The Portfolio's performance results may reflect periods of above-average performance attributable to its investing a portion of its assets in the securities of companies offering shares in IPOs. It is possible that the above-average performance of such companies may not be repeated in the future.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                                 Small Cap Equity Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and the table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.
--------------------------------------------------------------------------------
      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
         16.90%        10.61%        20.50%       -8.02%        16.75%


       Best quarter:   17.00% for the quarter ending June 30, 1999
       Worst quarter:  -24.69% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 5      Since
                        1 Year Years  Inception*
                        ------------------------
  Institutional Shares  16.75% 10.84%    9.34%
                        ------------------------
  Russell 2000 Index    21.26% 16.69%   13.38%
------------------------------------------------

 * January 3, 1994 for Institutional Shares; December 31, 1993 for the Russell 2000 Index.

Risk/Return Summary                                 Small Cap Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Small Cap Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                 .75%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                       None
 ---------------------------------------------------------
  Other Expenses                                  .61%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.36%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .51% and 1.26%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $138 $431  $745  $1,635
-----------------------------------------------

Risk/Return Summary                             Small Cap Equity Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of small companies with market capitalizations that currently range between $28 million and $4.2 billion. S&P does not endorse any stock in the S&P SmallCap 600 Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600 Index.

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at least 80% of its total assets in securities listed in the S&P SmallCap 600 Index and typically will hold all 600 stocks represented in the Index. Under certain circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or changes in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the S&P SmallCap 600 Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in shareholder purchase and redemption activity, and in the composition of the S&P SmallCap 600 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P SmallCap 600 Index within a .95 correlation coefficient.

Risk/Return Summary                            Small Cap Equity Index Portfolio


Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified, which may reduce some of this risk.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results may fail to match those of the S&P SmallCap 600 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

Risk/Return Summary                            Small Cap Equity Index Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows the performance of the Portfolio's Institutional Shares during the last calendar year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P SmallCap 600 Index. Both the bar chart and the table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

                                     1999
                                     7.54%


       Best quarter:   15.02% for the quarter ending June 30, 1999
       Worst quarter:  -10.90% for the quarter ending March 31, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                   Since
                          1 Year Inception*
                          -----------------
  Institutional Shares     7.54%   10.09%
                          -----------------
  S&P SmallCap 600 Index  12.40%   12.40%
-------------------------------------------

 * December 30, 1998 for Institutional Shares; December 31, 1998 for the S&P Small Cap 600 Index.

Risk/Return Summary                            Small Cap Equity Index Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the Small Cap Equity Index Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                               .40%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                        None
 ---------------------------------------------------------
  Other Expenses                                .72%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses    1.12%/1/
----------------------------------------------------------

/1/ Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .62% and 1.02%, respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


     Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $114 $356  $617  $1,363
-----------------------------------------------

Risk/Return Summary                              International Equity Portfolio
--------------------------------------------------------------------------------
Sub-Adviser/Portfolio Manager

FIRMCO has appointed Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") as sub-adviser to assist in the day-to-day management of the Portfolio. Frances Dakers, a principal and senior portfolio manager of Clay Finlay, is responsible for the management of the Portfolio. Ms. Dakers has been with Clay Finlay since January 1982 and has managed the Portfolio since it began operations in 1994.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

Principal Investment Strategies

The Portfolio invests primarily in foreign common stocks, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Portfolio also may invest in other developed countries in the Far East and in countries with emerging markets or economies.

By investing in various foreign stocks, the Portfolio attempts to achieve broad diversification and to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. In selecting stocks, the Sub-Adviser determines which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool which focuses on valuation ranges. The Sub-Adviser focuses on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. The Sub-Adviser also uses fundamental analysis by evaluating balance sheets, market share and strength of management.

Risk/Return Summary                            International Equity Portfolio

Principal Risk Considerations

Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as foreign government restrictions, different accounting standards and political instability. Although the multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on overall performance, negative results in one foreign market may offset gains in, or negatively affect, other foreign markets.

The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Portfolio is also subject to currency risk, which is the potential for price fluctuations in the dollar value of the foreign securities which the Portfolio holds because of changing currency exchange rates.

As with U.S. equity markets, foreign markets tend to be cyclical. There are times when stock prices generally increase, and other times when they generally decrease.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                               International Equity Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Morgan Stanley Capital International Europe, Australasia and Far East
Index, or EAFE Index, is an unmanaged index consisting of companies in Australia, New Zealand, Europe and the Far East.
--------------------------------------------------------------------------------
      Institutional Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

          1995          1996          1997         1998          1999
          9.21%        10.00%         4.70%       17.45%        50.47%


       Best quarter:   27.46% for the quarter ending December 31, 1999
       Worst quarter:  -17.15% for the quarter ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                 5      Since
                        1 Year Years  Inception*
                        ------------------------
  Institutional Shares  50.47% 17.32%   15.21%
                        ------------------------
  EAFE Index            26.96% 12.83%   11.21%
------------------------------------------------

 * April 24, 1994 (date of initial public investment) for Institutional Shares; April 30, 1994 for the EAFE Index.

Risk/Return Summary                              International Equity Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the International Equity Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Institutional
  Portfolio's assets)                           Shares
  Management Fees                                1.00%
 ---------------------------------------------------------
  Distribution (12b-1) Fees                       None
 ---------------------------------------------------------
  Other Expenses                                  .75%/1/
 ---------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.75%/1/
----------------------------------------------------------

 /1/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Institutional Shares for the current year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .59% and 1.59% respectively, for Institutional Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.


      Example

                         1     3     5     10
                        Year Years Years Years
  Institutional Shares  $178 $551  $949  $2,062
-----------------------------------------------

Risk/Return Summary                            Additional Information on Risk

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, each Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, each of the Taxable Bond and Stock Portfolios may hold money market instruments, including debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolio's other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

Your Account                                         Explanation of Sales Price

--------------------------------------------------------------------------------
Business days defined

A business day with respect to the Stock Portfolios is any day that the New
York Stock Exchange is open for business. A business day with respect to the Money Market and Taxable Bond Portfolios is any day that both the New York
Stock Exchange and the Federal Reserve Banks' Fedline System are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving, Christmas and, for the Money Market and Taxable Bond Portfolios, Columbus Day and Veterans' Day.
--------------------------------------------------------------------------------
Institutional Shares of the Portfolios are sold at their net asset value (NAV). The NAV for each class of shares of a Money Market Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for each class of shares of a Taxable Bond or Stock Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day.

The NAV for a class of shares is determined by adding the value of a Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable that class and then dividing the result by the total number of shares in the class that are outstanding.

 . The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to market value.

 . The investments of each of the Taxable Bond and Stock Portfolios are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by FIRMCO (or Clay Finlay, with respect to the International Equity Portfolio) under the supervision of the Fund's Board of Directors. Foreign securities acquired by the International Equity Fund may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In such cases, the NAV of the Portfolio's shares may be significantly affected on days when investors cannot buy and sell Portfolio shares.

 . A properly placed purchase order (see "How to Buy Shares" on page 57) that is delivered to the Fund by 11:00 a.m. (Central time) on any business day with respect to the Treasury Money Market Portfolio or by 2:00 p.m. (Central time) on any business day with respect to the Money Market Portfolio receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 11:00 a.m. (Central time) with respect to the Treasury Money Market Portfolio or after 2:00 p.m. (Central time) with respect to the Money Market Portfolio will be placed the following business day.

 . A properly placed purchase order (see "How to Buy Shares" on page 57) for one of the Taxable Bond or Stock Portfolios that is delivered to the Fund before 3:00 p.m. (Central time) on any business day receives the share price determined as of 3:00 p.m. (Central time) that day. If the order is received after 3:00 p.m. (Central time), it will receive the price determined on the next business day. Your financial institution must forward your payment to the Fund no later than 3:00 p.m.(Central time) the next business day after placing the order, or the order will be cancelled.

Your Account                                                 How to Buy Shares

Institutional Shares of the Portfolios are sold to financial institutions, such as banks, trust companies and thrift institutions, that are purchasing shares on behalf of discretionary and non-discretionary accounts for which they do not receive account level asset-based management fees.

If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

The Fund does not have any minimum investment requirement for Institutional Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

Your Account                                             How to Sell Shares

Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). The order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

Institutional Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio or before 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio or after 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

Proceeds from redemptions from the Taxable Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 3:00 p.m. (Central time) on a business day.

Your Account                                           How to Exchange Shares

The exchange privilege enables shareholders to exchange Institutional Shares of one Portfolio for Institutional Shares of another Portfolio. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Institutional Shares of the Portfolio being acquired may be legally sold.

Institutional Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

Administrative Services Fees

Institutional Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond and Stock Portfolio's Institutional Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares.

General Transaction Policies

The Fund reserves the right to:
  . Refuse any order to buy shares.
  . Reject any exchange request.
  . Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.
  . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.
  . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
  . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

Distributions and Taxes                            Dividends and Distributions

 .Money Market Portfolios

 Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

 .Taxable Bond Portfolios

 Each Taxable Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distributions will be primarily income dividends.

 .Stock Portfolios

 The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally--but not always--consist primarily of capital gains and not ordinary income.

 .All Portfolios

 Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

 All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Distributions and Taxes                                             Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

Each Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gains (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you will have held your shares. Other Portfolio distributions will generally be taxable as ordinary income. You will be subject to income tax on distributions regardless whether they are paid in cash or reinvested in additional shares.

Except in the case of a Money Market Portfolio, if you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Except in the case of a Money Market Portfolio, you will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Portfolio may make an election to treat a proportionate amount of these taxes as a distribution to each shareholder. This will allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability, or (2) take such amount as an itemized deduction.

A Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state or localities within the state.

Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment.
For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund                                          The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

---------------------------------------------------------------
                                       Investment advisory fees
           Portfolio                     as a % of net assets
---------------------------------------------------------------
Treasury Money Market
Portfolio                                        .35%
---------------------------------------------------------------
Money Market Portfolio                           .35%
---------------------------------------------------------------
U.S. Government Securities
Portfolio                                        .45%
---------------------------------------------------------------
Intermediate Corporate Bond
Portfolio                                        .55%
---------------------------------------------------------------
Bond Index Portfolio                             .30%
---------------------------------------------------------------
Government & Corporate Bond Portfolio            .45%
---------------------------------------------------------------
Balanced Portfolio                               .75%
---------------------------------------------------------------
Equity Income Portfolio                          .75%
---------------------------------------------------------------
Equity Index Portfolio                           .30%
---------------------------------------------------------------
Growth & Income Equity
Portfolio                                        .55%
---------------------------------------------------------------
Growth Equity Portfolio                          .75%
---------------------------------------------------------------
Small Cap Equity Portfolio                       .75%
---------------------------------------------------------------
Small Cap Equity Index
Portfolio                                        .32%
---------------------------------------------------------------
International Equity Portfolio                  1.00%
---------------------------------------------------------------

The Sub-Adviser

Clay Finlay Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of FIRMCO and according to its sub-advisory agreement with FIRMCO. For its services, Clay Finlay receives from FIRMCO a monthly fee based on a percentage of the Portfolio's average daily net assets.

Founded in 1982, Clay Finlay is a registered investment adviser and a subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

Financial Highlights                                         Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Institutional Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Institutional Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Financial Highlights                             Treasury Money Market Portfolio



                                            Institutional Shares
                              (For a Share outstanding throughout each period)
                                                                    January 26, 1995
                                Year Ended November 30,                    to
                             1999       1998     1997     1996    November 30, 1995(a)
  Net Asset Value,
   Beginning of Period      $  1.00    $  1.00  $  1.00  $  1.00        $  1.00
 -------------------------------------------------------------------------------------
  Investment Activities
   Net investment income      0.038      0.043    0.044    0.044          0.042
   Net realized gains from
    investments                  --(d)      --       --       --             --
 -------------------------------------------------------------------------------------
   Total from Investment
    Activities                0.038      0.043    0.044    0.044          0.042
 -------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.038)    (0.043)  (0.044)  (0.044)        (0.042)
   Net realized gains            --(d)      --       --       --             --
 -------------------------------------------------------------------------------------
   Total Distributions       (0.038)    (0.043)  (0.044)  (0.044)        (0.042)
 -------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $  1.00    $  1.00  $  1.00  $  1.00        $  1.00
 -------------------------------------------------------------------------------------
   Total Return                3.87%      4.40%    4.53%    4.46%          4.94%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $    62    $   236  $   233  $   299        $    28
   Ratio of expenses to
    average net assets         0.81%      0.81%    0.77%    0.79%          0.92%(c)
   Ratio of net investment
    income to average net
    assets                     3.76%      4.30%    4.44%    4.39%          5.76%(c)
   Ratio of expenses to
    average net assets*        0.95%      0.96%    0.92%    0.94%          1.07%(c)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 (a) Period from commencement of operations.
 (b) Represents total return for the Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for the Institutional Shares from January 26, 1995 to November 30, 1995.
 (c) Annualized.
 (d) Net realized gain and distribution from net realized gain was less than $0.005.

Financial Highlights                                      Money Market Portfolio

                                          Institutional Shares
                                   (For a Share outstanding throughout
                                              each period)
                                         Year Ended November 30,
                                  1999     1998       1997     1996     1995
  Net Asset Value, Beginning of
   Period                        $  1.00  $  1.00    $  1.00  $  1.00  $  1.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income           0.043    0.048      0.048    0.047    0.052
   Net realized gains from
    investments                       --       --(a)      --       --       --
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                     0.043    0.048      0.048    0.047    0.052
 ------------------------------------------------------------------------------
  Distributions
   Net investment income          (0.043)  (0.048)    (0.048)  (0.047)  (0.052)
 ------------------------------------------------------------------------------
   Total Distributions            (0.043)  (0.048)    (0.048)  (0.047)  (0.052)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $  1.00  $  1.00    $  1.00  $  1.00  $  1.00
 ------------------------------------------------------------------------------
   Total Return                     4.43%    4.95%      4.93%    4.81%    5.33%
  Ratio/Supplementary Data:
   Net Assets at end of period
    (000)                        $36,088  $28,536    $22,022  $15,921  $13,340
   Ratio of expenses to average
    net assets                      0.80%    0.78%      0.77%    0.78%    0.77%
   Ratio of net investment
    income to average net
    assets                          4.33%    4.84%      4.83%    4.70%    5.20%
   Ratio of expenses to average
    net assets*                     0.94%    0.93%      0.92%    0.93%    0.92%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 (a) Net realized gains per share were less than $0.005.

Financial Highlights                        U.S. Government Securities Portfolio

                                             Institutional Shares
                                           (For a Share outstanding
                                           throughout each period)
                                            Year Ended November 30
                                       1999    1998    1997    1996    1995
  Net Asset Value, Beginning of
   Period                             $10.70  $10.58  $10.64  $10.82  $10.02
 ----------------------------------------------------------------------------
  Investment Activities
   Net investment income                0.53    0.57    0.56    0.62    0.63
   Net realized and unrealized gains
    (losses) from investments          (0.38)   0.12   (0.04)  (0.15)   0.80
 ----------------------------------------------------------------------------
   Total from Investment Activities     0.15    0.69    0.52    0.47    1.43
 ----------------------------------------------------------------------------
  Distributions
   Net investment income               (0.54)  (0.57)  (0.58)  (0.62)  (0.63)
   In excess of net realized gains        --      --      --   (0.03)     --
 ----------------------------------------------------------------------------
   Total Distributions                 (0.54)  (0.57)  (0.58)  (0.65)  (0.63)
 ----------------------------------------------------------------------------
  Net Asset Value, End of Period      $10.31  $10.70  $10.58  $10.64  $10.82
 ----------------------------------------------------------------------------
   Total Return                         1.45%   6.67%   5.10%   4.55%  14.69%
  Ratio/Supplementary Data:
   Net Assets at end of Period (000)  $8,584  $6,140  $7,049  $2,232  $  667
   Ratio of expenses to average net
    assets                              0.98%   0.97%   0.97%   0.96%   0.97%
   Ratio of net investment income to
    average net assets                  5.17%   5.34%   5.52%   5.75%   5.91%
   Ratio of expenses to average net
    assets*                             1.09%   1.07%   1.07%   1.06%   1.07%
   Portfolio turnover**                26.17%  54.57% 100.33%  53.76%  93.76%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                       Intermediate Corporate Bond Portfolio

                                               Institutional Shares
                                             (For a Share outstanding
                                              throughout the period)
                                         Year Ended       February 10, 1997
                                        November 30,              to
                                         1999     1998   November 30, 1997(a)
  Net Asset Value, Beginning of Period  $10.29   $10.11         $10.00
 ----------------------------------------------------------------------------
  Investment Activities
   Net investment income                  0.57     0.61           0.53
   Net realized and unrealized gains
    (losses)
    from investments                     (0.73)    0.29           0.11
 ----------------------------------------------------------------------------
   Total from Investment Activities      (0.16)    0.90           0.64
 ----------------------------------------------------------------------------
  Distributions
   Net investment income                 (0.57)   (0.61)         (0.53)
   Net realized gains                       --    (0.11)            --
   In excess of net realized gains       (0.01)      --             --
 ----------------------------------------------------------------------------
   Total Distributions                   (0.58)   (0.72)         (0.53)
 ----------------------------------------------------------------------------
  Net Asset Value, End of Period        $ 9.55   $10.29         $10.11
 ----------------------------------------------------------------------------
   Total Return                          (1.56)%   9.32%          6.60%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)    $  996   $1,124         $   27
   Ratio of expenses to average net
    assets                                1.09%    1.07%          0.29%(c)
   Ratio of net investment income to
    average net assets                    5.77%    5.72%          7.06%(c)
   Ratio of expenses to average net
    assets*                               1.19%    1.18%          1.31%(c)
   Portfolio turnover**                  25.71%    9.65%         61.98%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                      Bond Index Portfolio

                                              Institutional Shares
                                 (For a Share outstanding throughout the period)
                                          Year Ended       February 10, 1997
                                         November 30,              to
                                         1999      1998   November 30, 1997(a)
  Net Asset Value, Beginning of Period  $ 10.45   $10.17         $10.00
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment income                   0.56     0.62           0.53
   Net realized and unrealized gains
    (losses) from
    investments                           (0.65)    0.31           0.17
 -----------------------------------------------------------------------------
   Total from Investment Activities       (0.09)    0.93           0.70
 -----------------------------------------------------------------------------
  Distributions
   Net investment income                  (0.57)   (0.62)         (0.53)
   Net realized gains                     (0.04)   (0.03)            --
   In excess of net realized gains        (0.01)      --             --
 -----------------------------------------------------------------------------
   Total Distributions                    (0.62)   (0.65)         (0.53)
 -----------------------------------------------------------------------------
  Net Asset Value, End of Period        $  9.74   $10.45         $10.17
 -----------------------------------------------------------------------------
   Total Return                           (0.90)%   9.47%          7.20%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)    $21,707   $7,034         $   27
   Ratio of expenses to average net
    assets                                 0.83%    0.79%          0.24%(c)
   Ratio of net investment income to
    average net assets                     5.66%    5.77%          7.09%(c)
   Ratio of expenses to average net
    assets*                                0.93%    0.91%          0.95%(c)
   Portfolio turnover**                   21.88%   33.37%         46.16%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                       Government & Corporate Bond Portfolio

                                               Institutional Shares
                                (For a Share outstanding throughout each period)
                                             Year Ended November 30,
                                    1999      1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                          $10.74    $ 10.37  $ 10.34  $ 10.53  $ 9.64
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income             0.56(a)    0.57     0.56     0.64    0.61
   Net realized and unrealized
    gains (losses) from
    investments                     (0.68)      0.37     0.03    (0.19)   0.89
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                      (0.12)      0.94     0.59     0.45    1.50
 ------------------------------------------------------------------------------
  Distributions
   Net investment income            (0.56)     (0.57)   (0.56)   (0.64)  (0.61)
   Net realized gains               (0.13)        --       --       --      --
   In excess of net realized
    gains                           (0.07)        --       --       --      --
 ------------------------------------------------------------------------------
   Total Distributions              (0.76)     (0.57)   (0.56)   (0.64)  (0.61)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period   $ 9.86    $ 10.74  $ 10.37  $ 10.34  $10.53
 ------------------------------------------------------------------------------
   Total Return                     (1.12)%     9.30%    6.00%    4.51%  15.98%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                          $4,753    $20,835  $16,954  $14,875  $9,413
   Ratio of expenses to average
    net assets                       0.97%      0.96%    0.95%    0.95%   0.95%
   Ratio of net investment income
    to average net assets            5.49%      5.41%    5.55%    6.06%   6.01%
   Ratio of expenses to average
    net assets*                      1.08%      1.06%    1.05%    1.05%   1.05%
   Portfolio turnover**             38.29%     91.14%  140.72%  149.20%  59.32%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
 (a) Per share net investment income has been calculated using the daily average share method.

Financial Highlights                                         Balanced Portfolio

                                            Institutional Shares
                                (For a Share outstanding throughout each period)
                                           Year Ended November 30,
                                    1999     1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                          $ 12.59  $ 13.23  $ 12.54  $ 11.62  $  9.60
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income              0.28     0.28     0.31     0.32     0.31
   Net realized and unrealized
    gains from investments            0.67     0.83     1.49     1.34     2.02
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        0.95     1.11     1.80     1.66     2.33
 ------------------------------------------------------------------------------
  Distributions
   Net investment income             (0.27)   (0.28)   (0.37)   (0.32)   (0.31)
   In excess of net investment
    income                              --       --    (0.03)      --       --
   Net realized gains                (0.88)   (1.47)   (0.71)   (0.42)      --
 ------------------------------------------------------------------------------
   Total Distributions               (1.15)   (1.75)   (1.11)   (0.74)   (0.31)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period   $ 12.39  $ 12.59  $ 13.23  $ 12.54  $ 11.62
 ------------------------------------------------------------------------------
   Total Return                       8.24%    9.38%   15.52%   15.08%   24.67%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                          $55,582  $70,962  $61,655  $54,731  $36,827
   Ratio of expenses to average
    net assets                        1.28%    1.26%    1.27%    1.27%    1.27%
   Ratio of net investment income
    to average net assets             2.20%    2.23%    2.56%    2.78%    2.97%
   Ratio of expenses to average
    net assets*                       1.38%    1.36%    1.37%    1.37%    1.37%
   Portfolio turnover**              34.80%   47.79%   43.60%   85.16%   58.16%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                                    Equity Income Portfolio



                                            Institutional Shares
                               (For a Share outstanding throughout each period)
                                Year Ended November 30,    February 27, 1997 to
                                   1999          1998      November 30, 1997(a)
  Net Asset Value, Beginning
   of Period                    $     10.24   $     11.56         $10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income               0.14          0.18           0.19
   Net realized and unrealized
    gains (losses) from
    investments                       (0.18)         0.98           1.56
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        (0.04)         1.16           1.75
 ------------------------------------------------------------------------------
  Distributions
   Net investment income              (0.13)        (0.19)         (0.19)
   Net realized gains                 (2.23)        (2.29)            --
 ------------------------------------------------------------------------------
   Total Distributions                (2.36)        (2.48)         (0.19)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $      7.84   $     10.24         $11.56
 ------------------------------------------------------------------------------
   Total Return                        0.09%+       11.82%         17.64%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                       $        95   $        35         $    1
   Ratio of expenses to
    average net assets                 1.28%         1.23%          0.37%(c)
   Ratio of net investment
    income to average net
    assets                             1.58%         1.40%          2.34%(c)
   Ratio of expenses to
    average net assets*                1.38%         1.32%          1.60%(c)
   Portfolio turnover**               81.84%        98.32%         48.33%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
   + Incurred class specific gains. The total return excluding this would have been (0.07)%.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                      Equity Index Portfolio

                                             Institutional Shares
                                (For a Share outstanding throughout the period)
                                 Year Ended November 30,      May 1, 1997 to
                                    1999         1998      November 30, 1997(a)
  Net Asset Value, Beginning of
   Period                        $     14.54  $     11.94         $10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                0.09         0.10           0.10
   Net realized and unrealized
    gains from investments              2.74         2.63           1.94
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                          2.83         2.73           2.04
 ------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.08)       (0.11)         (0.10)
   Net realized gains                  (0.18)       (0.02)            --
 ------------------------------------------------------------------------------
   Total Distributions                 (0.26)       (0.13)         (0.10)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $     17.11  $     14.54         $11.94
 ------------------------------------------------------------------------------
   Total Return                        19.83%       23.01%         20.40%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                        $    36,856  $    10,944         $    8
   Ratio of expenses to average
    net assets                          0.85%        0.91%          0.46%(c)
   Ratio of net investment
    income to average net
    assets                              0.51%        0.63%          1.30%(c)
   Ratio of expenses to average
    net assets*                         0.95%        1.03%          1.19%(c)
   Portfolio turnover**                27.84%       14.83%          1.66%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
 (a) Period from commencement of operations.
 (b) Not annualized.
 (c) Annualized.

Financial Highlights                           Growth & Income Equity Portfolio

                                            Institutional Shares
                                (For a Share outstanding throughout each period)
                                             Year Ended November 30,
                                   1999      1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                         $ 19.13  $  21.12  $ 18.67  $ 16.29  $ 12.70
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income             0.08      0.12     0.12     0.20     0.23
   Net realized and unrealized
    gains from investments           2.29      1.58     3.95     3.33     3.74
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                       2.37      1.70     4.07     3.53     3.97
 ------------------------------------------------------------------------------
  Distributions
   Net investment income            (0.08)    (0.11)   (0.13)   (0.20)   (0.24)
   In excess of net investment
    income                             --     (0.01)   (0.03)   (0.01)      --
   Net realized gains               (1.48)    (3.57)   (1.46)   (0.94)   (0.14)
 ------------------------------------------------------------------------------
   Total Distributions              (1.56)    (3.69)   (1.62)   (1.15)   (0.38)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period  $ 19.94  $  19.13  $ 21.12  $ 18.67  $ 16.29
 ------------------------------------------------------------------------------
   Total Return                     13.61%     9.36%   23.90%   23.08%   31.88%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                         $91,034  $107,133  $92,515  $72,950  $40,228
   Ratio of expenses to average
    net assets                       1.04%     1.04%    1.04%    1.05%    1.05%
   Ratio of net investment
    income to average net assets     0.45%     0.60%    0.60%    1.19%    1.58%
   Ratio of expenses to average
    net assets*                      1.16%     1.14%    1.14%    1.15%    1.15%
   Portfolio turnover**             60.31%    91.23%   57.11%   63.90%   58.50%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                                     Growth Equity Portfolio

                                                Institutional Shares
                                 (For a Share outstanding throughout the period)
                                          Year Ended      December 2, 1997 to
                                       November 30, 1999  November 30, 1998(a)
  Net Asset Value, Beginning of
   Period                                   $19.92              $16.27
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment income (loss)               0.03(d)            (0.04)
   Net realized and unrealized gains
    from investments                          4.70                3.70
 -----------------------------------------------------------------------------
   Total from Investment Activities           4.73                3.66
 -----------------------------------------------------------------------------
  Distributions
   In excess of net investment income           --               (0.01)
   Net realized gains                        (2.03)                 --
 -----------------------------------------------------------------------------
   Total Distributions                       (2.03)              (0.01)
 -----------------------------------------------------------------------------
  Net Asset Value, End of Period            $22.62              $19.92
 -----------------------------------------------------------------------------
   Total Return                              26.56%              19.56%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)        $  162              $7,720
   Ratio of expenses to average net
    assets                                    1.27%               1.36%(c)
   Ratio of net investment income to
    average net assets                        0.17%              (0.28)%(c)
   Ratio of expenses to average net
    assets*                                   1.37%               1.46%(c)
   Portfolio turnover**                      21.85%              54.33%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.
  (d) Per share net investment income has been calculated using the daily average share method.

Financial Highlights                                 Small Cap Equity Portfolio

                                         Institutional Shares
                            (For a Share outstanding throughout each period)
                                        Year Ended November 30,
                             1999       1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $11.82     $ 14.98   $ 13.36   $ 13.40   $ 11.96
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment loss       (0.07)(a)   (0.07)    (0.04)    (0.01)    (0.01)
   Net realized and
    unrealized gains
    (losses) from
    investments               2.10       (1.87)     2.48      1.03      2.36
 -----------------------------------------------------------------------------
   Total from Investment
    Activities                2.03       (1.94)     2.44      1.02      2.35
 -----------------------------------------------------------------------------
  Distributions
   In excess of net
    investment income           --          --        --     (0.01)       --
   Net realized gains        (0.05)      (1.19)    (0.82)    (1.05)    (0.91)
   In excess of net
    realized gains              --       (0.03)       --        --        --
 -----------------------------------------------------------------------------
   Total Distributions       (0.05)      (1.22)    (0.82)    (1.06)    (0.91)
 -----------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $13.80     $ 11.82   $ 14.98   $ 13.36   $ 13.40
 -----------------------------------------------------------------------------
   Total Return              17.27%     (14.17)%   19.41%     8.39%    21.43%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $2,448     $25,037   $34,395   $30,081   $17,620
   Ratio of expenses to
    average net assets        1.26%       1.25%     1.25%     1.26%     1.26%
   Ratio of net investment
    loss to average net
    assets                   (0.59)%     (0.45)%   (0.29)%   (0.13)%   (0.11)%
   Ratio of expenses to
    average net assets*       1.36%       1.35%     1.35%     1.36%     1.36%
   Portfolio turnover**      72.08%      69.72%    80.23%    65.85%    83.13%
--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
 (a) Per share net investment loss has been calculated using the daily average share method.

Financial Highlights                           Small Cap Equity Index Portfolio

                                             Institutional Shares
                                (For a Share outstanding throughout the period)
                                               December 30, 1998
                                            to November 30, 1999(a)
  Net Asset Value, Beginning
   of Period                                        $ 10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment loss                                   -- (d)
   Net realized and unrealized
    gains from investments                             0.17
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                                         0.17
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                                 -- (d)
 ------------------------------------------------------------------------------
   Total Distributions                                   --
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                                           $ 10.17
 ------------------------------------------------------------------------------
   Total Return                                        1.74%(b)
  Ratios/Supplemental Data:
   Net Assets at end of period
    (000)                                           $14,955
   Ratio of expenses to
    average net assets                                 0.92%(c)
   Ratio of net investment
    loss to average net assets                       (0.06)%(c)
   Ratio of expenses to
    average net assets*                                1.12%(c)
   Portfolio turnover**                               35.27%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
 (a) Period from initial public investment.
 (b) Not annualized.
 (c) Annualized.
 (d) Net investment income and distributions from net investment income per share was less than $0.005.

Financial Highlights                            International Equity Portfolio

                                               Institutional Shares
                                (For a Share outstanding throughout each period)
                                              Year Ended November 30,
                                       1999     1998    1997     1996    1995
  Net Asset Value, Beginning of
   Period                             $ 13.25  $11.97  $12.03   $10.75  $ 9.90
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income (loss)         (0.01)     --   (0.03)    0.01    0.01
   Net realized and unrealized gains
    from investments and foreign
    currency                             4.55    1.78    0.33     1.27    0.86
 ------------------------------------------------------------------------------
   Total from Investment Activities      4.54    1.78    0.30     1.28    0.87
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                (0.03)  (0.01)     --       --      --
   In excess of net investment
    income                              (0.01)  (0.06)  (0.05)      --      --
   Net realized gains                   (0.75)  (0.43)  (0.31)      --   (0.01)
   Tax return of capital                   --      --      --       --   (0.01)
 ------------------------------------------------------------------------------
   Total Distributions                  (0.79)  (0.50)  (0.36)      --   (0.02)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period      $ 17.00  $13.25  $11.97   $12.03  $10.75
 ------------------------------------------------------------------------------
   Total Return                         36.61%  15.37%   2.59%   11.91%   8.78%
  Ratios/Supplementary Data:
   Net Assets at end of period (000)  $11,307  $8,058  $6,798   $6,059  $2,159
   Ratio of expenses to average net
    assets                               1.56%   1.58%   1.59%    1.44%   1.44%
   Ratio of net investment income
    (loss) to average net assets         0.00%   0.01%  (0.21)%   0.16%   0.13%
   Ratio of expenses to average net
    assets*                              1.75%   1.75%   1.75%    1.76%   1.75%
   Portfolio turnover**                 93.73%  88.95%  75.18%   77.63%  62.78%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports

The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.

c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------




The Fund's Investment Company Act File No. is 811-3567


Form #MFINSTP-00

                                               MERCANTILE MUTUAL FUNDS
                                               INVESTOR SHARES

[PHOTO]                                        Prospectus
                                               March 31,  2000

                                               MONEY MARKET PORTFOLIOS
                                               Treasury Money Market Portfolio
                                               Money Market Portfolio
                                               Tax-Exempt Money Market Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved theses securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
--------------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
--------------------------------------------------------------
                    4  Treasury Money Market Portfolio
                    7  Money Market Portfolio
                   11  Tax-Exempt Money Market Portfolio
                   15  Additional Information on Risk
                   Your Account
--------------------------------------------------------------
                   16  Distribution Arrangements/Sales Charges
                   18  Explanation of Sales Price
                   19  How to Buy Shares
                   20  How to Sell Shares
                   22  Investor Programs
                   24  General Transaction Policies
                   Distributions and Taxes
--------------------------------------------------------------
                   25  Dividends and Distributions
                   25  Taxation
                   Management of the Fund
--------------------------------------------------------------
                   27  The Adviser
                   Financial Highlights
--------------------------------------------------------------
                   28  Introduction
                   29  Treasury Money Market Portfolio
                   30  Money Market Portfolio
                   32  Tax-Exempt Money Market Portfolio

Introduction                                                      Overview

                 This prospectus describes the Mercantile Money Market Portfolios, three investment portfolios offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

Who May Want     The Treasury Money Market Portfolio may be appropriate for
to Invest in     investors who want a way to earn money market returns from
the              U.S. Treasury obligations that are generally exempt from
Mercantile       state and local taxes. The Money Market Portfolio may be
Money Market     appropriate for investors who want a flexible and convenient
Portfolios?      way to manage cash while earning money market returns. The
                 Tax-Exempt Money Market Portfolio may be appropriate for investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the Portfolio is not an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

The              Firstar Investment Research & Management Company, LLC, which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Risk/Return Summary                             Treasury Money Market Portfolio
--------------------------------------------------------------------------------
Money market instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolios must meet strict requirements as to investment quality, maturity and diversification. The Portfolios generally do not invest in securities with maturities of more than 397 days and the average maturity of all securities held by a particular Portfolio must be 90 days or less. Prior to purchasing a money market instrument for one of the Portfolios, the Adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax.

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                             Treasury Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                   [GRAPH]
                                1993     2.43%
                                1994     3.33%
                                1995     4.96%
                                1996     4.43%
                                1997     4.54%
                                1998     4.34%
                                1999     3.95%

       Best quarter:   1.26% for the quarter ending June 30, 1995
       Worst quarter:  0.58% for the quarter ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                      Since
                     1 Year 5 Years Inception*
                     -------------------------
  Investor A Shares  3.95%   4.44%    3.89%
----------------------------------------------

 * April 20, 1992.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                            Treasury Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Treasury Money Market Portfolio. There are no sales charges when you buy or sell Investor A Shares of the Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted from
  the Portfolio's assets)            Investor A
                                       Shares
  Management Fees                       .40%/1/
 ----------------------------------------------
  Distribution (12b-1) and Service
   Fees                                 .25%
 ----------------------------------------------
  Other Expenses                        .34%/1/
 ----------------------------------------------
  Total Annual Portfolio Operating
   Expenses                             .99%/1/
-----------------------------------------------

 /1/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .24% and .84%, respectively, for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

      Example

                      1     3     5     10
                     Year Years Years Years
  Investor A Shares  $101 $315  $547  $1,213
--------------------------------------------

Risk/Return Summary                                   Money Market Portfolio

Investment Objective

The Portfolio's investment objective is to seek current income with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

Principal Risk Considerations

The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                                      Money Market Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years, ten years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                     [GRAPH]
                                  1990     8.03%
                                  1991     5.45%
                                  1992     3.06%
                                  1993     2.51%
                                  1994     3.58%
                                  1995     5.36%
                                  1996     4.78%
                                  1997     4.96%
                                  1998     4.90%
                                  1999     4.50%

 The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses.

       Best quarter:   1.97% for the quarter ending June 30, 1990
       Worst quarter:  0.61% for the quarter ending June 30, 1993

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                  Since
                                        1 Year 5 Years 10 Years Inception*
                         -------------------------------------------------
  Investor A Shares                      4.50%  4.90%   4.70%     5.29%
                         -------------------------------------------------
  Investor B Shares
  (with applicable
   contingent deferred
  sales charge)                         -1.28%    N/A     N/A     3.30%
--------------------------------------------------------------------------

  * March 24, 1983 for Investor A Shares; January 26, 1996 for Investor B
    Shares.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                                   Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Money Market Portfolio.

      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                   None         None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less       None     5.00%/1/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                             .40%/2/     .40%/2/
 -----------------------------------------------------------------
  Distribution (12b-1) and Service Fees       .25%       1.00%
 -----------------------------------------------------------------
  Other Expenses                              .32%/2/     .32%/2/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   .97%/2/    1.72%/2/
------------------------------------------------------------------

 /1/ This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /2/ Management Fees, Other Expenses and Total Annual Portfolio Operating
     Expenses for the Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .35%, .22% and .82%, respectively, for Investor A Shares and .35%, .22% and 1.57%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

Risk/Return Summary                                      Money Market Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same, and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $ 99 $309  $  536 $1,190
 ------------------------------------------------------------------------------
  Investor B Shares                                    $675 $842  $1,133 $1,649
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $175 $542  $  933 $1,649

--------------------------------------------------------------------------------

Risk/Return Summary                            Tax-Exempt Money Market Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------

Investment Objective

The Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the Adviser must determine that it is of comparable quality to eligible rated securities.

Risk/Return Summary                          Tax-Exempt Money Market Portfolio

Principal Risk Considerations

The yield paid by the Portfolio will vary with changes in interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Portfolio is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a diversified portfolio.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

Risk/Return Summary                          Tax-Exempt Money Market Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows the Portfolio's average annual returns for one year, five years, ten years and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                  [GRAPH]
                                1990   5.50%
                                1991   3.73%
                                1992   2.24%
                                1993   1.72%
                                1994   2.13%
                                1995   3.04%
                                1996   2.77%
                                1997   2.89%
                                1998   2.68%
                                1999   2.49%

       Best quarter:   1.38% for the quarter ending June 30, 1990
       Worst quarter:  0.39% for the quarter ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                               Since
                     1 Year 5 Years 10 Years Inception*
                     ----------------------------------
  Investor A Shares  2.49%   2.77%   2.92%     3.34%
-------------------------------------------------------

 + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Total returns for periods prior to October 2, 1995 reflect the performance of Investor A Shares of the Predecessor Portfolio.
 * July 10, 1986.

 To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

Risk/Return Summary                           Tax-Exempt Money Market Portfolio

The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Tax-Exempt Money Market Portfolio. There are no sales charges when you buy or sell Investor A Shares of the Portfolio.
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Fees and Expenses

  Annual Portfolio Operating
  Expenses
  (expenses that are deducted from
  the                                Investor A
  Portfolio's assets)                  Shares
  Management Fees                     .40%/1/
 ----------------------------------------------
  Distribution (12b-1) and Service
   Fees                               .25%
 ----------------------------------------------
  Other Expenses                      .20%
 ----------------------------------------------
  Total Annual Portfolio Operating
   Expenses                           .85%/1/
-----------------------------------------------

 /1/ Management Fees and Total Annual Portfolio Operating Expenses for the
     Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because the Adviser is voluntarily waiving a portion of its advisory fee. This fee waiver is being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Management Fees and Total Annual Portfolio Operating Expenses, after taking this fee waiver into account, are expected to be .35%, and .80%, respectively, for Investor A Shares. This fee waiver may be revised or cancelled at any time.

      Example

                      1     3     5     10
                     Year Years Years Years
  Investor A Shares  $87  $271  $471  $1,049
--------------------------------------------

Risk/Return Summary                            Additional Information on Risk

LOGO FOR RISK/RETURN SUMMARY

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market instruments not to exceed 20% of the Portfolio's total assets. This strategy could prevent a Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

Your Account                           Distribution Arrangements/Sales Charges

LOGO FOR YOUR ACCOUNT

Share Classes

Each Portfolio offers Investor A Shares. The Money Market Portfolio also offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

  Types of Charges              Investor A Shares             Investor B Shares
  Sales Charge (Load)           None.                         A contingent deferred sales
                                                              charge (CDSC) is assessed
                                                              on shares redeemed within
                                                              six years of purchase.
                                                              Investor B Shares
                                                              automatically convert to
                                                              Investor A Shares six years
                                                              after purchase.
-----------------------------------------------------------------------------------------
  Distribution (12b-1) and      Subject to annual             Subject to annual
  Service Fees                  distribution and shareholder  distribution and
                                servicing fees of up to       shareholder servicing fees
                                0.25% of a Portfolio's        of up to 1.00% of a
                                average daily net assets      Portfolio's average daily
                                attributable to its Investor  net assets attributable to
                                A Shares.                     its Investor B Shares.

Your Account                            Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Investor B Shares

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Investor B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Fund will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, the Fund will sell the shares that have the lowest CDSC.

                                     CDSC as
                                      a % of
                                      Dollar
                                      Amount
                          Number of  Subject
                         Years Since  to the
                          Purchase    Charge
                          1 or less    5.0%
                             1-2       4.0%
                             2-3       3.0%
                             3-4       3.0%
                             4-5       2.0%
                             5-6       1.0%
                         More than 6   None
                         ----------------------------

No CDSC is assessed on redemptions of Investor B Shares if:
  . The shares were purchased with reinvested dividends or capital gains distributions.
  . The shares were purchased through an exchange of Investor B Shares of another Portfolio.
  . The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.
  . The redemption is in connection with the death or disability of the shareholder.
  . You participate in the Systematic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.
  . Your account falls below the Portfolio's minimum account size, and the
    Fund liquidates your account (see page 24 ).
  . The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Distribution and Service Fees

Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.25% of each Portfolio's Investor A Share assets. Investor B Shares of the Money Market Portfolio pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of the Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share and/or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

Converting Investor B Shares to Investor A Shares

Six years after you buy Investor B Shares of the Money Market Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

Your Account                                       Explanation of Sales Price

--------------------------------------------------------------------------------
Business days defined A business day is any day that both the New York Stock Exchange and the Federal Reserve Banks' Fedline System are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------
Shares of each class in a Portfolio are sold at their net asset value (NAV).
The NAV for each class of shares of a Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

 . Each Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

 . If you properly place a purchase order (see "How to Buy Shares" on page 19) that is delivered to the Fund by 11:00 a.m. (Central time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 2:00 p.m. (Central time) on any business day with respect to the Money Market Portfolio, the order receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, your order will be cancelled. A properly placed purchase order that is delivered to the Fund after 11:00 a.m. (Central time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) with respect to the Money Market Portfolio will be placed the following business day.

Your Account                                               How to Buy Shares

Investing in the Mercantile Money Market Portfolios is quick and convenient. You can purchase Investor A Shares in any of the following ways:

 . Through a broker-dealer organization. You can purchase shares through any broker-dealer organization that has a sales agreement with the Fund's distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund.

 . Through a financial organization. You can purchase shares through any financial organization that has entered into a servicing agreement with the Fund. The financial organization is responsible for sending your purchase order to the Fund.

                         To Open       To Add to
Minimum Investments    Your Account  Your Account
Regular accounts          $1,000          $50
 -------------------------------------------------
Sweep program
through your
financial
institution                None          None
 -------------------------------------------------
Wrap fee program
through your
financial institution      None          None
 -------------------------------------------------
Payroll
Deduction
Program*                   None           $25
 -------------------------------------------------
ConvertiFund*             $5,000    $1,000 minimum
                                    account balance
 -------------------------------------------------
Periodic
Investment Plan*           $50            $50
--------------------------------------------------

* See Investor Programs below.

 . Directly from the Fund by mail. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
  Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O.
  Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

Investor B Shares of the Money Market Portfolio are available only to holders of Investor B Shares of another of the Fund's portfolios who wish to exchange such shares for Investor B Shares of the Money Market Portfolio. See "Investor Programs" below for more information on the Fund's exchange privilege.

In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

Your Account                                                  How to Sell Shares

--------------------------------------------------------------------------------
Selling recently purchased shares If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares via electronic transfer to avoid delays.
--------------------------------------------------------------------------------


You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming" your shares. You can redeem your shares in the following ways:

 . Through a broker-dealer or other financial organization. If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

 . By mail. Send your written redemption request to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number, your social security or tax identification number and the signature of each registered owner of the account. Your request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact your broker-dealer or other financial organization or the Fund for more information on signature guarantees.

 . By telephone. You may redeem your shares by telephone if you have selected that option on your account application and if there has been no change of address by telephone within the preceding 15 days. Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you may add this feature by providing written instructions to the Fund's transfer agent. If you have difficulty getting through to the Fund because of unusual market conditions, consider selling your shares by mail.

Your Account                                              How to Sell Shares

You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order (see page 20). The proceeds of the sale of Investor B Shares of the Money Market Portfolio will be reduced by the applicable CDSC. If your order to sell is received and accepted by the Fund before 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, your proceeds normally will be sent electronically the same day or mailed by check the next business day. If your order to sell is received and accepted by the Fund after 11:00 a.m. (Central time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 2:00 p.m. (Central time) on a business day with respect to the Money Market Portfolio, or on a non-business day, your proceeds will normally be sent electronically the next business day (or mailed by check the second business day thereafter). If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

Your Account                                              Investor Programs

It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

Periodic Investment Plan

You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Periodic Investment Plan (PIP). Under the PIP (which was formerly known as the Automatic Investment Program), you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the day of the month designated by you (or the next business day after the designated day) of each month at the net asset value next determined on the day the order is effected. To take advantage of the PIP, complete the PIP authorization form included with your account application or contact your broker-dealer or other financial organization.

Exchanges

The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances as described in the SAI, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of the Money Market Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

Unless you qualify for a waiver, you will have to pay a sales charge when you exchange Investor A Shares of a Portfolio for Investor A Shares of another Portfolio that imposes a sales charge on purchases.

You may exchange Investor B Shares of the Money Market Portfolio without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

ConvertiFund

This program (which was formerly known as the Automatic Exchange Program) lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class.

To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to ConvertiFund or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

Your Account                                           Investor Programs

Systematic Withdrawal Plan

If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Systematic Withdrawal Plan (SWP). With the SWP (which was formerly known as the Automatic Withdrawal Plan), you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the day designated by you (or the next business day after the designated day) of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares of the Money Market Portfolio made through the SWP that don't annually exceed 12% of your account's value.

To participate in the SWP, complete the SWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the SWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

Checkwriting Privilege

You can sign up for the Fund's checkwriting privilege by completing the signature card that accompanies the account application or by calling your broker-dealer or other financial organization to obtain a signature card. You may write up to six checks per month in an amount per check of $250 or more. The Fund may charge a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

Payroll Deduction Program

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

Internet Transactions

You generally can request purchases, exchanges and redemptions of Investor A Shares and Investor B Shares of the Portfolios on-line via the Internet after an account is opened. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call the Fund's transfer agent at 1-800-452-2724.

The Fund and its agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Fund on-line. If this happens, you may initiate transactions in your share accounts by mail or otherwise as described above.

Your Account                                        General Transaction Policies

The Fund reserves the right to:

 . Vary or waive any minimum investment requirement.

 . Refuse any order to buy shares.

 . Reject any exchange request.

 . Change or cancel the procedures for selling or exchanging shares by telephone at any time.

 . Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

 . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

 . Modify or terminate the Periodic Investment Plan, ConvertiFund and Systematic
  Withdrawal Plan programs at any time.

 . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

 . Modify or terminate the checkwriting privilege after 30 days' written notice to shareholders.

 . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

Also, your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

Distributions and Taxes

Dividends and Distributions

Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.

Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . Treasury Money Market and Money Market Portfolios

 Distributions from these Portfolios will generally be taxable to shareholders. It is expected that all or substantially all of these distributions will consist of ordinary income and not capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

 . Tax-Exempt Money Market Portfolio

 The Portfolio anticipates that substantially all of its income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains.

 Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally will not be deductible for federal income tax purposes.

 You should note that a portion of the exempt-interest dividends paid by the Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------

 . State and Local Taxes

 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state or localities within the state.

 Dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.

 The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult with a tax adviser as to the status of distributions by the Portfolio in your state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund

The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisers Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

                               Investment advisory fees
          Portfolio              as a % of net assets
                        -------------------------
Treasury Money Market
 Portfolio                               .35%
                        -------------------------
Money Market Portfolio                   .35%
                        -------------------------
Tax-Exempt Money Market
 Portfolio                               .35%
-------------------------------------------------

Financial Highlights

Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Financial Highlights                           Treasury Money Market Portfolio

                                            Investor A Shares
                            (For a Share outstanding throughout each period)
                                         Year Ended November 30,
                              1999         1998       1997       1996       1995
  Net Asset Value
   Beginning of Period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
 -----------------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.038        0.043      0.044      0.044      0.048
   Net realized gains from
    investments                   -- (a)       --         --         --         --
 -----------------------------------------------------------------------------------
   Total from Investment
    Activities                  0.038        0.043      0.044      0.044      0.048
 -----------------------------------------------------------------------------------
  Distributions
   Net investment income       (0.038)      (0.043)    (0.044)    (0.044)    (0.048)
   Net realized gains             -- (a)       --         --         --         --
 -----------------------------------------------------------------------------------
   Total Distributions         (0.038)      (0.043)    (0.044)    (0.044)    (0.048)
 -----------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
 -----------------------------------------------------------------------------------
   Total Return                  3.87%        4.40%      4.53%      4.46%      4.93%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $  20,470    $  25,665  $   8,409  $   7,667  $   2,776
   Ratio of expenses to
    average net assets           0.81%        0.81%      0.77%      0.81%      0.78%
   Ratio of net investment
    income to average net
    assets                       3.80%        4.22%      4.43%      4.35%      4.84%
   Ratio of expenses to
    average net assets*          0.95%        0.96%      0.92%      0.96%      0.93%
--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 (a) Net realized gain and distribution from net realized gains was less than $0.005.

Financial Highlights                                    Money Market Portfolio

                                             Investor A Shares
                              (For a Share outstanding throughout each period)
                                          Year Ended November 30,
                               1999        1998          1997       1996       1995
  Net Asset Value,
   Beginning of Period      $     1.00  $     1.00    $     1.00  $    1.00  $    1.00
 ------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income         0.043       0.048         0.048      0.047      0.052
   Net realized gains from
    investments                    --          -- (a)        --         --         --
 ------------------------------------------------------------------------------------------
   Total from Investment
    Activities                   0.043       0.048         0.048      0.047      0.052
 ------------------------------------------------------------------------------------------
  Distributions
   Net investment income        (0.043)     (0.048)       (0.048)    (0.047)    (0.052)
 ------------------------------------------------------------------------------------------
   Total Distributions          (0.043)     (0.048)       (0.048)    (0.047)    (0.052)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $     1.00  $     1.00    $     1.00  $    1.00  $    1.00
 ------------------------------------------------------------------------------------------
   Total Return                   4.43%       4.95%         4.93%      4.81%      5.33%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $  255,404  $  203,583    $  164,777  $  91,166  $  64,865
   Ratio of expenses to
    average net assets            0.80%       0.78%         0.77%      0.78%      0.77%
   Ratio of net investment
    income to average net
    assets                        4.34%       4.83%         4.84%      4.70%      5.20%
   Ratio of expenses to
    average net assets*           0.94%       0.93%         0.92%      0.93%      0.92%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been indicated.
  (a)  Net realized gain per share was less than $0.005.

Financial Highlights                                      Money Market Portfolio

                                           Investor B Shares
                            (For a Share outstanding throughout each period)
                                                                           Jan 26, 1996
                               Year Ended November 30,                          To
                              1999          1998            1997         Nov. 30, 1996(a)
  Net Asset Value,
   Beginning of Period      $       1.00  $       1.00    $       1.00      $       1.00
 -------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income           0.036         0.041           0.041             0.033
   Net realized gains from
    investments                      --            -- (d)          --                --
 -------------------------------------------------------------------------------------------
   Total from Investment
    Activities                     0.036         0.041           0.041             0.033
 -------------------------------------------------------------------------------------------
  Distributions
   Net investment income          (0.036)       (0.041)         (0.041)           (0.033)
 -------------------------------------------------------------------------------------------
   Total Distributions            (0.036)       (0.041)         (0.041)           (0.033)
 -------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $       1.00  $       1.00    $       1.00      $       1.00
 -------------------------------------------------------------------------------------------
   Total Return                     3.65%         4.17%           4.15%             3.35%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $        173  $         84    $         73      $         41
   Ratio of expenses to
    average net assets              1.55%         1.53%           1.52%             1.47%(c)
   Ratio of net investment
    income to average net
    assets                          3.61%         4.09%           4.10%             3.73%(c)
   Ratio of expenses to
    average net assets*             1.67%         1.68%           1.67%             1.68%(c)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been indicated.
 (a) Period from commencement of operations.
 (b) Not annualized.
 (c) Annualized.
 (d) Net realized gain per share was less than $0.005.

Financial Highlights                           Tax-Exempt Money Market Portfolio

                                            Investor A Shares
                             (For a Share outstanding throughout each period)
                                                                Six Months
                                                                  Ended             Year Ended
                                Year Ended November 30,          Nov. 30,             May 31,
                             1999     1998     1997     1996     1995(a)      1995(d)
  Net Asset Value,
   Beginning of Period      $  1.00  $  1.00  $  1.00  $  1.00   $  1.00      $ 1.00
 -----------------------------------------------------------------------------------------------------
  Investment Activities
   Net Investment income      0.024    0.027    0.028    0.028     0.014       0.027
 -----------------------------------------------------------------------------------------------------
   Total from Investment
    Activities                0.024    0.027    0.028    0.028     0.014       0.027
 -----------------------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.024)  (0.027)  (0.028)  (0.028)   (0.014)     (0.027)
 -----------------------------------------------------------------------------------------------------
   Total Distributions       (0.024)  (0.027)  (0.028)  (0.028)   (0.014)     (0.027)
 -----------------------------------------------------------------------------------------------------
   Net Asset Value, End of
    Period                  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00      $ 1.00
 -----------------------------------------------------------------------------------------------------
   Total Return                2.44%    2.72%    2.88%    2.83%     1.45%(b)    2.70%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $11,306  $13,980  $15,789  $17,984   $ 5,403      $5,138
   Ratio of expenses to
    average net assets         0.79%    0.79%    0.77%    0.75%     0.94%(c)    0.84%
   Ratio of net investment
    income to average net
    assets                     2.40%    2.68%    2.82%    2.78%     2.87%(c)    2.63%
   Ratio of expenses to
    average net assets*        0.84%    0.84%    0.82%    0.80%     0.99%(c)    0.93%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 (a) Upon reorganizing as a portfolio of The ARCH Fund, Inc. on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year-end from May 31 to November 30.
 (b)  Not annualized.
 (c)  Annualized.
 (d) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567

                                           MERCANTILE MUTUAL FUNDS
                                           INVESTOR SHARES
[PHOTO]
                                           Prospectus
                                           March 31, 2000

                                           TAXABLE BOND PORTFOLIOS
                                           U.S.Government Securities Portfolio
                                           Intermediate Corporate Bond Portfolio
                                           Bond Index Portfolio
                                           Government & Corporate Bond Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
--------------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
--------------------------------------------------------------
                    4  U.S. Government Securities Portfolio
                    9  Intermediate Corporate Bond Portfolio
                   14  Bond Index Portfolio
                   19  Government & Corporate Bond Portfolio
                   24  Additional Information on Risk
                   Your Account
--------------------------------------------------------------
                   25  Distribution Arrangements/Sales Charges
                   30  Explanation of Sales Price
                   31  How to Buy Shares
                   32  How to Sell Shares
                   33  Investor Programs
                   35  General Transaction Policies
                   Distributions and Taxes
--------------------------------------------------------------
                   36  Dividends and Distributions
                   37  Taxation
                   Management of the Fund
--------------------------------------------------------------
                   38  The Adviser
                   Financial Highlights
--------------------------------------------------------------
                   39  Introduction
                   40  U.S. Government Securities Portfolio
                   42  Intermediate Corporate Bond Portfolio
                   43  Bond Index Portfolio
                   44  Government & Corporate Bond Portfolio

Introduction                                                        Overview

                 This prospectus describes the Mercantile Taxable Bond Portfolios, four investment portfolios offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

Who May Want     The Mercantile Taxable Bond Portfolios may be appropriate for
to Invest in     investors who seek current income from their investments
the              greater than that normally available from a money market fund
Mercantile       and can accept fluctuations in price and yield. The
Taxable Bond     Portfolios may not be appropriate for investors who are
Portfolios?      investing for long-term capital appreciation.

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

The              Firstar Investment Research & Management Company, LLC, which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Portfolios.

Risk/Return Summary                        U.S. Government Securities Portfolio

[LOGO OF RISK/RETUURN SCALE]

--------------------------------------------------------------------------------
Repurchase agreements are transactions in which a Portfolio buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Portfolio on a certain date and at a certain price.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage-backed securities are certificates representing ownership interests in a pool of mortgage loans, and include those issued by the Government National Mortgage Association ("Ginnie Maes"), the Federal National Mortgage Association ("Fannie Maes") and the Federal Home Loan Mortgage Corporation ("Freddie
Macs").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1988.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in mortgage-backed securities issued by U.S. Government-sponsored entities such as Ginnie Maes, Fannie Maes, and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed 10 years when adjusted for the expected average life of any mortgage-backed securities held by the Portfolio.

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates may also cause certain debt securities held by the Portfolio, including mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically involved little risk of loss of principal if held to maturity. Certain U.S. Government securities, such as Ginnie Maes, are supported by the full faith and credit of the U.S. Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury.

Risk/Return Summary                        U.S. Government Securities Portfolio

Other securities, such as Fannie Maes, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are supported by the issuer's own credit.

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                         U.S. Government Securities Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years, ten years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government bonds.
--------------------------------------------------------------------------------
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                   [GRAPH]
                              1990     11.04%
                              1991     13.98%
                              1992      5.48%
                              1993      8.77%
                              1994     -2.74%
                              1995     14.95%
                              1996      3.01%
                              1997      6.37%
                              1998      6.43%
                              1999      0.69%

The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

     Best quarter:   5.40% for the quarter ending September 30, 1991
     Worst quarter:  -2.60% for the quarter ending March 31, 1994

    ---------------------------------------------------------------------------

             Average Annual Total Returns
               for the periods ended December 31, 1999
            -------------------------------------------------------------------

                                                  1      5    10     Since
                                                 Year  Years Years Inception
                                    ----------------------------------------
  Investor A Shares
  (with 4.00% sales charge)                     -3.36% 5.32% 6.23% 6.53%/1/
                                    ----------------------------------------
  Investor B Shares
  (with applicable contingent
  deferred sales charge)                        -4.60%   N/A   N/A 4.01%/1/
                                    ----------------------------------------
  Lehman Brothers Intermediate
   Government Bond Index                         0.49% 6.93% 7.10% 7.55%/2/
                                                                   6.24%/3/
----------------------------------------------------------------------------

 /1/ June 2, 1988 for Investor A Shares; May 11, 1995 (data of initial public investment) for Investor B Shares.
 /2/ May 31, 1988.
 /3/ April 30, 1995.

Risk/Return Summary                        U.S. Government Securities Portfolio

The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the U.S. Government Securities Portfolio.
      Fees and Expenses

  Shareholder Fees                                            Investor Investor
  (fees you pay directly)                                     A Shares B Shares
  Maximum sales charge (load) to buy shares, shown as a % of the offering
  price                                                       4.00%/1/     None
 ------------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of the
  offering price or sale price, whichever is less                 None 5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor Investor
  Portfolio's assets)                        A Shares B Shares
  Management Fees                                .45%     .45%
 -------------------------------------------------------------
  Distribution (12b-1) and Service Fees          .30%    1.00%
 -------------------------------------------------------------
  Other Expenses                              .34%/3/  .34%/3/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.09%/3/ 1.79%/3/
--------------------------------------------------------------

 /1/ Reduced sales charges may be available. See "Distribution
     Arrangements/Sales Charges" below.
 /2/ This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .24% and .99%, respectively, for Investor A Shares and .24% and 1.69%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

Risk/Return Summary                       U.S. Government Securities Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $507 $733  $  977 $1,676
 ------------------------------------------------------------------------------
  Investor B Shares                                    $682 $863  $1,170 $1,752
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $182 $563  $  970 $1,752
-------------------------------------------------------------------------------

Risk/Return Summary                       Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Investment grade debt securities are those of medium credit quality or better as determined by a national rating agency, such as Standard & Poor's Ratings Group (debt securities rated in the four highest rating categories, i.e. BBB or higher) and Moody's Investors Service, Inc. (debt securities rated in the four highest rating categories, i.e. Baa or higher). The higher the credit rating, the less likely it is that the issuer of the securities will default on its principal and interest payments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt securities in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Portfolio with each maturity "weighted" according to the percentage of assets it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the United States, by states or political subdivisions of the United States, or by foreign governments or political subdivisions. The Portfolio also invests in obligations issued or guaranteed by U.S. or foreign governments, their agencies and instrumentalities and in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs.

The Portfolio may only purchase investment grade debt obligations. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten years.

Risk/Return Summary                      Intermediate Corporate Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

David A. Bethke is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Bethke, Senior Associate, has been with FIRMCO and its affiliates since 1987 and has eight years of prior investment experience. He has managed the Portfolio since it commenced operations in 1997.
--------------------------------------------------------------------------------

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                    Intermediate Corporate Bond Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. corporate bonds.
--------------------------------------------------------------------------------
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                [GRAPH]
                             1998     8.79%
                             1999    -2.56%

 The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

     Best quarter:   5.25% for the quarter ending September 30, 1998
     Worst quarter:  -1.49% for the quarter ending June 30, 1999

    ---------------------------------------------------------------------------

             Average Annual Total Returns
             for the periods ended December 31, 1999
            -------------------------------------------------------------------

                                                              Since
                                                     1 Year Inception
                                    ---------------------------------
  Investor A Shares
  (with 4.00% sales charge)                          -6.47% 3.15%/1/
                                    ---------------------------------
  Lehman Brothers Intermediate
  Corporate Bond Index                                0.16% 5.55%/2/
---------------------------------------------------------------------

 /1/ February 10, 1997.
 /2/ January 31, 1997.

Risk/Return Summary                       Intermediate Corporate Bond Portfolio

The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Intermediate Corporate Bond Portfolio.
      Fees and Expenses

  Shareholder Fees
  (fees you pay directly)                Investor A Shares
  Maximum sales charge (load) to buy
  shares, shown as a % of the offering
  price                                      4.00%/1/
 ---------------------------------------------------------
  Maximum deferred sales charge (load)
  shown as a % of the offering price or
  sale price, whichever is less                  None

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Investor A Shares
  Management Fees                                    .55%
 -------------------------------------------------------------
  Distribution (12b-1) and Service Fees              .30%
 -------------------------------------------------------------
  Other Expenses                                  .34%/2/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses      1.19%/2/
--------------------------------------------------------------


 /1/ Reduced sales charges may be available. See "Distribution
     Arrangements/Sales Charges" below.
 /2/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .24% and 1.09%, respectively, for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

Risk/Return Summary                       Intermediate Corporate Bond Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                      1     3     5      10
                     Year Years Years  Years
  Investor A Shares  $516 $763  $1,028 $1,785
---------------------------------------------

Risk/Return Summary                                   Bond Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index. Lehman Brothers, Inc. does not endorse any securities in the Lehman Brothers Aggregate Bond Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index, which is referred to in this prospectus as the "Lehman Aggregate."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the Portfolio cannot invest in all of them. Instead, the Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total assets in securities listed in the Lehman Aggregate.

The Portfolio's average weighted maturity will vary from time to time depending on the maturity of the securities in the Lehman Aggregate. Under normal conditions, however, the Adviser does not expect the Portfolio's average weighted maturity to exceed nine years.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the Lehman Aggregate within a .95 correlation coefficient.

Risk/Return Summary                                     Bond Index Portfolio

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

Risk/Return Summary                                         Bond Index Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the Lehman Aggregate. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)

                                 [GRAPH]
                              1998     8.60%
                              1998    -1.81%

 The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

     Best quarter:   4.60% for the quarter ending September 30, 1998
     Worst quarter:  -1.08% for the quarter ending June 30, 1999

    ---------------------------------------------------------------------------

             Average Annual Total Returns
             for the periods ended
             December 31, 1999
            -------------------------------------------------------------------

                             1 Year  Since Inception
                             -----------------------
  Investor A Shares
  (with 4.00% sales charge)  -5.71%     3.52%/1/
                             -----------------------
  Lehman Aggregate           -0.82%     3.82%/2/
----------------------------------------------------

 /1/ February 10, 1997.
 /2/ January 31, 1997.

Risk/Return Summary                                      Bond Index Portfolio

The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Bond Index Portfolio.

      Fees and Expenses

  Shareholder Fees
  (fees you pay directly)                Investor A Shares
  Maximum sales charge (load)
  to buy shares, shown as a % of
  the offering price                         4.00%/1/
 ---------------------------------------------------------
  Maximum deferred sales charge (load)
  shown as a % of the offering price or
  sale price, whichever is less                None

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Investor A Shares
  Management Fees                                  .30%
 -------------------------------------------------------------
  Distribution (12b-1) and Service Fees            .30%
 -------------------------------------------------------------
  Other Expenses                                   .33%/2/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses        .93%/2/
--------------------------------------------------------------

 /1/ Reduced sales charges may be available. See "Distribution
     Arrangements/Sales Charges" below.
 /2/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .83%, respectively, for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

Risk/Return Summary                               Bond Index Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                      1     3     5     10
                     Year Years Years Years
  Investor A Shares  $491 $685  $894  $1,497
--------------------------------------------

Risk/Return Summary                        Government & Corporate Bond Portfolio

--------------------------------------------------------------------------------
Portfolio Manager

George J. Schupp is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Schupp, FIRMCO's Director of Fixed Income Management, has been with FIRMCO and its affiliates since 1983 and has 7 years of prior investment experience. He has managed the Portfolio since February 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital.

Principal Investment Strategies

The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate obligations and U.S. Government obligations. Corporate obligations may include bonds, notes, and debentures. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The Portfolio also invests in mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs. Although the Portfolio invests primarily in the debt obligations of U.S. issuers, it may from time to time invest up to 10% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

The Portfolio may only purchase investment grade debt obligations, which are those rated in one of the four highest rating categories by one or more national rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. Under normal market conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

In making investment decisions, the Adviser considers a number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated changes in interest rates and other economic factors, liquidity and the overall quality of the investment.

The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30 years. The Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

Risk/Return Summary                      Government & Corporate Bond Portfolio

Principal Risk Considerations

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability. In addition, investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Risk/Return Summary                       Government & Corporate Bond Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years, ten years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------
      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                   [GRAPH]

                               1990     6.46%
                               1991    15.23%
                               1992     5.78%
                               1993     9.07%
                               1994    -2.92%
                               1995    16.73%
                               1996     1.83%
                               1997     8.03%
                               1998     8.67%
                               1999    -2.01%

 The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

     Best quarter:   5.60% for the quarter ending June 30, 1995
     Worst quarter:  -2.79% for the quarter ending March 31, 1996

    ---------------------------------------------------------------------------

             Average Annual Total Returns
             for the periods ended December 31, 1999
            -------------------------------------------------------------------

                                                                        Since
                                              1 Year 5 Years 10 Years Inception
                          -----------------------------------------------------
  Investor A Shares
  (with 4.00% sales charge)                   -5.92%  5.61%   6.08%   6.47%/1/
                          -----------------------------------------------------
  Investor B Shares
  (with applicable contingent
  deferred sales charge)                      -7.28%    N/A     N/A   5.05%/1/
                          -----------------------------------------------------
  Lehman Brothers Aggregate
  Bond Index                                  -0.82%  7.73%   7.70%   8.34%/2/
                                                                      7.04%/3/
-------------------------------------------------------------------------------

 /1/ June 15, 1988 for Investor A Shares; March 7, 1995 (date of initial public investment) for Investor B Shares.
 /2/ May 31, 1988.
 /3/ February 28, 1995.

Risk/Return Summary                      Government & Corporate Bond Portfolio

The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Government & Corporate Bond Portfolio.

      Fees and Expenses

                                                         Investor A Investor B
  Shareholder Fees                                         Shares     Shares
  (fees you pay directly)
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 4.00%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                                 .45%       .45%
 -----------------------------------------------------------------
  Distribution (12b-1) and Service Fees           .30%      1.00%
 -----------------------------------------------------------------
  Other Expenses                               .33%/3/    .33%/3/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.08%/3/   1.78%/3/
------------------------------------------------------------------

 /1/ Reduced sales charges may be available. See "Distribution
     Arrangements/Sales Charges" below.
 /2/ This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/ Other Expenses and Total Annual Portfolio Operating Expenses for the
     Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and .98%, respectively, for Investor A Shares and .23% and 1.68%, respectively, for Investor B shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

Risk/Return Summary                      Government & Corporate Bond Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $506 $730  $  972 $1,664
 ------------------------------------------------------------------------------
  Investor B Shares                                    $681 $860  $1,164 $1,741
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $181 $560  $  964 $1,741
-------------------------------------------------------------------------------

Risk/Return Summary                              Additional Information on Risk

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments and short-term debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

Your Account                             Distribution Arrangements/Sales Charges

LOGO FOR YOUR ACCOUNT

Share Classes

Each Portfolio offers Investor A Shares and each Portfolio except the Intermediate Corporate Bond Portfolio and Bond Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

  Types of Charges           Investor A Shares            Investor B Shares
  Sales Charge (Load)        A front-end sales charge is  A contingent deferred sales
                             assessed at the time of      charge (CDSC) is assessed
                             your purchase.               on shares redeemed within
                                                          six years of purchase.
                                                          Investor B Shares
                                                          automatically convert to
                                                          Investor A Shares six years
                                                          after purchase.
-------------------------------------------------------------------------------------
  Distribution (12b-1) and   Subject to annual            Subject to annual
  Service Fees               distribution and             distribution and
                             shareholder servicing fees   shareholder servicing fees
                             of up to 0.30% of a          of up to 1.00% of a
                             Portfolio's average daily    Portfolio's average daily
                             net assets attributable to   net assets attributable to
                             its Investor A Shares.       its Investor B Shares.
-------------------------------------------------------------------------------------

Your Account                             Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Investor A Shares

                              Sales Charge     Sales Charge      Dealers'
                              as a % of the      as a % of      Reallowance
      Amount of               Offering Price  Net Asset Value    as a % of
     Transaction                Per Share       Per Share      Offering Price
  Less than $50,000               4.00%           4.17%            3.75%
 ----------------------------------------------------------------------------
  $50,000 but less than
   $100,000                       3.50%           3.63%            3.25%
 ----------------------------------------------------------------------------
  $100,000 but less than
   $250,000                       3.00%           3.09%            2.75%
 ----------------------------------------------------------------------------
  $250,000 but less than
   $500,000                       2.50%           2.56%            2.25%
 ----------------------------------------------------------------------------
  $500,000 but less than $1
   million                        2.00%           2.04%            1.75%
 ----------------------------------------------------------------------------
  $1 million or more              0.50%           0.50%            0.40%

--------------------------------------------------------------------------------

The Fund's distributor reserves the right to pay the entire sales charges on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

Your Account                           Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Investor B Shares

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Investor B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Fund will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, the Fund will sell the shares that have the lowest CDSC.


  Number of      CDSC as a % of
 Years Since     Dollar Amount
  Purchase   Subject to the Charge
  1 or less           5.0%
     1-2              4.0%
     2-3              3.0%
     3-4              3.0%
     4-5              2.0%
     5-6              1.0%
 More than 6          None
---------------------------------------

Sales Charge Reductions

Investor A Shares

You may reduce the sales charge on Investor A Shares through:

 . Rights of Accumulation. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load, as well as the value of any existing Class A shares of any other fund in the Firstar family of funds, to your next investment in Investor A Shares for purposes of calculating the sales charge.

 . Quantity Discounts. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 26). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

 . Letter of Intent. You can purchase Investor A Shares of any Portfolio of the
  Fund or Class A shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

 . Reinvestment Privilege. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund or in shares of any other fund in the Firstar family of funds within 60 days without paying a sales charge. You must notify the Fund's transfer agent at the time of your reinvestment that you qualify for this privilege.

Your Account                           Distribution Arrangements/Sales Charges

--------------------------------------------------------------------------------
Purchase of Investor A Shares at Net Asset Value
From time to time, the Fund's distributor may offer investors the option to purchase Investor A Shares at net asset value without payment of a front-end sales charge. To qualify, you must pay for the shares with the redemption proceeds from a non-affiliated mutual fund. In addition, you must have paid a front-end sales charge on the shares you redeem. The purchase of Investor A Shares must occur within 30 days of the prior redemption, and you must show evidence of the redemption transaction. At the time of purchase, your broker-dealer or other financial institution must notify the Fund that your transaction qualifies for a purchase at net asset value.

--------------------------------------------------------------------------------

Sales Charge Waivers

Investor A Shares

In addition, there's no sales charge when you buy Investor A Shares if:

 . You buy shares by reinvesting your dividends and capital gains distributions.

 . You're an officer or director of the Fund (or an immediate family member of any such individual).

 . You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Firstar Corporation or the Fund's distributor or any of their affiliates (or an immediate family member of any such individual).

 . You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate family member of any such individual).

 . You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

 . You buy shares with the proceeds of Trust Shares or Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Firstar Bank, N.A. or its affiliates or correspondents within 60 days of receipt of such payment.

 . You buy shares through a payroll deduction program.

 . You're an employee of any sub-adviser to the Fund.

 . You were a holder of a Southwestern Bell VISA card formerly issued by Mercantile Bank of Southern Illinois, N.A. and you participated in the Fund's Automatic Investment Plan.

 . You're exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with Firstar Bank, N.A. or any of its affiliates or correspondents.

 . You're another investment company distributed by the Fund's distributor or its affiliates.

If you think you qualify for any of these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

Your Account                           Distribution Arrangements/Sales Charges

Sales Charge Waivers

Investor B Shares

No CDSC is assessed on redemptions of Investor B Shares if:

 . The shares were purchased with reinvested dividends or capital gains distributions.

 . The shares were purchased through an exchange of Investor B Shares of another
  Portfolio.

 . The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

 . The redemption is in connection with the death or disability of the shareholder.

 . You participate in the Systematic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

 . Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 35).

 . The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Distribution and Service Fees

Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the U.S. Government Securities and Government & Corporate Bond Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

Converting Investor B Shares to Investor A Shares

Six years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

Choosing Between Investor A Shares and Investor B Shares

In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

Your Account                                       Explanation of Sales Price

--------------------------------------------------------------------------------
Business days defined A business day is any day that both the New York Stock Exchange and the Federal Reserve Banks' Fedline System are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------
Shares of each class in a Portfolio are sold at their net asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly referred to as the "public offering price."

The NAV for each class of shares of a Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

 . Each Portfolio's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by FIRMCO under the supervision of the Fund's Board of Directors.

 . If you properly place a purchase order (see "How to Buy Shares" on page 31) that is delivered to the Fund before 3:00 p.m. (Central time) on any business day, the order receives the share price determined for your share class as of 3:00 p.m. (Central time) that day. If the order is received after 3:00 p.m., (Central time) it will receive the price determined on the next business day. You must pay for your shares no later than 3:00 p.m. (Central time) three business days after placing the order, or the order will be cancelled.

Your Account                                               How to Buy Shares

Investing in the Mercantile Taxable Bond Portfolios is quick and convenient. You can purchase Investor A Shares or Investor B Shares in any of the following ways:

                                                     To Open       To Add to
                       Minimum Investments         Your Account  Your Account
                       Regular accounts               $1,000          $50
                       ------------------------------------------------------
                       Sweep program through your
                       financial institution           None          None
                       ------------------------------------------------------
                       Wrap fee program through
                       your financial institution      None          None
                       ------------------------------------------------------
                       Payroll Deduction Program*      None           $25
                       ------------------------------------------------------
                       ConvertiFund*                  $5,000    $1,000 minimum
                                                                account balance
                       ------------------------------------------------------
                       Periodic Investment Plan*       $50            $50
                       ------------------------------------------------------
                       *See Investor Programs below.

 . Through a broker-dealer organization.
  You can purchase shares through any broker-dealer organization that has a sales agreement with the Fund's distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund.

 . Through a financial organization. You can purchase shares through any financial organization that has entered into a servicing agreement with the Fund. The financial organization is responsible for sending your purchase order to the Fund.

 . Directly from the Fund by mail. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
  Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O.
  Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

Your Account                                                  How to Sell Shares

--------------------------------------------------------------------------------
Selling recently purchased shares
If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares via electronic transfer to avoid delays.
--------------------------------------------------------------------------------


You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming" your shares. You can redeem your shares in the following ways:

 . Through a broker-dealer or other financial organization. If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

 . By mail. Send your written redemption request to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202).Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number, your social security or tax identification number and the signature of each registered owner of the account. Your request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact your broker-dealer or other financial organization or the Fund for more information on signature guarantees.

 . By telephone. You may redeem your shares by telephone if you have selected that option on your account application and if there has been no change of address by telephone within the preceding 15 days. Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you may add this feature by providing written instructions to the Fund's transfer agent. If you have difficulty getting through to the Fund because of unusual market conditions, consider selling your shares by mail.

You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order (see above). The proceeds of the sale of Investor B Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

Your Account                                          Investor Programs

It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

Periodic Investment Plan

You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Periodic Investment Plan (PIP). Under the PIP (which was formerly known as the Automatic Investment Program), you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the day of the month designated by you (or the next business day after the designated day) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the PIP, complete the PIP authorization form included with your account application or contact your broker-dealer or other financial organization.

PIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

Exchanges

The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances described in the SAI, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

Your Account                                            Investor Programs

ConvertiFund

This program (which was formerly known as the Automatic Exchange Program) lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, ConvertiFund enables you to take advantage of dollar cost averaging. (See "Periodic Investment Plan" above.)

To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to ConvertiFund or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

Systematic Withdrawal Plan

If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Systematic Withdrawal Plan (SWP). With the SWP (which was formerly known as the Automatic Withdrawal Plan), you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the day designated by you (or the next business day after the designated day) of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the SWP that don't annually exceed 12% of your account's value.

To participate in the SWP, complete the SWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the SWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

Payroll Deduction Program

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

Internet Transactions

You generally can request purchases, exchanges and redemptions of Investor A Shares and Investor B Shares of the Portfolios on-line via the Internet after an account is opened. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call the Fund's transfer agent at 1-800-452-2724.

The Fund and its agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Fund on-line. If this happens, you may initiate transactions in your share accounts by mail or otherwise as described above.

Your Account                                      General Transaction Policies

The Fund reserves the right to:

 . Vary or waive any minimum investment requirement.

 . Refuse any order to buy shares.

 . Reject any exchange request.

 . Change or cancel the procedures for selling or exchanging shares by telephone at any time.

 . Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

 . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

 . Modify or terminate the Periodic Investment Plan, ConvertiFund and Systematic
  Withdrawal Plan programs at any time.

 . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

 . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

Also, your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

Distributions and Taxes

Dividends and Distributions

The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

Dividends are declared daily and paid monthly. Shares of the Portfolios earn dividends from the day after the Fund's transfer agent receives a purchase order through the day the transfer agent receives a redemption order for those shares. Capital gains, if any, are distributed for all of the Portfolios at least once a year. It's expected that each Portfolio's annual distributions will normally--but not always--consist primarily of ordinary income rather than capital gains.

Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------

Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . Each Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Portfolio distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

 . If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

 . You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received with respect to the shares.

 . Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

 . Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state and localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund

The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

                        Investment advisory fees
      Portfolio            as a % of net assets
                        -------------------------
U.S. Government
 Securities Portfolio                  .45%
                        -------------------------
Intermediate Corporate
 Bond Portfolio                        .55%
                        -------------------------
Bond Index Portfolio                   .30%
                        -------------------------
Government & Corporate
 Bond Portfolio                        .45%
-------------------------------------------------

Financial Highlights

Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects the financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Financial Highlights                        U.S. Government Securities Portfolio

                                            Investor A Shares
                                         (For a Share outstanding
                                         throughout each period)
                                         Year Ended November 30,
                                     1999    1998    1997    1996    1995
  Net Asset Value, Beginning of
   Period                           $10.74  $10.62  $10.67  $10.85  $10.05
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income              0.54    0.57    0.60    0.62    0.64
   Net realized and unrealized
    gains (losses) from
    investments                      (0.40)   0.12   (0.07)  (0.15)   0.80
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        0.14    0.69    0.53    0.47    1.44
 ------------------------------------------------------------------------------
  Distributions
   Net investment income             (0.54)  (0.57)  (0.58)  (0.62)  (0.64)
   In excess of net realized gains     --      --      --    (0.03)    --
 ------------------------------------------------------------------------------
   Total Distributions               (0.54)  (0.57)  (0.58)  (0.65)  (0.64)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period    $10.34  $10.74  $10.62  $10.67  $10.85
 ------------------------------------------------------------------------------
   Total Return (excludes sales
    charge)                           1.37%   6.66%   5.20%   4.57%  14.66%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                           $4,620  $4,664  $5,181  $7,153  $8,179
   Ratio of expenses to average
    net assets                        0.98%   0.97%   0.97%   0.97%   0.97%
   Ratio of net investment income
    to average net assets             5.15%   5.35%   5.56%   5.82%   6.05%
   Ratio of expenses to average
    net assets*                       1.09%   1.07%   1.07%   1.07%   1.07%
   Portfolio turnover**              26.17%  54.57% 100.33%  53.76%  93.76%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                        U.S. Government Securities Portfolio

                                     Investor B Shares
                            (For a Share outstanding throughout
                                       each period)
                                  Year Ended November 30,
                                                                 March
                                                                  1,
                                                                1995 to
                                                                 Nov.
                                                                  30,
                             1999      1998      1997    1996   1995(a)
  Net Asset Value,
   Beginning of Period      $10.74    $10.61    $10.66  $10.84  $10.34
 -------------------------------------------------------------------------
  Investment Activities
   Net investment income      0.47(d)   0.50(d)   0.51    0.55    0.31
   Net realized and
    unrealized gains
    (losses) from
    investments              (0.38)     0.13     (0.05)  (0.15)   0.50
 -------------------------------------------------------------------------
   Total from Investment
    Activities                0.09      0.63      0.46    0.40    0.81
 -------------------------------------------------------------------------
  Distributions
   Net investment income     (0.47)    (0.50)    (0.51)  (0.55)  (0.31)
   In excess of net
    realized gains             --        --        --    (0.03)    --
 -------------------------------------------------------------------------
   Total Distributions       (0.47)    (0.50)    (0.51)  (0.58)  (0.31)
 -------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $10.36    $10.74    $10.61  $10.66  $10.84
 -------------------------------------------------------------------------
   Total Return (excludes
    redemption charge)        0.86%     6.02%     4.47%   3.85%  12.85%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $  282    $  149    $  466  $  359  $   41
   Ratio of expenses to
    average net assets        1.68%     1.67%     1.67%   1.66%   1.68%(c)
   Ratio of net investment
    income to average net
    assets                    4.47%     4.67%     4.84%   5.06%   5.37%(c)
   Ratio of expenses to
    average net assets*       1.79%     1.77%     1.77%   1.76%   1.78%(c)
   Portfolio turnover**      26.17%    54.57%   100.33%  53.76%  93.76%
--------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 to November 30, 1995.
  (c) Annualized.
  (d) Per share net investment income has been calculated using the daily average share method.

Financial Highlights                    Intermediate Corporate Bond Portfolio

                                                  Investor A Shares
                                               (For a Share outstanding
                                               throughout each period)
                                           Year Ended       February 10, 1997
                                          November 30,              to
                                           1999     1998   November 30, 1997(a)
  Net Asset Value, Beginning of Period    $10.30   $10.11         $10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                    0.57     0.60           0.52
   Net realized and unrealized gains
    (losses) from investments              (0.74)    0.30           0.11
 ------------------------------------------------------------------------------
   Total from Investment Activities        (0.17)    0.90           0.63
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                   (0.57)   (0.60)         (0.52)
   Net realized gains                        --     (0.11)           --
   In excess of net realized gains         (0.01)     --             --
 ------------------------------------------------------------------------------
   Total Distributions                     (0.58)   (0.71)         (0.52)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period          $ 9.55   $10.30         $10.11
 ------------------------------------------------------------------------------
   Total Return (excludes sales charge)    (1.65)%   9.32%          6.48%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)      $  436   $  284         $  277
   Ratio of expenses to average net
    assets                                  1.09%    0.89%          0.58%(c)
   Ratio of net investment income to
    average net assets                      5.78%    5.92%          6.52%(c)
   Ratio of expenses to average net
    assets*                                 1.19%    1.19%          1.31%(c)
   Portfolio turnover**                    25.71%    9.65%         61.98%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Financial Highlights                                     Bond Index Portfolio

                                            Investor A Shares
                            (For a Share outstanding throughout each period)
                                                                     February 10, 1997
                            Year Ended November 30,                         to
                               1999               1998             November 30, 1997(a)
  Net Asset Value,
   Beginning of Period      $          10.45   $          10.17         $          10.00
 -------------------------------------------------------------------------------------------
  Investment Activities
   Net investment income                0.56               0.61                     0.50
   Net realized and
    unrealized gains
    (losses) from
    investments                        (0.65)              0.31                     0.17
 -------------------------------------------------------------------------------------------
   Total from Investment
    Activities                         (0.09)              0.92                     0.67
 -------------------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.57)             (0.61)                   (0.50)
   Net realized gains                  (0.04)             (0.03)                     --
   In excess of net
    realized gains                     (0.01)               --                       --
 -------------------------------------------------------------------------------------------
   Total Distributions                 (0.62)             (0.64)                   (0.50)
 -------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $           9.74   $          10.45         $          10.17
 -------------------------------------------------------------------------------------------
   Total Return (excludes
    sales charge)                      (0.90)%             9.36%                    6.93%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $          1,074   $            364         $             55
   Ratio of expenses to
    average net assets                  0.83%              0.77%                    0.54%(c)
   Ratio of net investment
    income to average net
    assets                              5.65%              5.81%                    6.71%(c)
   Ratio of expenses to
    average net assets*                 0.93%              0.93%                    0.95%(c)
   Portfolio turnover**                21.88%             33.37%                   46.16%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b)  Not annualized.
  (c)  Annualized.

Financial Highlights                     Government & Corporate Bond Portfolio

                                            Investor A Shares
                            (For a Share outstanding throughout each period)
                                         Year Ended November 30,
                              1999        1998       1997       1996       1995
  Net Asset Value,
   Beginning of Period      $   10.72   $   10.35  $   10.34  $   10.53  $    9.64
 ----------------------------------------------------------------------------------
  Investment Activities
   Net investment income         0.57        0.57       0.56       0.64       0.61
   Net realized and
    unrealized gains
    (losses) from
    investments                 (0.69)       0.37       0.01      (0.19)      0.89
 ----------------------------------------------------------------------------------
   Total from Investment
    Activities                  (0.12)       0.94       0.57       0.45       1.50
 ----------------------------------------------------------------------------------
  Distributions
   Net investment income        (0.56)      (0.57)     (0.56)     (0.64)     (0.61)
   Net realized gains           (0.13)        --         --         --         --
   In excess of net
    realized gains              (0.07)        --         --         --         --
 ----------------------------------------------------------------------------------
   Total Distributions          (0.76)      (0.57)     (0.56)     (0.64)     (0.61)
 ----------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $    9.84   $   10.72  $   10.35  $   10.34  $   10.53
 ----------------------------------------------------------------------------------
   Total Return (excludes
    sales charge)               (1.13)%      9.31%      5.78%      4.51%     15.98%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $   3,878   $   4,927  $   4,774  $   4,915  $   5,496
   Ratio of expenses to
    average net assets           0.97%       0.96%      0.95%      0.95%      0.95%
   Ratio of net investment
    income to average net
    assets                       5.54%       5.41%      5.46%      6.06%      6.03%
   Ratio of expenses to
    average net assets*          1.08%       1.06%      1.05%      1.05%      1.05%
   Portfolio turnover**         38.29%      91.14%    140.72%    149.20%     59.32%
--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

Financial Highlights                       Government & Corporate Bond Portfolio

                                           Investor B Shares
                                (For a Share outstanding throughout each
                                                period)
                                                               March 1, 1995 to
                                Year Ended November 30,          November 30,
                               1999     1998    1997    1996       1995(a)
  Net Asset Value, Beginning
   of Period                  $10.75   $10.37  $10.34  $10.53       $ 9.92
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income        0.49     0.50    0.49    0.57         0.38
   Net realized and
    unrealized gains
    (losses)
    from investments           (0.69)    0.38    0.03   (0.19)        0.61
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                 (0.20)    0.88    0.52    0.38         0.99
 ------------------------------------------------------------------------------
  Distributions
   Net investment income       (0.49)   (0.50)  (0.49)  (0.57)       (0.38)
   Net realized gains          (0.13)     --      --      --           --
   In excess of net realized
    gains                      (0.07)     --      --      --           --
 ------------------------------------------------------------------------------
   Total Distributions         (0.69)   (0.50)  (0.49)  (0.57)       (0.38)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                     $ 9.86   $10.75  $10.37  $10.34       $10.53
 ------------------------------------------------------------------------------
   Total Return (excludes
    redemption charge)         (1.90)%   8.65%   5.26%   3.79%       15.27%(b)
  Ratios/Supplementary Data:
   Net Assets at end of
    period (000)              $  712   $  662  $  545  $  511       $  106
   Ratio of expenses to
    average net assets          1.67%    1.66%   1.65%   1.65%        1.65%(c)
   Ratio of net investment
    income to average
    net assets                  4.85%    4.70%   4.84%   5.37%        5.19%(c)
   Ratio of expenses to
    average net assets*         1.78%    1.76%   1.75%   1.75%        1.75%(c)
   Portfolio turnover**        38.29%   91.14% 140.72% 149.20%       59.32%
--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ** Portfolio is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
 (a)  Period from commencement of operations.
 (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 to November 30, 1995.
 (c)  Annualized.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567

Form #MFINVTBP-00

                                         MERCANTILE MUTUAL FUNDS
                                         INVESTOR SHARES

                                         Prospectus
                                         March 31, 2000
[PHOTO]
                                         TAX-EXEMPT BOND PORTFOLIOS
                                         Short-Intermediate Municipal Portfolio
                                         Missouri Tax-Exempt Bond Portfolio
                                         National Municipal Bond Portfolio

As with all mutual funds,the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
--------------------------------------------------------------
                    3  Overview

[GRAPHIC]          Risk/Return Summary
--------------------------------------------------------------
                    4  Short-Intermediate Municipal Portfolio
                    9  Missouri Tax-Exempt Bond Portfolio
                   14  National Municipal Bond Portfolio
                   19  Additional Information on Risk

[GRAPHIC]          Your Account
--------------------------------------------------------------
                   20  Distribution Arrangements/Sales Charges
                   25  Explanation of Sales Price
                   26  How to Buy Shares
                   27  How to Sell Shares
                   28  Investor Programs
                   30  General Transaction Policies

[GRAPHIC]          Distributions and Taxes
--------------------------------------------------------------
                   31  Dividends and Distributions
                   32  Taxation

[GRAPHIC]          Management of the Fund
--------------------------------------------------------------
                   34  The Adviser

[GRAPHIC]          Financial Highlights
--------------------------------------------------------------
                   35  Introduction
                   36  Short-Intermediate Municipal Portfolio
                   37  Missouri Tax-Exempt Bond Portfolio
                   39  National Municipal Bond Portfolio

 Introduction                                                       Overview

                 This prospectus describes the Mercantile Tax-Exempt Bond Portfolios, three investment portfolios offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

Who May Want     The Mercantile Tax-Exempt Bond Portfolios may be appropriate
to Invest in     for investors who are looking for income that is exempt from
the              federal income tax and who can accept fluctuations in price
Mercantile       and yield. The Missouri Tax-Exempt Bond Portfolio is best
Tax-Exempt       suited to Missouri residents who are also looking for income
Bond             that is exempt from Missouri state income tax. The Portfolios
Portfolios?      are not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.

                 Before investing in a Mercantile Tax-Exempt Bond Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.


The Investment   Firstar Investment Research & Management Company, LLC, which
Adviser          is referred to in this prospectus as "FIRMCO" or the
                 "Adviser," serves as the investment adviser to each Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Portfolios.

[GRAPHIC]   Risk/Return Summary      Short-Intermediate Municipal Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average weighted maturity gives you the average time until all debt obligations, including municipal securities, in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt obligations held by a Portfolio with each maturity "weighted" according to the percentage of assets which it represents.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio's average weighted maturity will generally be between two and five years.

 Risk/Return Summary                Short-Intermediate Municipal Portfolio

--------------------------------------------------------------------------------

Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its affiliates since 1993 and has managed of the Portfolio since it commenced operations in 1995.
--------------------------------------------------------------------------------
Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may also suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index - 3 Year is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of three years or less.
--------------------------------------------------------------------------------

      Short-Intermediate Municipal Portfolio

      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                 [GRAPH]

                             1996      3.51%
                             1997      4.96%
                             1998      4.65%
                             1999     -0.22%

The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:   2.32% for the quarter
                       ending September 30, 1998
       Worst quarter:  -1.21% for the quarter
                       ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                           Since
                                                 1 Year  Inception
                                  --------------------------------
  Investor A Shares (with 4.00% sales charge)    -4.22%  2.12%/1/
                                  --------------------------------
  Lehman Brothers Municipal Bond Index - 3 Year   1.96%  4.28%/2/
------------------------------------------------------------------

 /1/ December 5, 1995 (date of initial public investment).

 /2/ November 30, 1995.

 Risk/Return Summary                 Short-Intermediate Municipal Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Short-Intermediate Municipal Portfolio.
      Fees and Expenses

  Shareholder Fees           Investor A Shares
  (fees you pay directly)
  Maximum sales charge
  (load) to buy
  shares, shown as a % of
  the offering price              4.00%/1/
 ---------------------------------------------
  Maximum deferred sales
  charge (load)
  shown as a % of
  the offering price or sale
  price, whichever is less            None

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Investor A Shares
  Management Fees                                   .55%
 -------------------------------------------------------------
  Distribution (12b-1) and
   Service Fees                                  .30%/2/
 -------------------------------------------------------------
  Other Expenses                                 .34%/2/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses     1.19%/2/
--------------------------------------------------------------

 /1/ Reduced sales charges may be available. See "Distribution
 Arrangements/Sales Charges" below.

 /2/ Distribution (12b-1) and Service Fees, Other Expenses and Total Annual Portfolio Operating Expenses for the Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Distribution (12b-1) and Service Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .25%, .24% and 1.04%, respectively for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                 Short-Intermediate Municipal Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Example

                      1     3     5      10
                     year years years  years
  Investor A Shares  $516 $763  $1,028 $1,785
---------------------------------------------

Risk/Return Summary              Missouri Tax-Exempt Bond Portfolio

--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Average weighted maturity gives you the average time until all debt obligations, including municipal securities, in a Portfolio come due or mature. It is calculated by averaging the time to maturity of all debt obligations held by a Portfolio with each maturity "weighted" according to the percentage of assets which it represents.
--------------------------------------------------------------------------------

Investment Objective

The Portfolio's investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, and at least 65% of its total assets in Missouri municipal securities, which are securities issued by the State of Missouri and other government issuers and that pay interest which is exempt from both federal income tax and Missouri state income tax.

Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from one to 30

 Risk/Return Summary                     Missouri Tax-Exempt Bond Portfolio


--------------------------------------------------------------------------------

Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since that time.
--------------------------------------------------------------------------------

years. The Portfolio's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may also suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Portfolio is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a diversified portfolio that holds more investments.

Because the Portfolio invests primarily in Missouri municipal securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect Missouri. Missouri's economy is largely comprised of services, manufacturing (primarily defense, transportation and other durable goods), wholesale and retail trade, and state and local government. The exposure to these industries leaves Missouri vulnerable to an economic slowdown associated with the business cycles of such industries. Because defense-related business plays an important role in Missouri's economy, declining defense appropriations and federal downsizing also may continue to have an adverse impact on the State. From time to time, Missouri and its political subdivisions have encountered financial difficulties.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds.
--------------------------------------------------------------------------------


      Missouri Tax-Exempt Bond Portfolio

      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                 [GRAPH]

                             1991     11.52%
                             1992      8.75%
                             1993     11.63%
                             1994     -5.78%
                             1995     16.98%
                             1996      2.90%
                             1997      8.08%
                             1998      5.11%
                             1999     -3.08%

The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:   7.53% for the quarter
                       ending March 31, 1995
       Worst quarter:  -5.61% for the quarter
                       ending March 31, 1994

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years Inception
                                -----------------------------------------------
  Investor A Shares (with 4.00% sales charge)         -6.92%  4.93%    5.76%/1/
                                -----------------------------------------------
  Investor B Shares (with applicable contingent
  deferred sales charge)                              -8.47%    N/A    3.60%/1/
                                -----------------------------------------------
  Lehman Brothers Municipal Bond Index                 2.06%  6.91%    5.91%/2/
                                                                       7.14%/3/
-------------------------------------------------------------------------------

 + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares and Investor B Shares. Total returns for periods prior to October 2, 1995 reflect the performance of Investor A and Investor B Shares of the Predecessor Portfolio.

 /1/ September 28, 1990 for Investor A Shares; March 7, 1995 (date of initial public investment) for Investor B Shares.

 /2/ September 30, 1990.

 /3/ February 28, 1995.

 Risk/Return Summary                     Missouri Tax-Exempt Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Missouri Tax-Exempt Bond Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 4.00%/1/       None
------------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A  Investor B
  Portfolio's assets)                          Shares      Shares
  Management Fees                                .45%        .45%
 -------------------------------------------------------------------
  Distribution (12b-1) and Service Fees          .30%/3/    1.00%
 -------------------------------------------------------------------
  Other Expenses                                 .32%/3/     .32%/3/
 -------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses     1.07%/3/    1.77%/3/
--------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.

 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.

 /3/Distribution (12b-1) and Service Fees for the Portfolio's Investor A Shares and Other Expenses and Total Annual Portfolio Operating Expenses for the Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Distribution (12b-1) and Service Fees, after taking these fee waivers and expense reimbursements into account, are expected to be .20% for Investor A Shares, and Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .22% and .87%, respectively for Investor A Shares and .22% and 1.67%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                    Missouri Tax-Exempt Bond Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                   1     3     5      10
                                  Year Years Years  Years
  Investor A Shares               $505 $727  $  967 $1,653
----------------------------------------------------------
  Investor B Shares               $680 $857  $1,159 $1,730
  If you hold
  Investor B
  Shares, you
  would pay the
  following
  expenses if you
  did not sell
  your shares:                    $180 $557  $  959 $1,730


--------------------------------------------------------------------------------

[GRAPHIC]   Risk/Return Summary           National Municipal Bond Portfolio


--------------------------------------------------------------------------------
What Are Municipal Securities?

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax. Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above. Under normal conditions, the Portfolio's investments in private activity bonds, together with any investments in taxable obligations, will not exceed 20% of its total assets.

In selecting municipal securities for the Portfolio, the Adviser favors those sectors of the municipal market that offer the most favorable returns. The Adviser emphasizes municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or are unrated securities determined by the Adviser to be of comparable quality. Short-term municipal securities purchased by the Portfolio, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded to below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates. The Portfolio's average weighted maturity generally will be longer (10 years or less) than that for the Short-Intermediate Municipal Portfolio.

 Risk/Return Summary                     National Municipal Bond Portfolio

--------------------------------------------------------------------------------

Portfolio Manager

Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since it commenced operations in 1996.
--------------------------------------------------------------------------------
Principal Risk Considerations

The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may also suffer from the inability to invest in higher-yielding securities.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                      National Municipal Bond Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Lehman Brothers Municipal Bond Index--10 Year is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 10 years or less.
--------------------------------------------------------------------------------

      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                   [CHART]

                  1997            1998              1999
                  ----            ----              ----
                  9.94%           5.94%            -4.33%

 The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:   3.72% for the quarter
                       ending September 30, 1997
       Worst quarter:  -2.76% for the quarter
                       ending June 30, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                                               Since
                                                      1 Year Inception
                                        -------------------------------
  Investor A Shares (with 4.00% sales charge)         -8.12%   2.31%/1/
                                        -------------------------------
  Investor B Shares   (with applicable contingent deferred
  sales charge)                                       -9.95%   1.94%/1/
                                        -------------------------------
  Lehman Brothers Municipal Bond Index - 10 Year      -1.25%   4.53%/2/
-----------------------------------------------------------------------

 /1/November 18, 1996.

 /2/November 30, 1996.

 Risk/Return Summary                     National Municipal Bond Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the National Municipal Bond Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 4.00%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A  Investor B
  Portfolio's assets)                          Shares      Shares
  Management Fees                                .55%        .55%
 -------------------------------------------------------------------
  Distribution (12b-1) and Service Fees       .30%/3/       1.00%
 -------------------------------------------------------------------
  Other Expenses                              .31%/3/     .31%/3/
 -------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.16%/3/    1.86%/3/
--------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.

 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.

 /3/Distribution (12b-1) and Service Fees for the Portfolio's Investor A Shares and Other Expenses and Total Annual Portfolio Operating Expenses for the Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Distribution (12b-1) and Service Fees, after taking these fee waivers and expense reimbursements into account, are expected to be .20% for Investor A Shares, and Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .21% and .96%, respectively, for Investor A Shares and .21% and 1.76%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                     National Municipal Bond Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Example

                                                        1     3     5      10
                                                       year years years  years
  Investor A Shares                                    $513 $754  $1,013 $1,753
 ------------------------------------------------------------------------------
  Investor B Shares                                    $689 $885  $1,206 $1,829
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $189 $585  $1,006 $1,829
-------------------------------------------------------------------------------

[GRAPHIC]  Risk/Return Summary                   Additional Information on Risk


The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable obligations, including money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

[GRAPHIC]   Your Account                Distribution Arrangements/Sales Charges


Share Classes

Each Portfolio offers Investor A Shares and each Portfolio except the Short-Intermediate Municipal Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

  Types of Charges       Investor A Shares        Investor B Shares
  Sales Charge (Load)    A front-end sales charge A contingent deferred sales
                         is assessed at the time  charge (CDSC) is assessed on
                         of your purchase.        shares redeemed within six
                                                  years of purchase. Investor B
                                                  Shares automatically convert
                                                  to Investor A Shares six years
                                                  after purchase.
--------------------------------------------------------------------------------
  Distribution (12b-1)   Subject to annual        Subject to annual distribution
  and Service Fees       distribution and         and shareholder servicing fees
                         shareholder servicing    of up to 1.00% of a
                         fees of up to 0.30% of a Portfolio's average daily net
                         Portfolio's average      assets attributable to its
                         daily net assets         Investor B Shares.
                         attributable to its
                         Investor A Shares.

 Your Account                       Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Investor A Shares


                                                   Sales Charge
                                    Sales Charge    as a % of       Dealers'
                                   as a % of the    Net Asset     Reallowance
       Amount of                   Offering Price   Value Per      as a % of
      Transaction                    Per Share        Share      Offering Price
-------------------------------------------------------------------------------
Less than $50,000                      4.00%          4.17%          3.75%
-------------------------------------------------------------------------------
$50,000 but less than $100,000         3.50%          3.63%          3.25%
-------------------------------------------------------------------------------
$100,000 but less than $250,000        3.00%          3.09%          2.75%
-------------------------------------------------------------------------------
$250,000 but less than $500,000        2.50%          2.56%          2.25%
-------------------------------------------------------------------------------
$500,000 but less than $1 million      2.00%          2.04%          1.75%
-------------------------------------------------------------------------------
$1 million or more                     0.50%          0.50%          0.40%

--------------------------------------------------------------------------------

The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

 Your Account                       Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Investor B Shares

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Investor B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Fund will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, the Fund will sell the shares that have the lowest CDSC.



      Years                                                   CDSC as a % of
      Since                                                    Dollar Amount
    Purchase                                                 Subject to Charge
       0-1                                                         5.0%
       1-2                                                         4.0%
       2-3                                                         3.0%
       3-4                                                         3.0%
       4-5                                                         2.0%
       5-6                                                         1.0%
   more than 6                                                     None

---------------------------

Sales Charge Reductions
Investor A Shares

You may reduce the sales charge on Investor A Shares through:

 . Rights of Accumulation. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load, as well as the value of any existing Class A shares of any other fund in the Firstar family of funds, to your next investment in Investor A Shares for purposes of calculating the sales charge.

 . Quantity Discounts. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 21). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

 . Letter of Intent. You can purchase Investor A Shares of any Portfolio of the
  Fund or Class A shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

 . Reinvestment Privilege. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund or in shares of any other fund in the Firstar Family of funds within 60 days without paying a sales charge. You must notify the Fund's transfer agent at the time of your reinvestment that you qualify for this privilege.

 Your Account                           Distribution Arrangements/Sales Charges




--------------------------------------------------------------------------------
Purchase of Investor A Shares at Net Asset Value

From time to time, the Fund's distributor may offer investors the option to purchase Investor A Shares at net asset value without payment of a front-end sales charge. To qualify, you must pay for the shares with the redemption proceeds from a non-affiliated mutual fund. In addition, you must have paid a front-end sales charge on the shares you redeem. The purchase of Investor AShares must occur within 30 days of the prior redemption, and you must show evidence of the redemption transaction. At the time of purchase, your broker-dealer or other financial institution must notify the Fund that your transaction qualifies for a purchase at net asset value.
--------------------------------------------------------------------------------

Sales Charge Waivers
Investor A Shares

In addition, there's no sales charge when you buy Investor A Shares if:

 . You buy shares by reinvesting your dividends and capital gains distributions.

 . You're an officer or director of the Fund (or an immediate family member of any such individual).

 . You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Firstar Corporation or the Fund's distributor or any of their affiliates (or an immediate family member of any such individual).

 . You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate family member of any such individual).

 . You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

 . You buy shares with the proceeds of Trust Shares or Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Firstar Bank, N.A. or its affiliates or correspondents within 60 days of receipt of such payment.

 . You buy shares through a payroll deduction program.

 . You're an employee of any sub-adviser to the Fund.

 . You were a holder of a Southwestern Bell VISA card formerly issued by Mercantile Bank of Southern Illinois, N.A. and you participated in the Fund's Automatic Investment Plan.

 . You're exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with Firstar Bank, N.A. or any of its affiliates or correspondents.

 . You're another investment company distributed by the Fund's distributor or its affiliates.

If you think you qualify for any these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

 Your Account                       Distribution Arrangements/Sales Charges


Sales Charge Waivers
Investor B Shares

No CDSC is assessed on redemptions of Investor B Shares if:

 . The shares were purchased with reinvested dividends or capital gains distributions.

 . The shares were purchased through an exchange of Investor B Shares of another
  Portfolio.

 . The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

 . The redemption is in connection with the death or disability of the shareholder.

 . You participate in the Systematic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

 . Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 30).

 . The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Distribution and Service Fees

Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

Converting Investor B Shares to Investor A Shares

Six years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

Choosing Between Investor A Shares and Investor B Shares

In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

 Your Account                                       Explanation of Sales Price


--------------------------------------------------------------------------------
Business days defined

A business day is any day that both the New York Stock Exchange and the Federal Reserve Banks' Fedline System are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

--------------------------------------------------------------------------------

Shares of each class in a Portfolio are sold at their net asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly referred to as the "public offering price."

The NAV for each class of shares of a Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

 . Each Portfolio's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by FIRMCO under the supervision of the Fund's Board of Directors.

 . If you properly place a purchase order (see "How to Buy Shares" on page 26) that is delivered to the Fund before 3:00 p.m. (Central time) on any business day, the order receives the share price determined for your share class as of 3:00 p.m. (Central time) that day. If the order is received after 3:00 p.m. (Central time), it will receive the price determined on the next business day. You must pay for your shares no later than 3:00 p.m. (Central time) three business days after placing the order, or the order will be cancelled.

 Your Account                                                 How to Buy Shares

Investing in the Mercantile Tax-Exempt Bond Portfolios is quick and convenient. You can purchase Investor A Shares or Investor B Shares in any of the following ways:

 . Through a broker-dealer organization. You can purchase shares through any broker-dealer organization that has a sales agreement with the Fund's distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund.

 . Through a financial organization. You can purchase shares through any financial organization that has entered into a servicing agreement with the Fund. The financial organization is responsible for sending your purchase order to the Fund.


    Minimum         To Open       To Add to
  Investments     Your Account  Your Account
Regular accounts     $1,000          $50
----------------------------------------------
Sweep program
 through your
 financial
 institution          None          None
----------------------------------------------
Wrap fee program
 through your
 financial
 institution          None          None
----------------------------------------------
Payroll
 Deduction
 Program*             None           $25
----------------------------------------------
ConvertiFund*        $5,000    $1,000 minimum
                               account balance
----------------------------------------------
Periodic
 Investment
 Plan*                $50            $50

--------------------------------------------------------------------------------

 * See Investor Programs below.

 . Directly from the Fund by mail. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
  Mercantile Mutual Funds, Inc. c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

 Your Account                                              How to Sell Shares



--------------------------------------------------------------------------------
Selling recently purchased shares

If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares via electronic transfer to avoid delays.
--------------------------------------------------------------------------------



You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming" your shares. You can redeem your shares in the following ways:

Through a broker-dealer or other financial organization

If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

By mail

Send your written redemption request to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number, your social security or tax identification number and the signature of each registered owner of the account. Your request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact your broker-dealer or other financial organization or the Fund for more information on signature guarantees.

By telephone

You may redeem your shares by telephone if you have selected that option on your account application and if there has been no change of address by telephone within the preceding 15 days. Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you may add this feature by providing written instructions to the Fund's transfer agent. If you have difficulty getting through to the Fund because of unusual market conditions, consider selling your shares by mail.

You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order (see above). The proceeds of the sale of Investor B Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

 Your Account                                                  Investor Programs

It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

Periodic Investment Plan

You may open an account or make additional investments in an existing account for as little as $50 a month with the Fund's Periodic Investment Plan (PIP). Under the PIP (which was formerly known as the Automatic Investment Program), you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the day of the month designated by you (or the next business day after the designated day) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the PIP, complete the PIP authorization form included with your account application or contact your broker-dealer or other financial organization.

PIP lets you take advantage of "dollar cost averaging", a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

Exchanges

The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances described in the SAI, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

 Your Account                                                Investor Programs


ConvertiFund

This program (which was formerly known as the Automatic Exchange Program) lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, ConvertiFund enables you to take advantage of dollar cost averaging. (See "Periodic Investment Plan" above.)

To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to ConvertiFund or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

Systematic Withdrawal Plan

If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Systematic Withdrawal Plan (SWP). With the SWP (which was formerly known as the Automatic Withdrawal Plan), you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the day of the month designated by you (or the next business day after the designated day) of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the SWP that don't annually exceed 12% of your account's value.

To participate in the SWP, complete the SWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the SWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

Payroll Deduction Program

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

Internet Transactions

You generally can request purchases, exchanges and redemptions of Investor A Shares and Investor B Shares of the Portfolios on-line via the Internet after an account is opened. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call the Fund's transfer agent at 1-800-452-2724.

The Fund and its agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Fund on-line. If this happens, you may initiate transactions in your share accounts by mail or otherwise as described above.

 Your Account                                      General Transaction Policies

The Fund reserves the right to:

 . Vary or waive any minimum investment requirement.

 . Refuse any order to buy shares.

 . Reject any exchange request.

 . Change or cancel the procedures for selling or exchanging shares by telephone at any time.

 . Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

 . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

 . Modify or terminate the Periodic Investment Plan, ConvertiFund and Systematic
  Withdrawal Plan programs at any time.

 . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

 . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

Also, your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

[GRAPHIC]          Distributions and Taxes


Dividends and Distributions

The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

Dividends are declared daily and paid monthly. Capital gains, if any, are distributed once a year. It's expected that each Portfolio's annual distributions will be primarily income dividends.

Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

 Distributions and Taxes


--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment and, if you own shares of the Missouri Tax-Exempt Bond Portfolio, the Missouri state income tax treatment, of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------

Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . It is expected that the Portfolios will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, the Portfolios are likely from time to time to make taxable distributions. Distributions derived from net long-term capital gains will generally be taxable to you as long-term capital gains. Dividends derived from short-term capital gains and income attributable to "market discount" on bonds acquired by the Portfolios will be taxable to you as ordinary income.

 . You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

 . You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any long-term capital gain distributions were received with respect to the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

 . You should note that a portion of the exempt-interest dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

 . The Missouri Tax-Exempt Bond Portfolio anticipates that the dividends that it pays that are attributable to interest earned by the Portfolio will also be exempt from Missouri state income taxes. Dividends paid by the Short-Intermediate Municipal and National Municipal Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state or local law.

 Distributions and Taxes



Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

[GRAPHIC]         Management of the Fund



The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolio's former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

                               Investment advisory fees
         Portfolio               as a % of net assets
                              -------------------------
Short-Intermediate Municipal
 Portfolio                               .55%
                              -------------------------
Missouri Tax-Exempt Bond
 Portfolio                               .45%
                              -------------------------
National Municipal Bond
 Portfolio                               .55%
-------------------------------------------------------

[GRAPHIC]         Financial Highlights



Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

 Financial Highlights               Short-Intermediate Municipal Portfolio



                                         Investor A Shares
                              (For a Share outstanding throughout each
                                              period)
                                For the years ended           July 10, 1995 to
                                   November 30,                 November 30,
                             1999      1998    1997    1996       1995(a)
  Net Asset Value,
   Beginning of Period      $10.26    $10.11  $10.08  $10.08       $10.00
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment income      0.35      0.35    0.37    0.40          --
   Net realized and
    unrealized gains
    (losses) from
    investments              (0.30)     0.15    0.03     --          0.08
 -----------------------------------------------------------------------------
   Total from Investment
    Activities                0.05      0.50    0.40    0.40         0.08
 -----------------------------------------------------------------------------
  Distributions
   Net investment income     (0.35)    (0.35)  (0.37)  (0.40)         --
   Net realized gains          -- (e)    --      --      --           --
 -----------------------------------------------------------------------------
   Total Distributions       (0.35)    (0.35)  (0.37)  (0.40)         --
 -----------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $ 9.96    $10.26  $10.11  $10.08       $10.08
 -----------------------------------------------------------------------------
   Total Return (excludes
    sales charge)             0.41%     5.16%   4.12%   4.02%        0.80%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $   20    $   32  $   16  $   51       $  -- (c)
   Ratio of expenses to
    average net assets        1.02%     0.89%   0.62%   0.56%         -- (d)
   Ratio of net investment
    income to average net
    assets                    3.43%     3.54%   3.78%   3.83%         -- (d)
   Ratio of expenses to
    average net assets*       1.19%     1.21%   1.32%   1.26%         -- (d)
   Portfolio turnover**         --     18.58%     --      --          --

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Only one Investor A Share, worth $10.08, was outstanding as of November 30, 1995.

  (d) Annualized.

  (e) Distribution per share from net realized gain was less than $0.005.

 Financial Highlights                   Missouri Tax-Exempt Bond Portfolio


                                         Investor A Shares
                              (For a Share outstanding throughout each
                                              period)
                                                                 For the Six     For the
                             For the years ended November        Months Ended   year ended
                                          30,                    November 30,    May 31,
                             1999      1998     1997     1996      1995(d)       1995(a)
  Net Asset Value,
   Beginning of Period      $ 12.08   $ 11.87  $ 11.69  $ 11.74    $ 11.52       $ 11.13
 -----------------------------------------------------------------------------------------
  Investment Activities
   Net investment income       0.50      0.52     0.53     0.55       0.27          0.55
   Net realized and
    unrealized gains
    (losses) from
    investments               (0.74)     0.21     0.18    (0.05)      0.22          0.40
 -----------------------------------------------------------------------------------------
   Total from Investment
    Activities                (0.24)     0.73     0.71     0.50       0.49          0.95
 -----------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.51)     (0.52)   (0.53)   (0.55)     (0.27)        (0.55)
   Net realized gains        (0.02)       --       --       --         --          (0.01)
 -----------------------------------------------------------------------------------------
   Total Distributions        (0.53)    (0.52)   (0.53)   (0.55)     (0.27)        (0.56)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $ 11.31   $ 12.08  $ 11.87  $ 11.69    $ 11.74       $ 11.52
 -----------------------------------------------------------------------------------------
   Total Return (excludes
    sales charge)             (2.09)%    6.31%    6.27%    4.41%      4.32%(b)      8.91%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $21,242   $23,611  $23,722  $25,144    $24,726       $24,318
   Ratio of expenses to
    average net assets         0.86%     0.86%    0.86%    0.85%      0.95%(c)      0.84%
   Ratio of net investment
    income to average net
    assets                     4.30%     4.38%    4.57%    4.75%      4.64%(c)      5.02%
   Ratio of expenses to
    average net assets*        1.07%     1.06%    1.06%    1.05%      1.18%(c)      1.18%
   Portfolio turnover**        0.76%     6.14%    3.50%    3.66%      1.55%          --

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

  (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.

  (b) Not annualized.

  (c) Annualized.

  (d) Upon reorganizing as a Portfolio of The ARCH Fund, Inc. on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year-end from May 31 to November 30.

 Financial Highlights                   Missouri Tax-Exempt Bond Portfolio



                                            Investor B Shares
                            (For a Share outstanding throughout each period)
                                                               For the
                                                              Six Months   March 1,
                                                                Ended      1995 to
                            For year ended November 30,      November 30,  May 31,
                             1999     1998    1997    1996     1995(e)     1995(a)
  Net Asset Value,
   Beginning of Period      $12.07   $11.86  $11.68  $11.74     $11.52      $11.19
 -------------------------------------------------------------------------------------
  Investment Activities
   Net Investment Income      0.41     0.43    0.44    0.45       0.22        0.11
   Net realized and
    unrealized gains
    (losses) from
    investments              (0.73)    0.21    0.18   (0.06)      0.22        0.33
 -------------------------------------------------------------------------------------
   Total from Investment
    Activities               (0.32)    0.64    0.62    0.39       0.44        0.44
 -------------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.42)   (0.43)  (0.44)  (0.45)     (0.22)      (0.11)
   Net realized gains        (0.02)     --      --      --         --          --
 -------------------------------------------------------------------------------------
   Total Distributions       (0.44)   (0.43)  (0.44)  (0.45)     (0.22)      (0.11)
 -------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $11.31   $12.07  $11.86  $11.68     $11.74      $11.52
 -------------------------------------------------------------------------------------
   Total Return (excludes
    redemption charges)      (2.79)%   5.47%   5.43%   3.48%      3.88%(b)    8.61%(c)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $3,519   $2,496  $1,398  $  675     $  433      $   94
   Ratio of expenses to
    average net assets        1.66%    1.66%   1.66%   1.65%      1.77%(d)    1.76(d)
   Ratio of net investment
    income to average net
    assets                    3.51%    3.57%   3.76%   3.96%      3.82%(d)    4.00%(d)
   Ratio of expenses to
    average net assets*       1.77%    1.76%   1.76%   1.75%      1.87%(d)    1.88%(d)
   Portfolio turnover
    rate**                    0.76%    6.14%   3.50%   3.66%      1.55%        --

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

  (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" shares and authorized the issuance of a third series of shares designated as "Investor B" shares. These financial highlights of Investor B shares cover the period from March 1, 1995 (commencement of operations) through May 31, 1995.

  (b) Not annualized.
  (c) Represents total return for the Investor A Shares from June 1, 1994 to February 28, 1995, plus the total return for the Investor B Shares for the period from March 1, 1995 to May 31, 1995.
  (d) Annualized.

  (e) Upon reorganizing as a Portfolio of The ARCH Fund, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year-end from May 31 to November 30.

 Financial Highlights                    National Municipal Bond Portfolio


                                            Investor A Shares
                            (For a Share outstanding throughout each period)
                                                                          November 18,
                                                                            1996, to
                            For the years ended November 30,              November 30,
                                  1999            1998          1997        1996(a)
  Net Asset Value,
   Beginning of Period      $      10.22    $      10.27  $      10.05     $      10.00
 ------------------------------------------------------------------------------------------
  Investment Activities
   Net Investment Income            0.41            0.44          0.52             0.02
   Net realized and
    unrealized gains
    (losses) from
    investments                    (0.69)           0.30          0.22             0.05
 ------------------------------------------------------------------------------------------
   Total from Investment
    Activities                     (0.28)           0.74          0.74             0.07
 ------------------------------------------------------------------------------------------
  Distributions
   Net investment income           (0.40)          (0.44)        (0.52)          (0.02)
   In excess of net
    investment income              (0.01)            --            --               --
   Net realized gains              (0.09)          (0.35)          --               --
   In excess of net
    realized gains                 (0.01)            --            --               --
 ------------------------------------------------------------------------------------------
   Total Distributions             (0.51)          (0.79)        (0.52)           (0.02)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $       9.43    $      10.22  $      10.27     $      10.05
 ------------------------------------------------------------------------------------------
   Total Return (excludes
    sales charge)                  (2.87)%+         7.56%         7.61%            0.73%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $      1,582    $      1,162  $        717     $          1
   Ratio of expenses to
    average net assets              0.96%           0.85%         0.35%            0.37%(c)
   Ratio of net investment
    income to average net
    assets                          4.14%           4.18%         4.71%            9.08%(c)
   Ratio of expenses to
    average net assets*             1.16%           1.16%         1.17%            1.07%(c)
   Portfolio turnover**              --            18.30%        83.94%             --
-------------------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   + Incurred class specific gains. The total return excluding this would have been (3.14%).
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

 Financial Highlights                    National Municipal Bond Portfolio


                                                Investor B Shares
                                       (For a Share outstanding throughout
                                                   each period)
                                      For the years ended      November 18, 1996
                                          November 30,          to November 30,
                                       1999     1998    1997        1996(a)
  Net Asset Value, Beginning of
   Period                             $10.24   $10.29  $10.05       $10.00
 -------------------------------------------------------------------------------
  Investment Activities
   Net Investment Income                0.33     0.36    0.44         0.02
   Net realized and unrealized gains
    (losses) from investments          (0.72)    0.30    0.24         0.05
 -------------------------------------------------------------------------------
    Total from Investment Activities   (0.39)    0.66    0.68         0.07
 -------------------------------------------------------------------------------
  Distributions
   Net investment income               (0.33)   (0.36)  (0.44)       (0.02)
   In excess of net investment
    income                             (0.01)     --      --           --
   Net realized gains                  (0.09)   (0.35)    --           --
   In excess of net realized gains     (0.01)     --      --           --
 -------------------------------------------------------------------------------
    Total Distributions                (0.44)   (0.71)  (0.44)       (0.02)
 -------------------------------------------------------------------------------
  Net Asset Value, End of Period      $ 9.41   $10.24  $10.29       $10.05
 -------------------------------------------------------------------------------
    Total Return (excludes
     redemption charge)                (4.03)%   6.69%   7.01%        0.70%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)  $  747   $  503  $  408       $    1
   Ratio of expenses to average net
    assets                              1.76%    1.56%   1.17%        1.10%(c)
   Ratio of net investment income to
    average net assets                  3.34%    3.51%   4.08%        8.35%(c)
   Ratio of expenses to average net
    assets*                             1.86%    1.86%   1.89%        1.80%(c)
   Portfolio turnover**                  --     18.30%  83.94%         --

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567


Form #MFINVTFB-00

                                                MERCANTILE MUTUAL FUNDS
                                                INVESTOR SHARES
[PHOTO]
                                                Prospectus
                                                March 31, 2000

                                                STOCK PORTFOLIOS
                                                Balanced Portfolio
                                                Equity Income Portfolio
                                                Equity Index Portfolio
                                                Growth & Income Equity Portfolio
                                                Growth Equity Portfolio
                                                Small Cap Equity Portfolio
                                                Small Cap Equity Index Portfolio
                                                International Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF FIRSTAR]

                                    Contents

                   Introduction
--------------------------------------------------------------
                    3  Overview
                   Risk/Return Summary
--------------------------------------------------------------
                    4  Balanced Portfolio
                    9  Equity Income Portfolio
                   13  Equity Index Portfolio
                   18  Growth & Income Equity Portfolio
                   22  Growth Equity Portfolio
                   26  Small Cap Equity Portfolio
                   31  Small Cap Equity Index Portfolio
                   36  International Equity Portfolio
                   41  Additional Information on Risk
                   Your Account
--------------------------------------------------------------
                   42  Distribution Arrangements/Sales Charges
                   47  Explanation of Sales Price
                   48  How to Buy Shares
                   49  How to Sell Shares
                   50  Investor Programs
                   52  General Transaction Policies
                   Distributions and Taxes
--------------------------------------------------------------
                   53  Dividends and Distributions
                   54  Taxation
                   Management of the Fund
--------------------------------------------------------------
                   56  The Adviser
                   56  The Sub-Adviser
                   Financial Highlights
--------------------------------------------------------------
                   57  Introduction
                   58  Balanced Portfolio
                   60  Equity Income Portfolio
                   62  Equity Index Portfolio
                   63  Growth & Income Equity Portfolio
                   65  Growth Equity Portfolio
                   67  Small Cap Equity Portfolio
                   69  Small Cap Equity Index Portfolio
                   70  International Equity Portfolio

 Introduction                                      Overview
                 This prospectus describes the Mercantile Stock Portfolios, eight investment portfolios offered by Mercantile Mutual Funds, Inc. (the "Fund"). On the following pages, you will find important information about each Portfolio, including:
                 . A description of the Portfolio's investment objective
                   (sometimes referred to as its goal);
                 . The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                 . The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                 . The Portfolio's past performance (how successful it's been in meeting its goal); and
                 . The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

Who may want     The Mercantile Stock Portfolios may be appropriate for
to invest in     investors who seek capital growth over the long term and are
the              comfortable with the risks of stock markets. The Portfolios
Mercantile       may not be appropriate for investors who are investing for
Stock            short-term goals or are mainly seeking current income.
Portfolios?

                 Before investing in a Portfolio, you should carefully consider:
                 . Your own investment goals
                 . The amount of time you are willing to leave your money
                   invested
                 . How much risk you are willing to take.

The              Firstar Investment Research & Management Company, LLC which
Investment       is referred to in this prospectus as "FIRMCO" or the
Adviser          "Adviser," serves as the investment adviser to each
                 Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization.

                 An investment in the Portfolios is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Portfolios.

         Risk/Return Summary             Balanced Portfolio


--------------------------------------------------------------------------------
Total return consists of net income (dividend and/or interest income from Portfolio securities, less expenses of the Portfolio) and capital gains and losses, both realized and unrealized, from Portfolio securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment grade bonds are those of medium credit quality or better as determined by a national rating agency, such as Standard & Poor's Ratings Group (bonds rated BBB or better) and Moody's Investors Service, Inc. (bonds rated
Baa or higher). The higher the credit rating, the less likely it is that the bond issuer will default on its principal and interest payments.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategies

The Portfolio invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in weightings the Adviser believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The Adviser then examines the potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and fixed-income securities based on which class appears relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

In selecting equity securities, the Adviser considers historical and projected earnings, the price/earnings relationship and company growth and asset value. In selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors, and also considers credit quality, prevailing interest rates and liquidity.

Under normal market conditions, the Portfolio invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks of companies with large market capitalizations, and its fixed-income securities will consist mainly of investment grade bonds, including U.S. Government securities. Occasionally, the rating of a fixed-income security held by the Portfolio may be downgraded to below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

 Risk/Return Summary                     Balanced Portfolio



--------------------------------------------------------------------------------
Portfolio Manager

Peter Merzian, a Senior Associate of FIRMCO, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates since 1993 and has managed the Portfolio since May 1996. He also manages the Fund's three municipal bond portfolios.
--------------------------------------------------------------------------------

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in interest rates than short-term fixed-income securities.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

Changes in interest rates may cause certain fixed-income securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

Fixed-income securities are subject to other risks, including the risk that the issuer will be unable to make payments of principal and interest.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                     Balanced Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of broad-based market indexes. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of
Lehman Brothers' Government/Corporate Bond Index, its Mortgage Backed
Securities Index and its Asset Backed Securities Index.
--------------------------------------------------------------------------------
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                               1994       -2.11%
                               1995       26.30%
                               1996       11.93%
                               1997       18.02%
                               1998       11.34%
                               1999        7.76%

 The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:    11.01% for the quarter ending
                        December 31, 1998
       Worst quarter:   -7.40% for the quarter ending
                        September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended
               December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years Inception
                                -----------------------------------------------
  Investor A Shares
  (with 5.50% sales charge)                            1.85% 13.59%   10.29%/1/
                                -----------------------------------------------
  Investor B Shares
  (with applicable contingent deferred sales charge)   2.67%    N/A   13.13%/1/
                                -----------------------------------------------
  S&P 500 Index                                       21.04% 28.56%   21.63%/2/
                                                                      27.94%/3/
                                -----------------------------------------------
  Lehman Brothers Aggregate Bond Index                -0.82%  7.73%    6.03%/2/
                                                                       7.04%/3/
-------------------------------------------------------------------------------

 /1/April 1, 1993 for Investor A Shares; March 6, 1995 (date of initial public investment) for Investor B Shares.
 /2/March 31, 1993.
 /3/February 28, 1995.

 Risk/Return Summary                     Balanced Portfolio


The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Balanced Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 5.50%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                              .75%       .75%
 -----------------------------------------------------------------
  Distribution (12b-1) and Service Fees        .30%      1.00%
 -----------------------------------------------------------------
  Other Expenses                               .33%/3/    .33%/3/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.38%/3/   2.08%/3/
------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.
 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and 1.28%, respectively, for Investor A Shares and .23% and 1.98%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                     Balanced Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $683 $963  $1,264 $2,116
 ------------------------------------------------------------------------------
  Investor B Shares                                    $711 $952  $1,319 $2,067
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $211 $652  $1,119 $2,067
-------------------------------------------------------------------------------

         Risk/Return Summary       Equity Income Portfolio
--------------------------------------------------------------------------------
Market capitalization is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of outstanding shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value stocks are those that appear to be underpriced based on valuation measures, such as lower price-to-earnings and price-to-book value ratios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of value companies with large market capitalizations (generally, $5 billion or higher). In selecting these stocks, the Adviser evaluates a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of valuation, including cash flow, asset value and book value.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing (dividend-paying) equity securities, primarily common stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer above-average dividend yields, with corresponding above-average levels of income, in each case as compared to the S&P 500 Index.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                Equity Income Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the stocks in the Russell 1000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000 Index consists of the 1,000 largest U.S. companies as ranked by total market capitalization.
--------------------------------------------------------------------------------
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                            1998            10.82%
                            1999            -2.98%


 The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:   14.36% for the quarter
                       ending June 30, 1997
       Worst quarter:  -8.77% for the quarter
                       ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                               Since
                                                      1 Year Inception
                                     ---------------------------------
  Investor A Shares
  (with 5.50% sales charge)                           -8.36%  7.66%/1/
                                     ---------------------------------
  Investor B Shares
  (with applicable contingent deferred sales charge)  -7.85%  8.42%/1/
                                     ---------------------------------
  Russell 1000 Value Index                             7.35% 17.41%/2/
----------------------------------------------------------------------

 /1/February 27, 1997.
 /2/February 28, 1997.

 Risk/Return Summary                Equity Income Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Equity Income Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering
  price                                                   5.50%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                              .75%       .75%
 -----------------------------------------------------------------
  Distribution (12b-1) and Service Fees        .30%      1.00%
 -----------------------------------------------------------------
  Other Expenses                               .33%/3/    .33%/3/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.38%/3/   2.08%/3/
------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.
 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .23% and 1.28%, respectively, for Investor A Shares, and .23% and 1.98%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary               Equity Income Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                     1     3     5      10
                                                    Year Years Years  Years
  Investor A Shares                                 $683 $963  $1,264 $2,116
 ---------------------------------------------------------------------------
  Investor B Shares                                 $711 $952  $1,319 $2,067
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell
  your shares:                                      $211 $652  $1,119 $2,067
----------------------------------------------------------------------------

         Risk/Return Summary         Equity Index Portfolio

--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large capitalization companies. S&P does not endorse any stock in the S&P 500 Index and is not a sponsor of, or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Index, which is referred to in this prospectus as the "S&P 500 Index."

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all (at least 80%) of its assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks represented in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in cash flow and in the composition of the S&P 500 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a .95 correlation coefficient.

 Risk/Return Summary                 Equity Index Portfolio


Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the large-capitalization stocks it typically holds may not perform as well as other types of stocks, such as small-capitalization stocks.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P 500 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

 Risk/Return Summary                 Equity Index Portfolio

 Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P 500 Index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                           1998               27.81%
                           1999               20.21%


 The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the returns would be lower than those shown.

       Best quarter:   21.02% for the quarter
                       ending December 31, 1998
       Worst quarter:  -9.96% for the quarter
                       ending September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                       Since
                             1 Year  Inception
                                     ---------
  Investor A Shares
  (with 5.50% sales charge)  13.61%  23.98%/1/
                                     ---------
  S&P 500 Index              21.04%  27.35%/2/
----------------------------------------------

 /1/May 1, 1997.
 /2/April 30, 1997.

 Risk/Return Summary                 Equity Index Portfolio


The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Equity Index Portfolio.
      Fees and Expenses

  Shareholder Fees
  (fees you pay directly)                                     Investor A Shares
  Maximum sales charge (load) to buy shares, shown as a % of
  the offering price                                              5.50%/1/
 ------------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of the
  offering price or
  sale price, whichever is less                                       None

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the
  Portfolio's assets)                        Investor A Shares
  Management Fees                                 .30%
 -------------------------------------------------------------
  Distribution (12b-1) and Service Fees           .30%
 -------------------------------------------------------------
  Other Expenses                                  .35%/2/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses       .95%/2/
--------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.
 /2/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .25% and .85%, respectively, for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                        Equity Index Portfolio
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                      1     3     5      10
                     Year Years Years  Years
  Investor A Shares  $642 $836  $1,047 $1,652
---------------------------------------------

         Risk/Return Summary         Growth & Income Equity Portfolio
--------------------------------------------------------------------------------
Portfolio Manager

FIRMCO's Equity Committee is responsible for the day-to-day management of the Portfolio. The Committee and its predecessor have managed the Portfolio since 1998.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

Principal Investment Strategies

The Portfolio invests primarily in common stocks. The Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value, consistency of earnings growth and earnings quality. The Adviser favors the stocks of those companies which are believed to have superior revenue and earnings growth prospects relative to their peers and to their price/earnings ratios.

Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks tend to pay dividends, so many of the Portfolio's investments may produce some income. Nevertheless, income is not a major factor in the stock selection process.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                Growth & Income Equity Portfolio
Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years, ten years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ.
--------------------------------------------------------------------------------
      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)

                                    [GRAPH]

                             1990           -1.40%
                             1991           26.66%
                             1992           10.61%
                             1993            9.61%
                             1994           -0.42%
                             1995           34.12%
                             1996           18.88%
                             1997           27.21%
                             1998           13.12%
                             1999           13.48%

 The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:     18.52% for the quarter ending
                         December 31, 1998
       Worst quarter:    -14.41% for the quarter ending
                         September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                        Since
                                              1 Year 5 Years 10 Years Inception
                          -----------------------------------------------------
  Investor A Shares
  (with 5.50% sales charge)                    7.27% 19.73%   14.01%  14.88%/1/
                          -----------------------------------------------------
  Investor B Shares
  (with applicable contingent deferred sales
  charge)                                      7.80%    N/A      N/A  19.48%/1/
                          -----------------------------------------------------
  S&P 500 Index                               21.04% 28.56%   18.21%  19.12%/2/
                                                                      27.94%/3/
-------------------------------------------------------------------------------

 /1/ June 2, 1988 for Investor A Shares; March 7, 1995 (date of initial public investment) for Investor B Shares.
 /2/ May 31, 1988.
 /3/ February 28, 1995.

 Risk/Return Summary       Growth & Income Equity Portfolio


The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Growth & Income Equity Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 5.50%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                              .55%       .55%
 -----------------------------------------------------------------
  Distribution (12b-1)  and Service Fees       .30%      1.00%
 -----------------------------------------------------------------
  Other Expenses                               .31%/3/    .31%/3/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.16%/3/   1.86%/3/
------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.
 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .19% and 1.04%, respectively, for Investor A Shares and .19% and 1.74%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary       Growth & Income Equity Portfolio
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                     1     3     5      10
                                                    Year Years Years  Years
  Investor A Shares                                 $662 $898  $1,153 $1,881
 ---------------------------------------------------------------------------
  Investor B Shares                                 $689 $885  $1,206 $1,829
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell
  your shares:                                      $189 $585  $1,006 $1,829
----------------------------------------------------------------------------

         Risk/Return Summary               Growth Equity Portfolio

--------------------------------------------------------------------------------
Growth stocks may offer above-average revenue and earnings potential and accompanying capital growth, typically with a lower dividend yield than value stocks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager

Walter Dewey, Chartered Financial Analyst, is responsible for the day-to-day management of the Portfolio. He has been with FIRMCO and its affiliates for 16 years and has managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in the common stocks of growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to increase company earnings is the primary consideration.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in stocks or other equity securities, such as preferred stocks, rights, and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                       Growth Equity Portfolio

Return History+

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ.
--------------------------------------------------------------------------------
   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                           1994               -2.06%
                           1995               44.17%
                           1996               17.49%
                           1997               26.98%
                           1998               30.02%
                           1999               24.16%


 The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:     25.64% for the quarter ending
                         December 31, 1998
       Worst quarter:    -11.84% for the quarter ending
                         September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years Inception
                                ----------------------------------------------
  Investor A Shares
  (with 5.50% sales charge)                           17.32% 26.83%  18.19%/1/
                                ----------------------------------------------
  Investor B Shares
  (with applicable contingent deferred sales charge)  18.34%    N/A  21.21%/1/
                                ----------------------------------------------
  S&P 500 Index                                       21.04% 28.56%  21.53%/2/
                                                                     21.74%/3/
------------------------------------------------------------------------------

 + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
   Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 24, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Annual returns for periods prior to November 24, 1997 reflect the performance of the Predecessor Portfolio.
 /1/January 4, 1993 for Investor A Shares; February 23, 1998 for Investor B
   Shares.
 /2/December 31, 1992.
 /3/February 28, 1998.

 Risk/Return Summary                       Growth Equity Portfolio


The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Growth Equity Portfolio. Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 5.50%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor Investor
  Portfolio's assets)                        A Shares B Shares
  Management Fees                             .75%     .75%
 -------------------------------------------------------------
  Distribution (12b-1) and Service Fees       .30%    1.00%
 -------------------------------------------------------------
  Other Expenses                              .32%/3/  .32%/3/
 -------------------------------------------------------------
  Total Annual Portfolio Operating Expenses  1.37%/3/ 2.07%/3/
--------------------------------------------------------------

/1/Reduced sales charges may be available. See "Distribution Arrangements/Sales
  Charges" below.
/2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
/3/Other Expenses and Total Annual Portfolio Operating Expenses for the
  Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .22% and 1.27%, respectively, for Investor A Shares and .22% and 1.97%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary                       Growth Equity Portfolio


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $682 $960  $1,259 $2,106
-------------------------------------------------------------------------------
  Investor B Shares                                    $710 $949  $1,314 $2,057
  If you hold Investor B Shares, you would pay the
  following expenses if you did not sell your shares:  $210 $649  $1,114 $2,057
-------------------------------------------------------------------------------

         Risk/Return Summary     Small Cap Equity Portfolio


--------------------------------------------------------------------------------
Portfolio Manager

Robert J. Anthony, Senior Associate at FIRMCO, and Gregory Glidden, Senior Portfolio Manager at FIRMCO, are responsible for the day-to-day management of the Portfolio. Mr. Anthony has been with FIRMCO and its affiliates for 27 years and has managed the Portfolio since its inception in 1992. Mr. Glidden has been with FIRMCO and its affiliates for 17 years and has co-managed the Portfolio since February 2000.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is capital appreciation.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its total assets in small- to medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the Adviser believes have above-average prospects for capital appreciation. Stocks purchased by the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

The Portfolio also may invest a portion of its assets in larger companies that the Adviser believes offer improved growth possibilities because of rejuvenated management, product changes or other developments likely to stimulate earnings or asset growth. The Portfolio also invests in stocks the Adviser believes are undervalued or to a limited extent in initial public offerings (IPOs) of new companies that demonstrate the potential for price appreciation. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of the products manufactured or services offered. The Adviser uses a screening process involving a variety of quantitative techniques in evaluating prospects for capital appreciation.

The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

 Risk/Return Summary             Small Cap Equity Portfolio

Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. In an effort to reduce the risks inherent in smaller-company stocks, the Portfolio's holdings are diversified over a number of companies and industry groups.

To the extent that the Portfolio emphasizes particular companies or market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those companies or market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

The Portfolio's performance results may reflect periods of above-average performance attributable to its investing a portion of its assets in the securities of companies offering shares in IPOs. It is possible that the above-average performance of such companies may not be repeated in the future.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary             Small Cap Equity Portfolio

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and the table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.
--------------------------------------------------------------------------------

      Investor A Shares
      Year-by-Year Total Returns
      (as of December 31 each year)


                                    [GRAPH]

                             1993           23.58%
                             1994            2.26%
                             1995           17.14%
                             1996           10.50%
                             1997           20.51%
                             1998           -8.07%
                             1999           16.70%


  The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If these sales charges were included, returns would be lower than those shown.

       Best quarter:     18.56% for the quarter ending
                         December 31, 1992
       Worst quarter:    -24.80% for the quarter ending
                         September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                       Since
                                                      1 Year 5 Years inception
                                ----------------------------------------------
  Investor A Shares
  (with 5.50% sales charge)                           10.30%  9.61%  11.66%/1/
                                ----------------------------------------------
  Investor B Shares
  (with applicable contingent deferred sales charge)  11.05%    N/A   9.20%/1/
                                ----------------------------------------------
  Russell 2000 Index                                  21.26% 16.69%  14.80%/2/
                                                                     16.61%/3/
------------------------------------------------------------------------------

 1 May 6, 1992 for Investor A Shares; March 6, 1995 (date of initial public investment) for Investor B Shares.
 2 April 30, 1992.
 3 February 28, 1995.

 Risk/Return Summary             Small Cap Equity Portfolio

The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the Small Cap Equity Portfolio.
      Fees and Expenses

  Shareholder Fees (fees    Investor A Investor B
  you pay directly)           Shares     Shares
  Maximum sales charge
  (load) to buy shares,
  shown as a % of the
  offering price             5.50%/1/       None
 ------------------------------------------------
  Maximum deferred sales
  charge (load) shown as a
  % of the offering price
  or sale price, whichever
  is less                        None   5.00%/2/

  Annual Portfolio
  Operating Expenses
  (expenses that are
  deducted from the         Investor A Investor B
  Portfolio's assets)         Shares     Shares
  Management Fees             .75%       .75%
 ------------------------------------------------
  Distribution (12b-1) and
   Service Fees               .30%      1.00%
 ------------------------------------------------
  Other Expenses              .31%/3/    .31%/3/
 ------------------------------------------------
  Total Annual Portfolio
  Operating Expenses         1.36%/3/   2.06%/3/
-------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
   Arrangements/Sales Charges" below.
 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/Other Expenses and Total Annual Portfolio Operating Expenses for the
   Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .21% and 1.26%, respectively, for Investor A Shares and .21% and 1.96%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised of cancelled at any time.

 Risk/Return Summary             Small Cap Equity Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Example

                                                        1     3     5      10
                                                       Year Years Years  Years
  Investor A Shares                                    $681 $957  $1,254 $2,095
 ------------------------------------------------------------------------------
  Investor B Shares                                    $709 $946  $1,308 $2,046
  If you hold Investor B Shares,
  you would pay the following expenses if you did not
  sell
  your shares:                                         $209 $646  $1,108 $2,046
-------------------------------------------------------------------------------

         Risk/Return Summary         Small Cap Equity Index Portfolio


--------------------------------------------------------------------------------
Indexing is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly-based securities index in an attempt to approximate the index's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The S&P SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American
Stock Exchange and NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of small companies with market capitalizations that currently range between $28 million and $4.2 billion. S&P does not endorse any stock in the S&P SmallCap 600 Index and is not a sponsor of,or affiliated in any way with, the Portfolio.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600 Index.

The Portfolio's investment objective can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies

The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at least 80% of its total assets in securities listed in the S&P SmallCap 600 Index and typically will hold all 600 stocks represented in the Index. Under certain circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or changes in the Index. In general, each stock's percentage weighting in the Portfolio is based on its weighting in the S&P SmallCap 600 Index. When stocks are removed from or added to the Index, those changes are reflected in the Portfolio. The Portfolio periodically "rebalances" its holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P SmallCap 600 Index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index, those stocks will be represented in substantially the same proportion in the Portfolio.

Under normal market conditions, it is expected that the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P SmallCap 600 Index within a .95 correlation coefficient.

 Risk/Return Summary       Small Cap Equity Index Portfolio


Principal Risk Considerations

The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to larger-capitalization stocks, small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses may not be well-established. In addition, some smaller companies may have specialized or limited product lines, markets or financial resources and may be dependent on one-person management. All of these factors increase risk and may result in more significant losses than the other Mercantile Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified, which may reduce some of this risk.

To the extent that the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600 Index and, correspondingly, of the Portfolio's holdings, the Portfolio will be especially susceptible to the risks associated with investments in those market sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

There is the additional risk that the Portfolio's investment results may fail to match those of the S&P SmallCap 600 Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

 Risk/Return Summary       Small Cap Equity Index Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows the performance of the Portfolio's Investor A Shares during the last calendar year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of the S&P SmallCap 600 Index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                           1999               7.66%


The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the return would be lower than that shown.

       Best quarter:     15.13% for the quarter ending
                         June 30, 1999
       Worst quarter:    -10.88% for the quarter ending
                         March 31, 1999

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                      Since
                             1 Year inception
                            -----------------
  Investor A Shares
  (with 5.50% sales charge)   1.70%  4.19%/1/
                            -----------------
  S&P SmallCap 600 Index     12.40% 12.40%/2/
---------------------------------------------

 /1/December 30, 1998.
 /2/December 31, 1998.

 Risk/Return Summary       Small Cap Equity Index Portfolio


The table on the right shows the fees and expenses that you pay if you buy and hold Investor A Shares of the Small Cap Equity Index Portfolio.
      Fees and Expenses

  Shareholder Fees                       Investor A
  (fees you pay directly)                  Shares
  Maximum sales charge (load) to buy
  shares, shown as a % of the offering
  price                                   5.50%/1/
 --------------------------------------------------
  Maximum deferred sales charge (load)
  shown as a % of the offering price or
  sale price, whichever is less               None

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A
  Portfolio's assets)                          Shares
  Management Fees                              .40%
 ------------------------------------------------------
  Distribution (12b-1) and Service Fees        .30%
 ------------------------------------------------------
  Other Expenses                               .44%/2/
 ------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.14%/2/
-------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
    Arrangements/Sales Charges" below.
 /2/Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Investor A Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares at a certain level. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .34% and 1.04%, respectively, for Investor A Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary       Small Cap Equity Index Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
      Example

                      1     3     5      10
                     Year Years Years  Years
  Investor A Shares  $660 $892  $1,143 $1,860
---------------------------------------------

         Risk/Return Summary            International Equity Portfolio

--------------------------------------------------------------------------------
Sub-Adviser/Portfolio Manager

FIRMCO has appointed Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") as sub-adviser to assist in the day-to-day management of the Portfolio. Frances Dakers, a principal and senior portfolio manager of Clay Finlay, is responsible for the management of the Portfolio. Ms. Dakers has been with Clay Finlay since January 1982 and has managed the Portfolio since it began operations in 1994.
--------------------------------------------------------------------------------
Investment Objective

The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

Principal Investment Strategies

The Portfolio invests primarily in foreign common stocks, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Portfolio also may invest in other developed countries in the Far East and in countries with emerging markets or economies.

By investing in various foreign stocks, the Portfolio attempts to achieve broad diversification and to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. In selecting stocks, the Sub-Adviser determines which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool which focuses on valuation ranges. The Sub-Adviser focuses on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. The Sub-Adviser also uses fundamental analysis by evaluating balance sheets, market share and strength of management.

         Risk/Return Summary            International Equity Portfolio

Principal Risk Considerations

Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as foreign government restrictions, different accounting standards and political instability. Although the multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on overall performance, negative results in one foreign market may offset gains in, or negatively affect, other foreign markets.

The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Portfolio is also subject to currency risk, which is the potential for price fluctuations in the dollar value of the foreign securities which the Portfolio holds because of changing currency exchange rates.

As with U.S. equity markets, foreign equity markets tend to be cyclical. There are times when stock prices generally increase, and other times when they generally decrease.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

 Risk/Return Summary                   International Equity Portfolio


Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Investor A Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
Know your index

The Morgan Stanley Capital International Europe, Australasia and Far East
Index, or EAFE Index, is an unmanaged index consisting of companies in Australia, New Zealand, Europe and the Far East.
--------------------------------------------------------------------------------

   Investor A Shares
   Year-by-Year Total Returns
   (as of December 31 each year)


                                    [GRAPH]

                             1995           9.41%
                             1996           9.98%
                             1997           4.68%
                             1998          17.42%
                             1999          50.47%


The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A shares. If sales charges were included, returns would be lower than those shown.

       Best quarter:     27.41% for the quarter ending
                         December 31, 1999
       Worst quarter:    -17.12% for the quarter ending
                         September 30, 1998

     -------------------------------------------------------------------------

               Average Annual Total Returns
               for the periods ended December 31, 1999
              -----------------------------------------------------------------

                                                                        Since
                                                      1 Year  5 Years inception
                            ---------------------------------------------------
  Investor A Shares
  (with 5.50% sales charge)                           42.22%   16.03% 13.78%/1/
                            ---------------------------------------------------
  Investor B Shares
  (with applicable contingent deferred sales charge)  44.31%     N/A  18.05%/1/
                            ---------------------------------------------------
  EAFE Index                                          26.96%   12.83% 11.21%/2/
                                                                      14.28%/3/
-------------------------------------------------------------------------------

 /1/ May 2, 1994 for Investor A Shares; March 6, 1995 (date of initial public investment) for Investor B Shares.
 /2/ April 30, 1994.
 /3/ February 28, 1995.

 Risk/Return Summary         International Equity Portfolio


The table on this page shows the fees and expenses that you pay if you buy and hold Investor A Shares or Investor B Shares of the International Equity Portfolio.
      Fees and Expenses

  Shareholder Fees                                       Investor A Investor B
  (fees you pay directly)                                  Shares     Shares
  Maximum sales charge (load) to buy shares, shown as a
  % of the offering price                                 5.50%/1/       None
 -----------------------------------------------------------------------------
  Maximum deferred sales charge (load) shown as a % of
  the offering price or sale price, whichever is less         None   5.00%/2/

  Annual Portfolio Operating Expenses
  (expenses that are deducted from the       Investor A Investor B
  Portfolio's assets)                          Shares     Shares
  Management Fees                             1.00%      1.00%
 -----------------------------------------------------------------
  Distribution (12b-1) and Service Fees        .30%      1.00%
 -----------------------------------------------------------------
  Other Expenses                               .45%/3/    .45%/3/
 -----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses   1.75%/3/   2.45%/3/
------------------------------------------------------------------

 /1/Reduced sales charges may be available. See "Distribution
    Arrangements/Sales Charges" below.
 /2/This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, your Investor B Shares will automatically convert to Investor A Shares. See "Distribution Arrangements/Sales Charges" below.
 /3/Other Expenses and Total Annual Portfolio Operating Expenses for the
    Portfolio's Investor A Shares and Investor B Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Investor A Shares and Investor B Shares at certain levels. Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .26% and 1.56%, respectively, for Investor A Shares and .26% and 2.26%, respectively, for Investor B Shares. These fee waivers and expense reimbursements may be revised or cancelled at any time.

 Risk/Return Summary         International Equity Portfolio

This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the Portfolio's operating expenses remain the same and your Investor B Shares automatically convert to Investor A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      Example

                                                    1     3      5      10
                                                   Year Years  Years  Years
  Investor A Shares                                $718 $1,071 $1,447 $2,499
 ---------------------------------------------------------------------------
  Investor B Shares                                $748 $1,064 $1,506 $2,456
  If you hold Investor B Shares,
  you would pay the following expenses if you did
  not sell
  your shares:                                     $248 $  764 $1,306 $2,456
----------------------------------------------------------------------------

         Risk/Return Summary           Additional Information on Risk

The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

Securities Lending

To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, short-term debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Portfolio, debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and could reduce the Portfolio's return and affect its performance during a market upswing.

Other Types of Investments

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Adviser and the Portfolios' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolios did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Portfolios' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolios as a result of future computer-related Y2K difficulties.

         Your Account          Distribution Arrangements/Sales Charges

Share Classes

Each Portfolio offers Investor A Shares and each Portfolio except the Equity Index Portfolio and Small Cap Equity Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

--------------------------------------------------------------------------------

  Types of Charges      Investor A Shares          Investor B Shares

  Sales Charge (Load)   A front-end sales charge   A contingent deferred
                        is assessed at the time of sales charge (CDSC) is
                        your purchase.             assessed on shares
                                                   redeemed within six years
                                                   of purchase. Investor B
                                                   Shares automatically
                                                   convert to Investor A
                                                   Shares six years after
                                                   purchase.
-----------------------------------------------------------------------------
  Distribution (12b-1)  Subject to annual          Subject to annual
  and Service Fees      distribution and           distribution and
                        shareholder servicing fees shareholder servicing fees
                        of up to 0.30% of a        of up to 1.00% of a
                        Portfolio's average daily  Portfolio's average daily
                        net assets attributable to net assets attributable to
                        its Investor A Shares.     its Investor B Shares.

--------------------------------------------------------------------------------

 Your Account       Distribution Arrangements/Sales Charges


Calculation of Sales Charges
Investor A Shares

                                    Sales Charge   Sales Charge      Dealers'
                                   as a % of the     as a % of     Reallowance
          Amount of                Offering Price Net Asset Value   as a % of
         Transaction                 Per Share       Per Share    Offering Price
  Less than $50,000                    5.50%           5.82%          5.00%
--------------------------------------------------------------------------------
  $50,000 but less than $100,000       4.50%           4.71%          4.00%
--------------------------------------------------------------------------------
  $100,000 but less than $250,000      3.50%           3.63%          3.00%
--------------------------------------------------------------------------------
  $250,000 but less than $500,000      2.50%           2.56%          2.00%
--------------------------------------------------------------------------------
  $500,000 but less than $1
  million                              2.00%           2.04%          1.50%
--------------------------------------------------------------------------------
  $1 million or more                   0.50%           0.50%          0.40%
--------------------------------------------------------------------------------

The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

 Your Account       Distribution Arrangements/Sales Charges


Calculation of Sales Charges
Investor B Shares


For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Investor B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Fund will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, the Fund will sell the shares that have the lowest CDSC.

                          Number of      CDSC as a % of
                         Years Since     Dollar Amount
                          Purchase   Subject to the Charge
                             0-1              5.0%
                             1-2              4.0%
                             2-3              3.0%
                             3-4              3.0%
                             4-5              2.0%
                             5-6              1.0%
                         More than 6          None

                             ----------------------------

Sales Charge Reductions
Investor A Shares

You may reduce the sales charge on Investor A Shares through:

 . Rights of Accumulation. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load, as well as the value of any existing Class A shares of any other fund in the Firstar family of funds, to your next investment in Investor A Shares for purposes of calculating the sales charge.

 . Quantity Discounts. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 43). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

 . Letter of Intent. You can purchase Investor A Shares of any Portfolio of the
  Fund or Class A shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

 . Reinvestment Privilege. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund or in shares of any other fund in the Firstar family of funds within 60 days without paying a sales charge. You must notify the Fund's transfer agent at the time of your reinvestment that you qualify for this privilege.

 Your Account       Distribution Arrangements/Sales Charges




--------------------------------------------------------------------------------
Purchase of Investor A Shares at Net Asset Value
From time to time, the Fund's distributor may offer investors the option to purchase Investor A Shares at net asset value without payment of a front-end sales charge. To qualify, you must pay for the shares with the redemption proceeds from a non-affiliated mutual fund. In addition, you must have paid a front-end sales charge on the shares you redeem. The purchase of Investor A Shares must occur within 30 days of the prior redemption, and you must show evidence of the redemption transaction. At the time of purchase, your broker-dealer or other financial institution must notify the Fund that your transaction qualifies for a purchase at net asset value.
--------------------------------------------------------------------------------
Sales Charge Waivers
Investor A Shares

In addition, there's no sales charge when you buy Investor A Shares if:

 . You buy shares by reinvesting your dividends and capital gains distributions.

 . You're an officer or director of the Fund (or an immediate family member of any such individual).

 . You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Firstar Corporation or the Fund's distributor or any of their affiliates (or an immediate family member of any such individual).

 . You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate family member of any such individual).

 . You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

 . You buy shares with the proceeds of Trust Shares or Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Firstar Bank, N.A. or its affiliates or correspondents within 60 days of receipt of such payment.

 . You buy shares through a payroll deduction program.

 . You're an employee of any sub-adviser to the Fund.

 . You were a holder of a Southwestern Bell VISA card formerly issued by Mercantile Bank of Southern Illinois, N.A. and you participated in the Fund's Automatic Investment Program.

 . You're exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with Firstar Bank, N.A. or any of its affiliates or correspondents.

 . You're another investment company distributed by the Fund's distributor or its affiliates.

If you think you qualify for any of these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

 Your Account       Distribution Arrangements/Sales Charges


Sales Charge Waivers
Investor B Shares

No CDSC is assessed on redemptions of Investor B Shares if:

 . The shares were purchased with reinvested dividends or capital gains distributions.

 . The shares were purchased through an exchange of Investor B Shares of another
  Portfolio.

 . The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

 . The redemption is in connection with the death or disability of the shareholder.

 . You participate in the Systematic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

 . Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 52).

 . The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Distribution and Service Fees

Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

Converting Investor B Shares to Investor A Shares

Six years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

Choosing Between Investor A Shares and Investor B Shares

In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

 Your Account                    Explanation of Sales Price



--------------------------------------------------------------------------------
Business days defined
A business day is any day that the New York Stock Exchange is open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------
Shares of each class in a Portfolio are sold at their net asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly referred to as the "public offering price."

The NAV for each class of shares of a Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) on every business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

 . Each Portfolio's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by FIRMCO (or Clay Finlay, with respect to the International Equity Portfolio) under the supervision of the Fund's Board of Directors. Foreign securities acquired by the International Equity Fund may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In such cases, the NAV of the Portfolio's shares may be significantly affected on days when investors cannot buy and sell Portfolio shares.

 . If you properly place a purchase order (see "How to Buy Shares" on page 48) that is delivered to the Fund before 3:00 p.m. (Central time) on any business day, the order receives the share price determined for your share class as of 3:00 p.m. (Central time) that day. If the order is received after 3:00 p.m. (Central time), it will receive the price determined on the next business day. You must pay for your shares no later than 3:00 p.m. (Central time) three business days after placing the order, or the order will be canceled.

 Your Account                             How to Buy Shares

Investing in the Mercantile Stock Portfolios is quick and convenient. You can purchase Investor A Shares or Investor B Shares in any of the following ways:

 . Through a broker-dealer organization. You can purchase shares through any broker-dealer organization that has a sales agreement with the Fund's distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund.

 . Through a financial organization. You can purchase shares through any financial organization that has entered into a servicing agreement with the Fund. The financial organization is responsible for sending your purchase order to the Fund.

                       To Open       To Add to
Minimum Investments  Your Account  Your Account
Regular accounts        $1,000          $50
-------------------------------------------------
Sweep program
through your
financial
institution              None          None
-------------------------------------------------
Wrap fee program
through your
financial
institution              None          None
-------------------------------------------------
Payroll Deduction
 Program*                None           $25
-------------------------------------------------
ConvertiFund*           $5,000    $ 1,000 minimum
                                  account balance
-------------------------------------------------
Periodic Investment
 Plan*                   $50            $50
-------------------------------------------------

 *  See Investor Programs below.
 . Directly from the Fund by mail. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
  Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O.
  Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

 Your Account                            How to Sell Shares



--------------------------------------------------------------------------------
Selling recently purchased shares
If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares via electronic transfer to avoid delays.
--------------------------------------------------------------------------------
You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming" your shares. You can redeem your shares in the following ways:

 . Through a broker-dealer or other financial organization. If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

 . By mail. Send your written redemption request to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, Wisconsin 53202). Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number, your social security or tax identification number and the signature of each registered owner of the account. Your request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact your broker-dealer or other financial organization or the Fund for more information on signature guarantees.

 . By telephone. You may redeem your shares by telephone if you have selected that option on your account application and if there has been no change of address by telephone within the preceding 15 days. Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you may add this feature by providing written instructions to the Fund's transfer agent. If you have difficulty getting through to the Fund because of unusual market conditions, consider selling your shares by mail.

You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order (see above). The proceeds of the sale of Investor B Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

 Your Account                             Investor Programs

It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

Periodic Investment Plan

You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Periodic Investment Plan (PIP). Under the PIP (which was formerly known as the Automatic Investment Program), you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the day of the month designated by you (or the next business day after the designated day) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the PIP, complete the PIP authorization form included with your account application or contact your broker-dealer or other financial organization.

PIP lets you take advantage of "dollar cost averaging", a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

Exchanges

The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances described in the SAI, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

Shares of the Portfolios also may be exchanged for shares of corresponding classes of the Firstar Funds and the Firstar Stellar Funds. Please read the prospectuses for those Funds before investing.

 Your Account                             Investor Programs


ConvertiFund

This program (which was formerly known as the Automatic Exchange Program) lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, ConvertiFund enables you to take advantage of dollar cost averaging. (See "Periodic Investment Plan" above.)

To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to ConvertiFund or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

Systematic Withdrawal Plan

If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Systematic Withdrawal Plan (SWP). With the SWP (which was formerly known as the Automatic Withdrawal Plan), you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the day of the month designated by you (or the next business day after the designated day) of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the SWP that don't annually exceed 12% of your account's value.

To participate in the SWP, complete the SWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the SWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

Payroll Deduction Program

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

Internet Transactions

You generally can request purchases, exchanges and redemptions of Investor A Shares and Investor B Shares of the Portfolios on-line via the Internet after an account is opened. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call the Fund's transfer agent at 1-800-452-2724.

The Fund and its agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Fund on-line. If this happens, you may initiate transactions in your share accounts by mail or otherwise as described above.

 Your Account                  General Transaction Policies

General Transaction Policies

The Fund reserves the right to:

 . Vary or waive any minimum investment requirement.

 . Refuse any order to buy shares.

 . Reject any exchange request.

 . Change or cancel the procedures for selling or exchanging shares by telephone at any time.

 . Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

 . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

 . Modify or terminate the Periodic Investment Plan, ConvertiFund and Systematic
  Withdrawal Plan programs at any time.

 . Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

 . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

Also, your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

         Distributions and Taxes

Dividends and Distributions

The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

Dividends for the Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios are declared and paid monthly. Dividends for the Small Cap Equity, Small Cap Equity Index and International Equity Portfolios are declared and paid quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally--but not always--consist primarily of capital gains and not ordinary income.

Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

 Distributions and Taxes

Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations, generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

 . Each Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gains (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you will have held your shares. Other Portfolio distributions will generally be taxable as ordinary income. You will be subject to income tax on distributions regardless of whether they are paid in cash or reinvested in additional shares.

 . If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

 . You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any long-term capital gain distributions were received with respect to the shares.

 . Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

 . The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Portfolio may make an election to treat a proportionate amount of these taxes as a distribution to each shareholder. This will allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability, or (2) take such amount as an itemized deduction.

A Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

 Distributions and Taxes

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale or exchange of shares in the Portfolios.
--------------------------------------------------------------------------------

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of a particular state or localities within a state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

         Management of the Fund

The Adviser

FIRMCO serves as the investment adviser to each Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), on March 1, 2000. FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has been providing advisory services since 1986. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

In exchange for these services, FIRMCO receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1999, the Portfolios paid MVA advisory fees as follows:

                                Investment advisory fees
          Portfolio               as a % of net assets
                        -------------------------
Balanced Portfolio                         .75%
                        -------------------------
Equity Income Portfolio                    .75%
                        -------------------------
Equity Index Portfolio                     .30%
                        -------------------------
Growth Equity Portfolio                    .75%
                        -------------------------
Growth & Income Equity
 Portfolio                                 .55%
                        -------------------------
Small Cap Equity Portfolio                 .75%
                        -------------------------
Small Cap Equity Index
 Portfolio                                 .32%
                        -------------------------
International Equity Portfolio            1.00%
-------------------------------------------------


The Sub-Adviser

Clay Finlay Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of FIRMCO and according to its sub-advisory agreement with FIRMCO. For its services, Clay Finlay receives from FIRMCO a monthly fee based on a percentage of the Portfolio's average daily net assets.

Founded in 1982, Clay Finlay is a registered investment adviser and a subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

         Financial Highlights

Introduction

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and is incorporated by reference into the SAI.

 Financial Highlights                    Balanced Portfolio



                                               Investor A Shares
                                      (For a Share outstanding throughout
                                                  each period)
                                             Year Ended November 30
                                       1999     1998     1997    1996    1995
  Net Asset Value, Beginning of
   Period                             $ 12.63  $ 13.26  $12.58  $11.65  $ 9.61
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                 0.27     0.28    0.32    0.32    0.32
   Net realized and unrealized gains
    from investments                     0.69     0.84    1.47    1.34    2.02
 ------------------------------------------------------------------------------
   Total from Investment Activities      0.96     1.12    1.79    1.66    2.34
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                (0.27)   (0.28)  (0.40)  (0.31)  (0.30)
   Net realized gains                   (0.88)   (1.47)  (0.71)  (0.42)    --
 ------------------------------------------------------------------------------
   Total Distributions                  (1.15)   (1.75)  (1.11)  (0.73)  (0.30)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period      $ 12.44  $ 12.63  $13.26  $12.58  $11.65
 ------------------------------------------------------------------------------
   Total Return (excludes sales
    charge)                              8.30%    9.43%  15.38%  15.10%  24.85%
  Ratios/Supplementary Data:
   Net Assets at end of period (000)  $11,416  $10,659  $9,923  $9,328  $8,348
   Ratio of expenses to average net
    assets                               1.28%    1.26%   1.27%   1.27%   1.27%
   Ratio of net investment income to
    average net assets                   2.21%    2.23%   2.57%   2.79%   2.98%
   Ratio of expenses to average
    net assets*                          1.38%    1.36%   1.37%   1.37%   1.37%
   Portfolio turnover**                 34.80%   47.79%  43.60%  85.16%  58.16%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 Financial Highlights                    Balanced Portfolio



                                              Investor B Shares
                                  (For a Share outstanding throughout each
                                                   period)
                                                                  March 1, 1995
                                                                       to
                                    Year Ended November 30,       November 30,
                                   1999    1998    1997    1996      1995(a)
  Net Asset Value, Beginning of
   Period                         $12.50  $13.15  $12.49  $11.59     $10.13
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income            0.20    0.21    0.25    0.25       0.22
   Net realized and unrealized
    gains
    from investments                0.69    0.81    1.43    1.33       1.44
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                      0.89    1.02    1.68    1.58       1.66
 ------------------------------------------------------------------------------
  Distributions
   Net investment income           (0.19)  (0.20)  (0.26)  (0.26)     (0.20)
   In excess of net investment
    income                           --      --    (0.05)    --         --
   Net realized gains              (0.88)  (1.47)  (0.71)  (0.42)       --
 ------------------------------------------------------------------------------
   Total Distributions             (1.07)  (1.67)  (1.02)  (0.68)     (0.20)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period  $12.32  $12.50  $13.15  $12.49     $11.59
 ------------------------------------------------------------------------------
   Total Return (excludes
    redemption charge)              7.75%   8.63%  14.57%  14.35%     23.92%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                         $2,380  $1,285  $  522  $  321     $   36
   Ratio of expenses to average
    net assets                      1.98%   1.96%   1.96%   1.96%      1.93%(c)
   Ratio of net investment
    income to average net assets    1.51%   1.57%   1.85%   2.09%      2.28%(c)
   Ratio of expenses to average
    net assets*                     2.08%   2.06%   2.06%   2.06%      2.03%(c)
   Portfolio turnover**            34.80%  47.79%  43.60%  85.16%     58.16%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.
  (c)  Annualized.

 Financial Highlights               Equity Income Portfolio



                                                      Investor A Shares
                                                         (For a Share
                                                    outstanding throughout
                                                         each period)
                                                                    February
                                                                    27, 1997
                                                                       to
                                                     Year Ended     November
                                                    November 30,      30,
                                                     1999    1998   1997(a)
  Net Asset Value, Beginning of Period              $10.24  $11.56   $10.00
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income                              0.13    0.17     0.16
   Net realized and unrealized gains (losses) from
    investments                                      (0.18)   0.98     1.57
 ------------------------------------------------------------------------------
   Total from Investment Activities                  (0.05)   1.15     1.73
 ------------------------------------------------------------------------------
  Distributions
   Net investment income                             (0.13)  (0.18)   (0.16)
   In excess of net investment income                  --      --     (0.01)
   Net realized gains                                (2.23)  (2.29)     --
 ------------------------------------------------------------------------------
   Total Distributions                               (2.36)  (2.47)   (0.17)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period                    $ 7.83  $10.24   $11.56
 ------------------------------------------------------------------------------
   Total Return (excludes sales charge)             (0.05)%  11.69%   17.42%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)                $1,336  $1,709   $  173
   Ratio of expenses to average net assets            1.28%   1.15%    0.45%(c)
   Ratio of net investment income to average net
    assets                                            1.60%   1.51%    2.29%(c)
   Ratio of expenses to average net assets*           1.38%   1.38%    1.38%(c)
   Portfolio turnover**                              81.84%  98.32%   48.33%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b)  Not annualized.
  (c)  Annualized.

 Financial Highlights               Equity Income Portfolio



                                               Investor B Shares
                                           (For a Share outstanding
                                            throughout each period)
                                                           February 27, 1997
                                         Year Ended               to
                                        November 30,         November 30,
                                         1999     1998          1997(a)
  Net Asset Value, Beginning of Period  $10.23   $11.55         $10.00
 ---------------------------------------------------------------------------
  Investment Activities
   Net investment income                  0.08     0.11(d)        0.10
   Net realized and unrealized gains
    (losses) from investments            (0.19)    0.97           1.57
 ---------------------------------------------------------------------------
   Total from Investment Activities      (0.11)    1.08           1.67
 ---------------------------------------------------------------------------
  Distributions
   Net investment income                 (0.08)   (0.11)         (0.10)
   In excess of net investment income      --       --           (0.02)
   Net realized gains                    (2.23)   (2.29)           --
 ---------------------------------------------------------------------------
   Total Distributions                   (2.31)   (2.40)         (0.12)
 ---------------------------------------------------------------------------
  Net Asset Value, End of Period        $ 7.81   $10.23         $11.55
 ---------------------------------------------------------------------------
   Total Return (excludes redemption
    charge)                              (0.85)%  10.98%         16.75%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)    $  766   $  520         $  131
   Ratio of expenses to average net
    assets                                1.98%    1.84%          1.14%(c)
   Ratio of net investment income to
    average net assets                    0.89%    0.83%          1.53%(c)
   Ratio of expenses to average net
    assets*                               2.08%    2.08%          2.07%(c)
   Portfolio turnover**                  81.84%   98.32%         48.33%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b)  Not annualized.
  (c)  Annualized.
  (d) Per share net investment income has been calculated using the daily average share method.

 Financial Highlights                Equity Index Portfolio



                                               Investor A Shares
                                    (For a Share outstanding throughout each
                                                    period)
                                                                May 1, 1997
                                  Year Ended November 30,            to
                                     1999         1998      November 30, 1997(a)
  Net Asset Value, Beginning of
   Period                         $     14.54  $     11.93         $10.00
 -------------------------------------------------------------------------------
  Investment Activities
   Net investment income                 0.09         0.09           0.07
   Net realized and unrealized
    gains from investments               2.74         2.64           1.94
 -------------------------------------------------------------------------------
   Total from Investment
    Activities                           2.83         2.73           2.01
 -------------------------------------------------------------------------------
  Distributions
   Net investment income                (0.08)       (0.10)         (0.07)
   In excess of net investment
    income                                --           --           (0.01)
   Net realized gains                   (0.18)       (0.02)           --
 -------------------------------------------------------------------------------
   Total Distributions                  (0.26)       (0.12)         (0.08)
 -------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                         $     17.11  $     14.54         $11.93
 -------------------------------------------------------------------------------
   Total Return (excludes sales
    charge)                             19.84%       23.01%         20.14%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                         $     3,385  $       914         $  206
   Ratio of expenses to average
    net assets                           0.85%        0.86%          0.78%(c)
   Ratio of net investment
    income to average net
    assets                               0.50%        0.70%          1.02%(c)
   Ratio of expenses to average
    net assets*                          0.95%        1.03%          1.21%(c)
   Portfolio turnover**                 27.84%       14.83%          1.66%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b)  Not annualized.
  (c)  Annualized.

 Financial Highlights      Growth & Income Equity Portfolio



                                              Investor A Shares
                                     (For a Share outstanding throughout
                                                each period)
                                           Year Ended November 30,
                                    1999     1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                          $ 19.13  $ 21.12  $ 18.67  $ 16.30  $ 12.70
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income              0.09     0.12     0.11     0.20     0.23
   Net realized and unrealized
    gains
     from investments                 2.29     1.58     3.96     3.32     3.74
 ------------------------------------------------------------------------------
   Total from Investment
    Activities                        2.38     1.70     4.07     3.52     3.97
 ------------------------------------------------------------------------------
  Distributions
   Net investment income             (0.09)   (0.11)   (0.13)   (0.20)   (0.23)
   In excess of net investment
    income                             --     (0.01)   (0.03)   (0.01)     --
   Net realized gains                (1.48)   (3.57)   (1.46)   (0.94)   (0.14)
 ------------------------------------------------------------------------------
   Total Distributions               (1.57)   (3.69)   (1.62)   (1.15)   (0.37)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period   $ 19.94  $ 19.13  $ 21.12  $ 18.67  $ 16.30
 ------------------------------------------------------------------------------
   Total Return (excludes sales
    charge)                          13.65%    9.35%   23.90%   22.99%   31.95%
  Ratios/Supplementary Data:
   Net Assets at end of period
    (000)                          $51,302  $48,868  $46,372  $38,229  $25,082
   Ratio of expenses to average
    net
    assets                            1.04%    1.04%    1.04%    1.05%    1.05%
   Ratio of net investment income
    to average net assets             0.44%    0.59%    0.60%    1.20%    1.59%
   Ratio of expenses to average
    net
    assets*                           1.16%    1.14%    1.14%    1.15%    1.15%
   Portfolio turnover**              60.31%   91.23%   57.11%   63.90%   58.50%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 Financial Highlights      Growth & Income Equity Portfolio



                                          Investor B Shares
                              (For a Share outstanding throughout each
                                               period)
                                                                   March 1, 1995
                              Year Ended November 30,                    to
                             1999      1998       1997     1996   Nov. 30, 1995(a)
  Net Asset Value,
   Beginning of Period      $ 18.89   $20.94     $18.58   $16.23       $13.43
 ---------------------------------------------------------------------------------
  Investment Activities
   Net investment income
    (loss)                    (0.04)   (0.02)(d)  (0.02)    0.11         0.14
   Net realized and
    unrealized gains
    from investments           2.24     1.57       3.93     3.30         2.81
 ---------------------------------------------------------------------------------
   Total from Investment
    Activities                 2.20     1.55       3.91     3.41         2.95
 ---------------------------------------------------------------------------------
  Distributions
   Net investment income      (0.02)     --         --     (0.11)       (0.15)
   In excess of net
    investment income           --     (0.03)     (0.09)   (0.01)         --
   Net realized gains         (1.48)   (3.57)     (1.46)   (0.94)         --
 ---------------------------------------------------------------------------------
   Total Distributions        (1.50)   (3.60)     (1.55)   (1.06)       (0.15)
 ---------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $ 19.59   $18.89     $20.94   $18.58       $16.23
 ---------------------------------------------------------------------------------
   Total Return (excludes
    redemption
    charge)                   12.79%    8.59%     23.04%   22.29%       31.20%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $10,110   $9,040     $6,349   $3,537       $  781
   Ratio of expenses to
    average
    net assets                 1.74%    1.74%      1.73%    1.75%        1.75%(c)
   Ratio of net investment
    income
    (loss) to average net
    assets                    (0.26)%  (0.10)%    (0.11)%   0.49%        0.87%(c)
   Ratio of expenses to
    average
    net assets*                1.86%    1.84%      1.83%    1.85%        1.85%(c)
   Portfolio turnover**       60.31%   91.23%     57.11%   63.90%       58.50%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a)  Period from commencement of operations.
  (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 to November 30, 1995.
  (c)  Annualized.
  (d) Per share net investment income has been calculated using the daily average share method.

 Financial Highlights               Growth Equity Portfolio



                                              Investor A Shares
                              (For a share outstanding throughout each period)
                             Year Ended        October 1, 1997   Year Ended September
                            November 30,       to November 30,            30,
                             1999      1998        1997(a)       1997     1996     1995
  Net Asset Value,
   Beginning of Period      $19.92    $16.26       $18.75       $ 15.06  $ 13.80  $  9.74
 -----------------------------------------------------------------------------------------
  Investment Activities
   Net investment income
    (loss)                   (0.04)    (0.04)       (0.01)         0.08     0.12     0.10
   Net realized and
    unrealized gains
    (losses) on
    investments               4.79      3.70        (0.24)         4.75     1.32     4.05
 -----------------------------------------------------------------------------------------
   Total from Investment
    Activities                4.75      3.66        (0.25)         4.83     1.44     4.15
 -----------------------------------------------------------------------------------------
  Distributions
   Net investment income       -- (d)    --           --          (0.09)   (0.11)   (0.09)
   Net realized gains        (2.03)      --         (2.24)        (1.05)   (0.07)     --
 -----------------------------------------------------------------------------------------
   Total Distributions       (2.03)      --         (2.24)        (1.14)   (0.18)   (0.09)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $22.64    $19.92       $16.26       $ 18.75  $ 15.06  $ 13.80
 -----------------------------------------------------------------------------------------
   Total Return (excludes
    sales charge)            26.67%    22.53%       (1.25)%(b)    33.85%   10.48%   42.90%
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $8,893    $4,832       $3,467       $68,965  $55,573  $43,708
   Ratio of expenses to
    average net assets        1.27%     1.35%        1.17%(c)      1.14%    1.17%    1.28%
   Ratio of net investment
    income (loss) to
    average net assets       (0.34)%   (0.26)%      (0.27)%(c)     0.44%    0.86%    0.90%
   Ratio of expenses to
    average net assets*       1.37%     1.45%        1.42%(c)      1.39%    1.45%    1.58%
   Portfolio turnover**      21.85%    54.33%       24.45%        42.00%   45.00%   45.00%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Upon reorganizing as a Portfolio of The Arch Fund, Inc., the Arrow Equity Portfolio became the Growth Equity Portfolio and changed its year-end to November 30. Financial Highlights for the periods prior to November 24, 1997 represent financial highlights of the Arrow Equity Portfolio.
  (b) Not annualized.
  (c) Annualized.
  (d) Distributions per share was less than $0.005.

 Financial Highlights               Growth Equity Portfolio



                                                  Investor B Shares
                                         (For a share outstanding throughout
                                                     each period)
                                                             Feb. 23, 1998
                                           Year Ended              to
                                        November 30, 1999 November 30, 1998(a)
  Net Asset Value, Beginning of Period       $19.81              $16.27
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment loss                        (0.22)(d)           (0.07)
   Net realized and unrealized gains
    from investments                           4.78                3.61
 -----------------------------------------------------------------------------
   Total from Investment Activities            4.56                3.54
 -----------------------------------------------------------------------------
  Distributions
   Net realized gains                         (2.03)                --
 -----------------------------------------------------------------------------
   Total distributions                        (2.03)                --
 -----------------------------------------------------------------------------
  Net Asset Value, end of period             $22.34              $19.81
 -----------------------------------------------------------------------------
   Total return (excludes redemption
    charge)                                   25.77%               9.87%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)         $2,020              $  252
   Ratio of expenses to average net
    assets                                     1.97%               2.11%(c)
   Ratio of net investment loss to
    average net assets                        (1.07)%             (1.08)%(c)
   Ratio of expenses to average net
    assets*                                    2.07%               2.22%(c)
   Portfolio turnover**                       21.85%              54.33%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Not annualized.
  (c) Annualized.
  (d) Per share net investment income has been calculated using the daily average share method.

 Financial Highlights            Small Cap Equity Portfolio



                                      Investor A Shares
                             (For a Share outstanding throughout
                                         each period)
                                   Year Ended November 30,
                             1999       1998      1997      1996      1995
  Net Asset Value,
   Beginning of Period      $11.86     $ 15.03   $ 13.40   $ 13.44   $ 11.99
 -----------------------------------------------------------------------------
  Investment Activities
   Net investment loss       (0.07)(a)   (0.06)    (0.05)    (0.01)      --
   Net realized and
    unrealized gains
    (losses) from
    investments               2.10       (1.89)     2.50      1.03      2.36
 -----------------------------------------------------------------------------
   Total from Investment
    Activities                2.03       (1.95)     2.45      1.02      2.36
 -----------------------------------------------------------------------------
  Distributions
   In excess of net
    investment income          --          --        --      (0.01)      --
   Net realized gains        (0.05)      (1.19)    (0.82)    (1.05)    (0.91)
   In excess of net
    realized gains             --        (0.03)      --        --        --
 -----------------------------------------------------------------------------
   Total Distributions       (0.05)      (1.22)    (0.82)    (1.06)    (0.91)
 -----------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $13.84     $ 11.86   $ 15.03   $ 13.40   $ 13.44
 -----------------------------------------------------------------------------
   Total Return (excludes
    sales charge)            17.21%     (14.19)%   19.45%     8.36%    21.47%
  Ratios/Supplementary
   Data:
   Net assets at end of
    Period (000)            $8,885     $11,601   $14,213   $13,889   $15,056
   Ratio of expenses to
    average net assets        1.26%       1.25%     1.25%     1.26%     1.26%
   Ratio of net investment
    loss to average net
    assets                   (0.57)%     (0.45)%   (0.29)%   (0.13)%   (0.12)%
   Ratio of expenses to
    average net assets*       1.36%       1.35%     1.35%     1.36%     1.36%
   Portfolio turnover**      72.08%      69.72%    80.23%    65.85%    83.13%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Per share net investment loss has been calculated using the daily average share method.

 Financial Highlights            Small Cap Equity Portfolio



                                       Investor B Shares
                            (For a Share outstanding throughout each
                                            period)
                                                                    March 1,
                                                                    1995 to
                              Year Ended November 30,             November 30,
                             1999       1998     1997     1996      1995(a)
  Net Asset Value,
   Beginning of Period      $11.53     $14.74   $13.24   $13.37      $11.83
 -------------------------------------------------------------------------------
  Investment Activities
   Net investment loss       (0.16)(d)  (0.14)   (0.13)   (0.07)      (0.03)
   Net realized and
    unrealized gains
    (losses) from
    investments               2.06      (1.85)    2.45     0.99        1.57
 -------------------------------------------------------------------------------
   Total from Investment
    Activities                1.90      (1.99)    2.32     0.92        1.54
 -------------------------------------------------------------------------------
  Distributions
   Net realized gains        (0.05)     (1.18)   (0.82)   (1.05)        --
   In excess of net
    realized gains             --       (0.04)     --       --          --
 -------------------------------------------------------------------------------
   Total Distributions       (0.05)     (1.22)   (0.82)   (1.05)        --
 -------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $13.38     $11.53   $14.74   $13.24      $13.37
 -------------------------------------------------------------------------------
   Total Return (excludes
    redemption charge)       16.57%    (14.79)%  18.62%    7.63%      20.83%(b)
  Ratios/Supplementary
   Data:
   Net assets at end of
    period (000)            $1,094     $1,286   $1,503   $1,272      $  603
   Ratio of expenses to
    average net assets        1.96%      1.95%    1.95%    1.96%       1.96%(c)
   Ratio of net investment
    loss to average net
    assets                   (1.27)%    (1.15)%  (0.99)%  (0.83)%     (0.78)%(c)
   Ratio of expenses to
    average net assets*       2.06%      2.05%    2.05%    2.06%       2.06%(c)
   Portfolio turnover**      72.08%     69.72%   80.23%   65.85%      83.13%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.
  (c) Annualized.
  (d) Per share net investment loss has been calculated using the daily average share method.

 Financial Highlights      Small Cap Equity Index Portfolio



                                                         Investor A Shares
                                                            (For a Share
                                                            outstanding
                                                       throughout the period)
                                                         December 30, 1998
                                                                 to
                                                        November 30, 1999(a)
  Net Asset Value, Beginning of Period                         $10.00
 ----------------------------------------------------------------------------
  Investment Activities
   Net investment loss                                            -- (d)
   Net realized and unrealized gains from investments            0.19
 ----------------------------------------------------------------------------
   Total from Investment Activities                              0.19
 ----------------------------------------------------------------------------
  Distributions
   Net investment income                                        (0.01)
 ----------------------------------------------------------------------------
   Total Distributions                                          (0.01)
 ----------------------------------------------------------------------------
  Net Asset Value, End of Period                               $10.18
 ----------------------------------------------------------------------------
   Total Return (excludes sales charge)                          1.86%(b)
  Ratios/Supplementary Data:
   Net Assets at end of period (000)                           $  134
   Ratio of expenses to average net assets                       1.00%(c)
   Ratio of net investment loss to average net assets           (0.15)%(c)
   Ratio of expenses to average net assets*                      1.14%(c)
   Portfolio turnover**                                         35.27%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from initial public investment.
  (b) Not annualized.
  (c) Annualized.
  (d) Net investment income per share was less than $0.005.

 Financial Highlights        International Equity Portfolio



                                              Investor A Shares
                                           (For a Share outstanding
                                           throughout each period)
                                           Year Ended November 30,
                                       1999     1998    1997     1996    1995
  Net Asset Value, Beginning of
   Period                             $13.27   $11.99  $12.05   $10.76  $ 9.90
 ------------------------------------------------------------------------------
  Investment Activities
   Net investment income (loss)          --      0.01   (0.02)    0.02    0.02
   Net realized and unrealized gains
    from
    investments and foreign currency    4.55     1.77    0.32     1.27    0.86
 ------------------------------------------------------------------------------
   Total from Investment Activities     4.55     1.78    0.30     1.29    0.88
 ------------------------------------------------------------------------------
  Distributions
   Net investment income (loss)        (0.03)     --      --       --      --
   In excess of net investment
    income                             (0.01)   (0.07)  (0.05)     --      --
   Net realized gains                  (0.75)   (0.43)  (0.31)     --    (0.01)
   Tax return of capital                 --       --      --       --    (0.01)
 ------------------------------------------------------------------------------
   Total Distributions                 (0.79)   (0.50)  (0.36)     --    (0.02)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period      $17.03   $13.27  $11.99   $12.05  $10.76
 ------------------------------------------------------------------------------
   Total Return (excludes sales
    charge)                            36.62%   15.33%   2.58%   11.99%   8.89%
  Ratios/Supplementary Data:
   Net Assets at end of period (000)  $3,939   $3,154  $2,854   $2,573  $1,568
   Ratio of expenses to average net
    assets                              1.56%    1.58%   1.59%    1.44%   1.45%
   Ratio of net investment income
    (loss) to average net assets       (0.01)%   0.02%  (0.20)%   0.19%   0.07%
   Ratio of expenses to average net
    assets*                             1.75%    1.75%   1.75%    1.75%   1.76%
   Portfolio turnover**                93.73%   88.95%  75.18%   77.63%  62.78%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 Financial Highlights        International Equity Portfolio



                                           Investor B Shares
                            (For a Share outstanding throughout each period)
                              Year Ended November 30,             March 1, 1995 to
                             1999     1998     1997     1996    November 30, 1995(a)
  Net Asset Value,
   Beginning of Period      $12.97   $11.77   $11.90   $10.71          $ 9.26
 -----------------------------------------------------------------------------------
  Investment Activities
   Net investment loss       (0.10)   (0.09)   (0.09)   (0.04)          (0.03)
   Net realized and
    unrealized gains from
    investments and
    foreign currency          4.43     1.74     0.30     1.23            1.48
 -----------------------------------------------------------------------------------
   Total from Investment
    Activities                4.33     1.65     0.21     1.19            1.45
 -----------------------------------------------------------------------------------
  Distributions
   Net investment income     (0.01)     --       --       --              --
   In excess of net
    investment income          --     (0.02)   (0.03)     --              --
   Net realized gains        (0.75)   (0.43)   (0.31)     --              --
 -----------------------------------------------------------------------------------
   Total Distributions       (0.76)   (0.45)   (0.34)     --              --
 -----------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                   $16.54   $12.97   $11.77   $11.90          $10.71
 -----------------------------------------------------------------------------------
   Total Return (excludes
    redemption charge)       35.65%   14.48%    1.82%   11.11%           8.38%(b)
  Ratios/Supplementary
   Data:
   Net Assets at end of
    period (000)            $  781   $  624   $  562   $  437          $  102
   Ratio of expenses to
    average net assets        2.26%    2.28%    2.29%    2.14%           2.02%(c)
   Ratio of net investment
    loss to average net
    assets                   (0.71)%  (0.70)%  (0.91)%  (0.50)%         (0.96)%(c)
   Ratio of expenses to
    average net assets*       2.45%    2.45%    2.45%    2.46%           2.44%(c)
   Portfolio turnover**      93.73%   88.95%   75.18%   77.63%          62.78%

--------------------------------------------------------------------------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
  (a) Period from commencement of operations.
  (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.
  (c) Annualized.

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan Street
P.O. Box 3011
Milwaukee, WI 53201-3011

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For more information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102
1-202-942-8090

Reports and other information about the Portfolios are also available on the EDGAR database on the SEC's website at http://www.sec.gov. Copies of this
                                       -------------------
information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.
                                       -------------------



The Fund's Investment Company Act File No. is 811-3567


Form #MFINVSFP-00

                         CONNING MONEY MARKET PORTFOLIO



                               [LOGO OF CONNING]



                                   PROSPECTUS
                                 March 31, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Conning Money Market Portfolio                            Contents

     Risk/Return Summary
---------------------------------------
[GRAPHIC]
     1   Risk/Return Summary
     4   Additional Information on Risk
     Your Account
---------------------------------------
[GRAPHIC]
     5   Explanation of Sales Price
     5   How to Buy Shares
     5   How to Sell Shares
     6   Shareholder Services Fees
     6   General Transaction Policies
     Distributions and Taxes
---------------------------------------
[GRAPHIC]
     7   Dividends and Distributions
     7   Taxation
     Management of the Fund
---------------------------------------
[GRAPHIC]
     8   The Adviser
     8   The Sub-Adviser
     Financial Highlights
---------------------------------------
[GRAPHIC]
     9   Introduction

 Risk/Return Summary [GRAPHIC]

--------------------------------------------------------------------------------
Money market instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolio must meet strict requirements as to investment quality, maturity and diversification. The Portfolio generally does not invest in securities with maturities of more than 397 days and the average maturity of all securities held by the Portfolio must be 90 days or less. Prior to purchasing a money market instrument for the Portfolio, the Portfolio's sub-adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------
                Investment Objective

                The investment objective of the Conning Money Market Portfolio (the "Portfolio") is to seek current income with liquidity and stability of principal.

                The investment objective of the Portfolio, which is an investment portfolio of Mercantile Mutual Funds, Inc. (the "Fund"), can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

                Principal Investment Strategies

                The Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                The Portfolio usually invests a substantial portion of its assets in unregistered commercial paper issued by corporations pursuant to Section 4(2) of the Securities Act of 1933. Because this type of commercial paper (which is commonly referred to as Section 4(2) paper) is unregistered, there are restrictions on its resale. The Portfolio's sub-adviser will determine that a liquid trading market exists for any Section 4(2) paper purchased by the Portfolio and will continue to monitor the paper's liquidity as long as it is held by the Portfolio.

                The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Portfolio's sub-adviser must determine that it is of comparable quality to eligible rated instruments.

                Principal Risk Considerations

                The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing interest rates, while during periods of falling interest rates the Portfolio's yield will tend to be higher.

                Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                Investments by the Portfolio in Section 4(2) paper could adversely affect the liquidity of the Portfolio during any period in which eligible investors were no longer interested in purchasing these securities.

 Risk/Return Summary [GRAPHIC]

                The Portfolio's sub-adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                An investment in the Portfolio is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                Return History

                The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.

Risk/Return Summary [GRAPHIC]

--------------------------------------------------------------------------------
The table on the right shows the fees and expenses that you pay if you buy and hold shares of the Portfolio.



This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
Fees and Expenses
                 Annual Portfolio
                 Operating Expenses
                 (expenses that are
                 deducted from the
                 Portfolio's assets)

              Management Fees                             .40%/1/
                 ------------------------------------------------
              Distribution (12b-1) Fees                   None
                 ------------------------------------------------
              Other Expenses                             1.07%/1/
                 ------------------------------------------------
              Total Annual Portfolio Operating Expenses  1.47%/1/
                -------------------------------------------------

                 /1/Management Fees, Other Expenses and Total Annual Portfolio
                   Operating Expenses for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be .17%, .82% and .99%, respectively. These fee waivers and expense reimbursements may be revised or cancelled at any time.

                          Example

                  Conning Money
                  Market
                  Portfolio

                               1              3                   5                   10
                              year          years               years               years


                              $150          $465                $803                $1,757


                ---------------------------------------------------------------

Additional Information on Risk [GRAPHIC]

The principal risks of investing in the Conning Money Market Portfolio are described above. The following supplements that discussion.

Securities Lending

To obtain interest income, the Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

During unfavorable market conditions, the Portfolio may temporarily hold up to 100% of its total assets in cash (which will not earn any income) and short-term obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. This strategy, which is not one of the Portfolio's principal investment strategies, could prevent the Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes the Portfolio's principal investment strategies and the particular types of securities in which the Portfolio principally invests. The Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Year 2000 Risks

Over the past several years, the Portfolio's adviser and other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Portfolio did not experience any material disruptions in its operations as a result of the transition to the 21st century. The Portfolio's adviser and other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Portfolio as a result of future computer-related Y2K difficulties.

Your Account [GRAPHIC]

--------------------------------------------------------------------------------
Business days defined
A business day is any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Banks' Fedline System are open for business. Currently, the
Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------
                Explanation of Sales Price

                Shares of the Portfolio are sold at their net asset value
                (NAV). The NAV for shares of the Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central time) on every business day. The NAV is determined by adding the value of the Portfolio's investments, cash and other assets, subtracting the Portfolio's liabilities and then dividing the result by the total number of shares of the Portfolio that are outstanding.

                . The Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

                . A properly placed purchase order (see "How to Buy Shares"
                  below) that is delivered to the Fund by 1:00 p.m. (Central time) on any business day receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 1:00 p.m. (Central time) will be placed the following business day.

                How to Buy Shares

                Shares of the Portfolio are sold without any sales charge through broker-dealers or other financial advisers acting on behalf of their customers. It is the responsibility of your broker-dealer or financial adviser to transmit your purchase order to the Fund on a timely basis.

                The Fund does not have any minimum investment requirements for shares of the Portfolio but your broker-dealer or financial adviser may. They may also charge transaction fees and require you to maintain a minimum account balance.

                How to Sell Shares

                Orders to sell or "redeem" shares of the Portfolio should be placed with the same broker-dealer or financial adviser that placed the original purchase order in accordance with the procedures established by that broker-dealer or financial adviser. Your broker-dealer or financial adviser is responsible for sending your redemption order to the Fund on a timely basis and for crediting your account with the redemption proceeds. The Fund does not currently charge for wiring redemption proceeds, but your broker-dealer or financial adviser may.

                The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact your broker-dealer or financial adviser for more information on signature guarantees.

Your Account [GRAPHIC]

--------------------------------------------------------------------------------
Selling recently purchased shares
If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing them via electronic transfer to avoid delay.
--------------------------------------------------------------------------------

                Shares of the Portfolio will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 1:00 p.m. (Central time) on a business day, the proceeds are sent electronically the same day to the broker-dealer or financial adviser that placed the order. If the order to sell is received and accepted by the Fund after 1:00 p.m. (Central time) on a business day or on a non-business day, the proceeds normally are sent electronically to the broker-dealer or financial adviser on the next business day.

                Shareholder Services Fees

                The Portfolio can pay for shareholder liaison and/or administrative support services at the annual rates of up to .25% and .50%, respectively, of the Portfolio's average daily net assets. These fees are paid to broker-dealers and financial advisers that provide such services to their customers who own shares of the Portfolio. The Portfolio does not intend to pay more than .66% of average daily net assets in the aggregate for shareholder liaison and/or administrative support services during the current fiscal year.

                General Transaction Policies

                The Fund reserves the right to:

                . Refuse any order to buy shares.

                . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect the Portfolio.

                . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

Distributions and Taxes [GRAPHIC]

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale of shares of the Portfolio.
--------------------------------------------------------------------------------

                Dividends and Distributions

                The Portfolio declares dividends from net investment income daily and pays them monthly. Shares of the Portfolio begin earning dividends on the day the purchase order is received by the Fund's transfer agent through the day before the redemption order for such shares is received. Although the Portfolio does not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

                All of your dividends and capital gains distributions will be reinvested in additional shares of the Portfolio unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

                Taxation

                As with any investment, you should consider the tax implications of an investment in the Portfolio. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                . Federal Taxes

                 Distributions from the Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

                . State and Local Taxes

                 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities.

                The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolio, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Management of the Fund [GRAPHIC]

The Adviser

Firstar Investment Research & Management Company, LLC ("FIRMCO" or the "Adviser") serves as the investment adviser to the Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolio's former adviser, Mississippi Valley Advisors Inc., on March 1, 2000. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization, and has its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO has been providing advisory services since 1986 and as of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolio in accordance with the Portfolio's investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for the Portfolio.

In exchange for these services, FIRMCO is entitled to receive investment advisory fees, which are calculated daily and paid monthly, at the annual rate of .40% of the first $1.5 billion of the Portfolio's average daily net assets,
 .35% of the next $1 billion of average daily net assets and .25% of average daily net assets in excess of $2.5 billion. FIRMCO currently receives advisory fees (after waivers) at the annual rate of .17% of the Portfolio's average daily net assets.

The Sub-Adviser

Conning Asset Management Company ("Conning") serves as sub-adviser to the Portfolio and is responsible for the management of the Portfolio's assets. Conning manages the Portfolio under the direction and guidance of FIRMCO and according to its sub-advisory agreement with FIRMCO. For its services, Conning receives a monthly fee from FIRMCO based on a percentage of the Portfolio's average daily net assets.

Conning, with principal offices located at 700 Market Street, St. Louis, Missouri 63101, is an indirect subsidiary of GenAmerica Corporation, a financial services holding company, which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company. Founded in 1912, Conning has extensive investment management experience and as of December 31, 1999 had approximately $33.3 billion in assets under management.

Financial Highlights [GRAPHIC]

Introduction

The financial highlights table presented below is intended to help you understand the financial performance of the Portfolio for the period from its commencement of operations on February 16, 1999 through November 30, 1999. Certain information reflects the financial results for a single share in the Portfolio. The total return in the table represents the rate that an investor would have earned on an investment in the Portfolio assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders, and are incorporated by reference into the SAI.

Conning Money Market Portfolio
(For a share outstanding throughout the period)

                                                             February 16, 1999
                                                                     to
                                                            November 30, 1999(a)
                                                            --------------------
Net Asset Value, Beginning of Period.......................       $   1.00
                                                                  --------
Investment Activities
  Net investment income....................................          0.034
                                                                  --------
  Total from Investment Activities.........................          0.034
                                                                  --------
Distributions
  Net investment income....................................         (0.034)
                                                                  --------
  Total Distributions......................................         (0.034)
                                                                  --------
Net Asset Value, End of Period.............................       $   1.00
                                                                  ========
  Total Return.............................................           3.41 %(b)
Ratios/Supplementary Data:
  Net Assets at end of period (000)........................       $230,580
  Ratio of expenses to average net assets..................           0.99 %(c)
  Ratio of net investment income to average net assets.....           4.47 %(c)
  Ratio of expenses to average net assets*.................           1.47 %(c)

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from initial public investment.
(b) Not annualized.
(c) Annualized.

9
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Where to find more information
You'll find more information about the Conning Money Market Portfolio in the following documents:

Annual and semi-annual reports
The Portfolio's annual and semi-annual reports contain more information about the Portfolio and its performance.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolio and its policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Fustar Mutual Fund Services, LLC
615 East Michigan Street
P.O. Box 3011
Milwaukee, Wisconsin 53201-3011

If you buy your shares through a broker-dealer or financial adviser, you may contact your broker-dealer or financial adviser for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Conning Money Market Portfolio are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

The Fund's Investment Company Act File No. is 811-3567.